UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock LifePath® Smart Beta Retirement Fund (Formerly BlackRock LifePath® Active Retirement Fund)

BlackRock LifePath® Smart Beta 2020 Fund (Formerly BlackRock LifePath® Active 2020 Fund)

BlackRock LifePath® Smart Beta 2025 Fund (Formerly BlackRock LifePath® Active 2025 Fund)

BlackRock LifePath® Smart Beta 2030 Fund (Formerly BlackRock LifePath® Active 2030 Fund)

BlackRock LifePath® Smart Beta 2035 Fund (Formerly BlackRock LifePath® Active 2035 Fund)

BlackRock LifePath® Smart Beta 2040 Fund (Formerly BlackRock LifePath® Active 2040 Fund)

BlackRock LifePath® Smart Beta 2045 Fund (Formerly BlackRock LifePath® Active 2045 Fund)

BlackRock LifePath® Smart Beta 2050 Fund (Formerly BlackRock LifePath® Active 2050 Fund)

BlackRock LifePath® Smart Beta 2055 Fund (Formerly BlackRock LifePath® Active 2055 Fund)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 10/31/2016

Item 1 – Report to Stockholders

OCTOBER 31, 2016

ANNUAL REPORT	BLACKROCK®

BlackRock LifePath® Active Funds of BlackRock Funds II

▶   BlackRock LifePath® Active Retirement Fund

▶   BlackRock LifePath® Active 2020 Fund

▶   BlackRock LifePath® Active 2025 Fund

▶   BlackRock LifePath® Active 2030 Fund

▶   BlackRock LifePath® Active 2035 Fund

▶   BlackRock LifePath® Active 2040 Fund

▶   BlackRock LifePath® Active 2045 Fund

▶   BlackRock LifePath® Active 2050 Fund

▶   BlackRock LifePath® Active 2055 Fund

Not FDIC Insured ∎ May Lose Value ∎ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

2	BLACKROCK FUNDS II	OCTOBER 31, 2016

The Markets in Review

Dear Shareholder,

Central bank policy decisions have continued to provide support to financial markets, while changing economic outlooks and geopolitical risks have been major drivers of investor sentiment. After ending its near-zero interest rate policy at the end of 2015, the Federal Reserve (the “Fed”) remained in focus as investors considered the anticipated pace of future rate hikes. With the European Central Bank and the Bank of Japan having moved into stimulus mode, the divergence in global monetary policies drove heightened market volatility at the beginning of 2016 and caused the U.S. dollar to strengthen considerably.

Financial markets had a rough start to the year as the strong dollar challenged U.S. companies that generate revenues overseas and pressured emerging market currencies and commodities prices. Low and volatile oil prices and signs of slowing growth in China were also meaningful factors behind the decline in risk assets early in the year. However, as the first quarter wore on, these pressures abated and a more tempered outlook for U.S. rate hikes helped the markets rebound.

Volatility spiked in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape drove investors to high-quality assets, pushing already low global yields to even lower levels. However, risk assets recovered swiftly in July as economic data suggested that the consequences had thus far been contained to the United Kingdom.

In a second episode of surprise vote results, equities fell sharply after the news of Donald Trump’s victory in the U.S. presidential election, but quickly recovered, and the yield curve steepened due to expectations for rising inflation. Broadly, a reflation theme has been building amid signs of rising price pressures, central banks signaling a greater tolerance to let inflation run hotter, and policy emphasis shifting from monetary to fiscal stimulus.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.06%	4.51%
U.S. small cap equities (Russell 2000® Index)	6.13	4.11
International equities (MSCI Europe, Australasia, Far East Index)	(0.16)	(3.23)
Emerging market equities (MSCI Emerging Markets Index)	9.41	9.27
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.17	0.31
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.46	4.24
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.51	4.37
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.98	4.53
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.59	10.16

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Funds’ Summary as of October 31, 2016	BlackRock LifePath® Active Funds

Investment Objective

Each BlackRock LifePath® Active Fund’s (collectively, the “Funds”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the BlackRock LifePath® Active Retirement Fund (the “LifePath® Active Retirement Fund”) will be broadly diversified across global asset classes. With respect to other Funds, in pursuit of its investment objective, each Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

On July 29, 2016, the Board of Trustees of the BlackRock Funds II approved, effective on or about November 16, 2016, a change in the name of each Fund and certain changes to each Fund’s investment strategies and the underlying funds in which it may invest. Please refer to the Subsequent Events note in the Notes to Financial Statements for further details.

Portfolio Management Commentary

How did the Funds perform?

•

For the 12-month period ended October 31, 2016, the BlackRock LifePath® Active Retirement Fund underperformed its custom benchmark and its primary benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the same period, the Funds with target dates underperformed their respective custom benchmarks, as well as the Russell 1000® Index, while BlackRock LifePath® Active 2020 Fund’s Class K Shares performed in line with its custom benchmark. The following discussion of relative performance pertains to each Fund’s custom benchmark.

What factors influenced performance?

•

Given expectations for further policy normalization, the Funds maintained an underweight stance with respect to U.S. duration (and corresponding interest rate sensitivity). This detracted from performance as the Fed put rate hikes on hold in the wake of an early 2016 sell-off in financial markets, a weak May non-farm payrolls report, and heightened geopolitical uncertainty. A short global duration position also detracted in the flight to quality that ensued after the U.K. referendum in June on leaving the European Union (“Brexit”).

•

The Funds’ performance is directly impacted by the performance of underlying managers used. During the period, performance was most negatively impacted by allocations to BlackRock Global Long/Short Equity Fund and BlackRock International Opportunities Fund, both of which underperformed their respective benchmarks.

•

The most significant positive contributors to performance over the period were tactical allocations within global equities. Though generally underweight in U.S. equities, the Funds took advantage of market sell-offs after the global growth scare in January and Brexit in June to increase domestic exposure, adding to overall performance. Outside of the United States, the Funds were overweight in Japanese equities on the view that the Bank of Japan (“BoJ”) would further ease policy to attain its inflation objective. The Funds took profits on this position prior to the BoJ’s July meeting in anticipation of the markets being disappointed by the central bank’s actions. In Europe, despite initial negative headlines following Brexit, the Funds moved to an overweight in German equities in late July due to depressed price levels and strong economic data. This position was removed in August following a strong increase in valuations.

•

During the period, the Funds used derivatives in executing their investment strategies. Derivatives are used by the investment adviser as a means to manage risk and/or take outright views on interest rates, credit risk and/or foreign exchange positions in the Funds. Overall, the use of derivatives had a positive impact on performance over the period.

Describe recent portfolio activity.

•	The theme of U.S.-led global reflation and Fed normalization was in place throughout the 12 months, resulting in an underweight position in U.S. fixed income and overweight to global equities.

•

Following the June Brexit vote, resilience in European economic data led the Funds to add German equities in the third quarter of 2016. Despite expectations for economic data to remain firm, the Funds captured gains following strong outperformance in European equities in August.

•

The Funds also moved to overweight the euro relative to the Japanese yen on the expectation that the European Central Bank’s policy posture would likely incrementally tighten in the coming months given improvements in growth and inflation dynamics.

Describe the Funds’ positioning at period end.

•

Each Fund was overweight in equities and underweight in fixed income relative to its custom benchmark on expectations of rising inflation and central bank policy tightening. In the United States, the Funds were underweight to both equities and fixed income. The Funds maintained an overweight to the euro versus an underweight to the Japanese yen. A neutral weighting was maintained with respect to emerging markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	OCTOBER 31, 2016

BlackRock LifePath® Active Funds

Glidepath Evolution

Under normal circumstances, the asset allocation of each BlackRock LifePath® Active Fund (each, a “Fund”), other than BlackRock LifePath® Active Retirement Fund, will change over time according to a “glidepath” as each of the Funds approaches its respective target date. The glidepath represents the shifting of asset classes over time. Each Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks and lower volatility of each Fund as retirement approaches. As each Fund approaches its target date, its asset allocation will shift so that each Fund invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each Fund, and determine whether any changes are required to enable each Fund to achieve its investment objective.

Because the BlackRock LifePath® Active Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the BlackRock LifePath® Active Retirement Fund’s risk profile.

Although the asset allocation targets listed for the glidepath are general, long-term targets, BlackRock may periodically adjust the proportion of equity and fixed income funds in each Fund, based on an assessment of the current market conditions, and the potential contribution of each asset class to the expected risk and return characteristics of each Fund. In general, such adjustments will be limited to +/- 10% relative to the target allocation. BlackRock may determine that a greater degree of variation is warranted to protect each Fund or achieve each Fund’s investment objective.

BLACKROCK FUNDS II	OCTOBER 31, 2016	5

BlackRock LifePath® Active Retirement Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. Prior to December 31, 2014, the Fund followed a glidepath under the name “LifePath® Active 2015 Portfolio”. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2015.”

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]

A customized weighted index (the “Retirement Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

BlackRock LifePath® Active Retirement Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 6/11/07	37.5%	50.0%	12.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	42.0	46.4	11.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	44.0	44.8	11.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	44.7	44.2	11.1	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	45.8	43.4	10.8	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	46.6	42.7	10.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	48.7	N/A	N/A	22.8%	4.0%	11.6%	1.0%	3.8%	8.1%
5/01/13 to 10/31/13	49.7	N/A	N/A	21.9	4.2	11.4	0.8	3.7	8.3
11/01/13 to 10/31/14	51.3	N/A	N/A	20.7	4.4	10.8	0.4	3.9	8.5
11/01/14 to 10/31/15	51.4	N/A	N/A	20.8	3.8	10.9	0.5	3.8	8.8
11/01/15 to 10/31/16	51.2	N/A	N/A	20.5	4.1	11.2	0.5	3.7	8.8

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2016

		Average Annual Total Returns[2,6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.10%	3.67%	N/A	6.17%	N/A	4.45%	N/A
Investor A	2.91	3.39	(2.04)%	5.90	4.76%	4.17	3.59%
Class K	3.10	3.81	N/A	6.27	N/A	4.55	N/A
Class R	2.81	3.14	N/A	5.64	N/A	3.89	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	1.51	4.37	N/A	2.90	N/A	4.62	N/A
Retirement Custom Benchmark	2.23	3.97	N/A	5.55	N/A	3.91	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

6	BLACKROCK FUNDS II	OCTOBER 31, 2016

BlackRock LifePath® Active 2020 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2020. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2020.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2020 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

BlackRock LifePath® Active 2020 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 6/11/07	30.0%	56.0%	14.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	35.0	52.0	13.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	38.0	49.6	12.4	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	39.1	48.7	12.2	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	40.4	47.7	11.9	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	41.6	46.7	11.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	40.1	N/A	N/A	28.6%	3.5%	14.6%	2.9%	3.8%	6.5%
5/01/13 to 10/31/13	41.0	N/A	N/A	27.6	3.7	14.5	2.8	3.8	6.6
11/01/13 to 10/31/14	42.3	N/A	N/A	26.5	3.8	14.2	2.5	3.9	6.8
11/01/14 to 10/31/15	40.6	N/A	N/A	27.3	3.4	15.2	2.9	3.8	6.8
11/01/15 to 10/31/16	41.9	N/A	N/A	25.8	4.0	14.9	2.7	3.7	7.0

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2016

	Average Annual Total Returns[2,6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.28%	3.52%	N/A	6.67%	N/A	4.44%	N/A
Investor A	3.10	3.24	(2.18)%	6.40	5.25%	4.15	3.56%
Class K	3.38	3.74	N/A	6.79	N/A	4.55	N/A
Class R	3.02	3.06	N/A	6.13	N/A	3.87	N/A
Russell 1000® Index	4.02	4.26	N/A	13.51	N/A	6.18	N/A
2020 Custom Benchmark	2.31	3.75	N/A	6.17	N/A	3.95	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS II	OCTOBER 31, 2016	7

BlackRock LifePath® Active 2025 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2025.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2025 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

BlackRock LifePath® Active 2025 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 6/11/07	22.5%	62.0%	15.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	26.0	59.2	14.8	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	29.0	56.8	14.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	31.3	55.0	13.7	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	33.2	53.4	13.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	34.7	52.2	13.1	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	33.0	N/A	N/A	33.4%	3.2%	17.1%	4.4%	3.8%	5.1%
5/01/13 to 10/31/13	33.9	N/A	N/A	32.3	3.2	17.1	4.4	3.8	5.3
11/01/13 to 10/31/14	35.1	N/A	N/A	31.1	3.4	16.9	4.2	3.8	5.5
11/01/14 to 10/31/15	31.7	N/A	N/A	32.7	3.0	18.5	5.2	3.8	5.1
11/01/15 to 10/31/16	32.2	N/A	N/A	31.2	3.8	18.6	5.2	3.8	5.2

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2016

		Average Annual Total Returns[2,6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.22%	3.06%	N/A	7.09%	N/A	4.33%	N/A
Investor A	3.03	2.76	(2.63)%	6.81	5.66%	4.04	3.46%
Class K	3.32	3.16	N/A	7.19	N/A	4.43	N/A
Class R	2.94	2.60	N/A	6.56	N/A	3.76	N/A
Russell 1000® Index	4.02	4.26	N/A	13.51	N/A	6.18	N/A
2025 Custom Benchmark	2.37	3.55	N/A	6.73	N/A	3.81	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

8	BLACKROCK FUNDS II	OCTOBER 31, 2016

BlackRock LifePath® Active 2030 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2030.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2030 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

BlackRock LifePath® Active 2030 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 6/11/07	15.0%	68.0%	17.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	7.0	74.4	18.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	16.0	67.2	16.8	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	20.1	63.9	16.0	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	22.9	61.7	15.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	25.1	59.9	15.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	26.9	N/A	N/A	37.5%	2.8%	19.3%	5.7%	3.9%	3.9%
5/01/13 to 10/31/13	27.8	N/A	N/A	36.3	2.9	19.3	5.8	3.8	4.1
11/01/13 to 10/31/14	28.9	N/A	N/A	35.2	3.0	19.2	5.7	3.8	4.2
11/01/14 to 10/31/15	23.0	N/A	N/A	38.0	2.6	21.7	7.3	3.9	3.5
11/01/15 to 10/31/16	23.2	N/A	N/A	36.2	3.6	21.9	7.6	3.9	3.6

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2016

		Average Annual Total Returns[2,6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.28%	2.64%	N/A	7.28%	N/A	4.05%	N/A
Investor A	3.09	2.30	(3.07)%	6.96	5.81%	3.72	3.14%
Class K	3.28	2.71	N/A	7.37	N/A	4.14	N/A
Class R	2.88	2.10	N/A	6.70	N/A	3.45	N/A
Russell 1000® Index	4.02	4.26	N/A	13.51	N/A	6.18	N/A
2030 Custom Benchmark	2.43	3.33	N/A	7.25	N/A	3.36	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS II	OCTOBER 31, 2016	9

BlackRock LifePath® Active 2035 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2035.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2035 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

BlackRock LifePath® Active 2035 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 6/11/07	7.5%	74.0%	18.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	N/A	80.0	20.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	21.5	N/A	N/A	41.2%	2.6%	21.2%	6.8%	3.9%	2.8%
5/01/13 to 10/31/13	22.3	N/A	N/A	40.0	2.6	21.3	7.0	3.9	2.9
11/01/13 to 10/31/14	23.5	N/A	N/A	38.7	2.6	21.3	7.0	3.8	3.1
11/01/14 to 10/31/15	14.9	N/A	N/A	42.8	2.2	24.7	9.4	3.9	2.1
11/01/15 to 10/31/16	14.5	N/A	N/A	40.9	3.4	25.2	9.9	4.0	2.1

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2016

		Average Annual Total Returns[2,6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.32%	2.40%	N/A	7.41%	N/A	3.62%	N/A
Investor A	3.14	2.10	(3.26)%	7.08	5.93%	3.32	2.73%
Class K	3.42	2.60	N/A	7.51	N/A	3.72	N/A
Class R	3.06	1.89	N/A	6.83	N/A	3.03	N/A
Russell 1000® Index	4.02	4.26	N/A	13.51	N/A	6.18	N/A
2035 Custom Benchmark	2.48	3.12	N/A	7.82	N/A	3.36	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

10	BLACKROCK FUNDS II	OCTOBER 31, 2016

BlackRock LifePath® Active 2040 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2040.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2040 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

BlackRock LifePath® Active 2040 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	16.6	N/A	N/A	44.6%	2.3%	23.0%	7.9%	3.9%	1.7%
5/01/13 to 10/31/13	17.5	N/A	N/A	43.3	2.2	23.1	8.2	3.9	1.8
11/01/13 to 10/31/14	18.6	N/A	N/A	42.0	2.3	23.2	8.2	3.8	1.9
11/01/14 to 10/31/15	7.9	N/A	N/A	46.4	2.1	27.3	11.4	4.0	0.9
11/01/15 to 10/31/16	6.7	N/A	N/A	44.6	3.4	28.2	12.1	4.1	0.9

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2016

		Average Annual Total Returns[2,6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.52%	2.33%	N/A	7.69%	N/A	3.95%	N/A
Investor A	3.45	2.05	(3.31)%	7.40	6.24%	3.61	3.03%
Class K	3.52	2.34	N/A	7.78	N/A	4.05	N/A
Class R	3.25	1.73	N/A	7.11	N/A	3.36	N/A
Russell 1000® Index	4.02	4.26	N/A	13.51	N/A	6.18	N/A
2040 Custom Benchmark	2.51	2.91	N/A	8.14	N/A	3.55	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS II	OCTOBER 31, 2016	11

BlackRock LifePath® Active 2045 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2045.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2045 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

BlackRock LifePath® Active 2045 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	12.7	N/A	N/A	47.8%	2.0%	24.7%	8.9%	3.9%	N/A
5/01/13 to 10/31/13	13.7	N/A	N/A	46.4	2.0	24.8	9.2	3.9	N/A
11/01/13 to 10/31/14	15.0	N/A	N/A	44.9	2.0	25.0	9.3	3.8	N/A
11/01/14 to 10/31/15	4.1	N/A	N/A	48.0	2.1	28.8	12.8	4.2	N/A
11/01/15 to 10/31/16	2.2	N/A	N/A	46.3	3.6	29.9	13.5	4.3	0.2%

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2016

		Average Annual Total Returns[2,6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.50%	2.09%	N/A	7.98%	N/A	4.13%	N/A
Investor A	3.35	1.81	(3.53)%	7.69	6.54%	3.77	3.18%
Class K	3.50	2.19	N/A	8.08	N/A	4.23	N/A
Class R	3.18	1.60	N/A	7.42	N/A	3.51	N/A
Russell 1000® Index	4.02	4.26	N/A	13.51	N/A	6.18	N/A
2045 Custom Benchmark	2.51	2.78	N/A	8.46	N/A	3.71	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

12	BLACKROCK FUNDS II	OCTOBER 31, 2016

BlackRock LifePath® Active 2050 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2050.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2050 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

BlackRock LifePath® Active 2050 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	7.4	N/A	N/A	50.7%	1.9%	26.2%	9.8%	4.0%
5/01/13 to 10/31/13	8.5	N/A	N/A	49.2	1.7	26.4	10.2	4.0
11/01/13 to 10/31/14	9.8	N/A	N/A	47.7	1.7	26.6	10.4	3.8
11/01/14 to 10/31/15	2.6	N/A	N/A	48.8	2.0	29.3	13.1	4.2
11/01/15 to 10/31/16	1.0	N/A	N/A	46.6	3.6	30.5	14.0	4.3

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2016

		Average Annual Total Returns[2,6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.33%	1.92%	N/A	8.12%	N/A	3.71%	N/A
Investor A	3.16	1.63	(3.70)%	7.80	6.65%	3.36	2.78%
Class K	3.43	2.02	N/A	8.22	N/A	3.81	N/A
Class R	3.07	1.33	N/A	7.54	N/A	3.12	N/A
Russell 1000® Index	4.02	4.26	N/A	13.51	N/A	6.18	N/A
2050 Custom Benchmark	2.51	2.75	N/A	8.76	N/A	3.86	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS II	OCTOBER 31, 2016	13

BlackRock LifePath® Active 2055 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055.

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2055 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment adviser’s changes of the benchmarks’ weightings over time. The investment adviser adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

      BlackRock LifePath® Active 2055 Fund’s custom benchmark consists of the following:

Period	Bloomberg Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index
2/28/13 to 4/30/13	2.5%	52.5%	1.8%	27.8%	11.2%	4.2%
5/01/13 to 10/31/13	3.3	51.3	1.7	27.9	11.6	4.2
11/01/13 to 10/31/14	4.5	49.6	1.7	28.3	11.9	4.0
11/01/14 to 10/31/15	1.7	49.2	2.0	29.6	13.3	4.2
11/01/15 to 10/31/16	1.0	46.6	3.6	30.5	14.0	4.3

      See “About Fund Performance” on page 20 for a description of the Custom Benchmark.

Performance Summary for the Period Ended October 31, 2016
		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	3.50%	2.05%	N/A	6.77%	N/A
Investor A	3.21	1.72	(3.62)%	6.48	4.93%
Class K	3.50	2.17	N/A	6.88	N/A
Class R	3.13	1.56	N/A	6.24	N/A
Russell 1000® Index	4.02	4.26	N/A	11.83	N/A
2055 Custom Benchmark	2.51	2.75	N/A	6.80	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on February 28, 2013.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

14	BLACKROCK FUNDS II	OCTOBER 31, 2016

BlackRock LifePath® Active Retirement Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Fixed Income Funds	59%
Equity Funds	39
Short-Term Securities	2

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	32%
BlackRock International Opportunities Portfolio, Institutional Class	11
BlackRock Inflation Protected Bond Portfolio, Class K	9
BlackRock Global Long/Short Credit Fund, Class K	9
BlackRock Strategic Income Opportunities Portfolio, Class K	9
Master Small Cap Index Series	3
BlackRock Commodity Strategies Fund, Institutional Class	3
BlackRock Global Long/Short Equity Fund, Class K	3
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	3
Master Large Cap Growth Portfolio	3

BlackRock LifePath® Active 2020 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	49%
Fixed Income Funds	48
Short-Term Securities	3

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	30%
BlackRock International Opportunities Portfolio, Institutional Class	14
BlackRock Inflation Protected Bond Portfolio, Class K	7
BlackRock Strategic Income Opportunities Portfolio, Class K	6
Master Large Cap Growth Portfolio	5
BlackRock Global Long/Short Credit Fund, Class K	5
BlackRock Basic Value Fund, Inc., Class K	5
BlackRock Commodity Strategies Fund, Institutional Class	4
Master Small Cap Index Series	3
BlackRock Global Long/Short Equity Fund, Class K	3

      The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2016	15

BlackRock LifePath® Active 2025 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	60%
Fixed Income Funds	32
Short-Term Securities	8

Ten Largest Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	19%
BlackRock International Opportunities Portfolio, Institutional Class	18
BlackRock Basic Value Fund, Inc., Class K	7
Master Large Cap Growth Portfolio	7
BlackRock Liquidity Funds, T-Fund, Institutional Class	6
BlackRock Inflation Protected Bond Portfolio, Class K	5
BlackRock Strategic Income Opportunities Portfolio, Class K	4
BlackRock Global Long/Short Credit Fund, Class K	4
BlackRock Commodity Strategies Fund, Institutional Class	4
BlackRock Equity Dividend Fund, Class K	4

BlackRock LifePath® Active 2030 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	70%
Fixed Income Funds	24
Short-Term Securities	6

Ten Largest Holdings	Percent of Affiliated Investment Companies
BlackRock International Opportunities Portfolio, Institutional Class	21%
Master Total Return Portfolio	13
BlackRock Basic Value Fund, Inc., Class K	8
Master Large Cap Growth Portfolio	8
BlackRock Equity Dividend Fund, Class K	5
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	5
S&P 500 Index Master Portfolio	4
BlackRock Strategic Income Opportunities Portfolio, Class K	4
BlackRock Commodity Strategies Fund, Institutional Class	4
BlackRock Global Long/Short Credit Fund, Class K	4

      The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	BLACKROCK FUNDS II	OCTOBER 31, 2016

BlackRock LifePath® Active 2035 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	80%
Fixed Income Funds	13
Short-Term Securities	7

Ten Largest Holdings	Percent of Affiliated Investment Companies
BlackRock International Opportunities Portfolio, Institutional Class	24%
Master Large Cap Growth Portfolio	11
BlackRock Basic Value Fund, Inc., Class K	11
Master Total Return Portfolio	6
BlackRock Equity Dividend Fund, Class K	5
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	5
iShares International Developed Real Estate ETF	5
SL Liquidity Series, LLC, Money Market Series	5
iShares U.S. Real Estate ETF	5
BlackRock Commodity Strategies Fund, Institutional Class	4

BlackRock LifePath® Active 2040 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	87%
Short-Term Securities	7
Fixed Income Funds	6

Ten Largest Holdings	Percent of Affiliated Investment Companies
BlackRock International Opportunities Portfolio, Institutional Class	26%
Master Large Cap Growth Portfolio	12
BlackRock Basic Value Fund, Inc., Class K	12
BlackRock Equity Dividend Fund, Class K	6
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	6
iShares International Developed Real Estate ETF	6
SL Liquidity Series, LLC, Money Market Series	6
iShares U.S. Real Estate ETF	6
BlackRock Commodity Strategies Fund, Institutional Class	4
BlackRock Global Long/Short Equity Fund, Class K	3

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2016	17

BlackRock LifePath® Active 2045 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	90%
Short-Term Securities	10

Ten Largest Holdings	Percent of Affiliated Investment Companies
BlackRock International Opportunities Portfolio, Institutional Class	28%
Master Large Cap Growth Portfolio	11
BlackRock Basic Value Fund, Inc., Class K	11
BlackRock Equity Dividend Fund, Class K	7
iShares International Developed Real Estate ETF	6
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	6
SL Liquidity Series, LLC, Money Market Series	6
iShares U.S. Real Estate ETF	6
BlackRock Commodity Strategies Fund, Institutional Class	4
BlackRock Liquidity Funds, T-Fund, Institutional Class	4

BlackRock LifePath® Active 2050 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	93%
Short-Term Securities	7

Ten Largest Holdings	Percent of Affiliated Investment Companies
BlackRock International Opportunities Portfolio, Institutional Class	28%
Master Large Cap Growth Portfolio	11
BlackRock Basic Value Fund, Inc., Class K	11
BlackRock Equity Dividend Fund, Class K	8
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	8
iShares International Developed Real Estate ETF	7
SL Liquidity Series, LLC, Money Market Series	6
iShares U.S. Real Estate ETF	6
BlackRock Commodity Strategies Fund, Institutional Class	4
BlackRock Global Long/Short Equity Fund, Class K	3

      The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

18	BLACKROCK FUNDS II	OCTOBER 31, 2016

BlackRock LifePath® Active 2055 Fund

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	85%
Short-Term Securities	15

Ten Largest Holdings	Percent of Affiliated Investment Companies
BlackRock International Opportunities Portfolio, Institutional Class	28%
BlackRock Basic Value Fund, Inc., Class K	10
Master Large Cap Growth Portfolio	10
BlackRock Liquidity Funds, T-Fund, Institutional Class	8
iShares International Developed Real Estate ETF	7
SL Liquidity Series, LLC, Money Market Series	7
iShares U.S. Real Estate ETF	6
BlackRock Equity Dividend Fund, Class K	6
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	6
BlackRock Commodity Strategies Fund, Institutional Class	4

      The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2016	19

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to November 27, 2012, Institutional Shares performance results are those of Class K Shares restated to reflect Institutional Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Prior to November 27, 2012, the Funds’ Custom Benchmarks were comprised of the Bloomberg Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI EAFE Index. Effective November 27, 2012, the

Funds’ Custom Benchmarks are comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The Russell 1000® Index is an unmanaged index comprised of the 1,000 largest U.S. companies as determined by total market capitalization. The Russell 2000® Index is an unmanaged index comprised of the 2,000 largest U.S. companies as determined by total market capitalization. The MSCI All Country World ex-U.S. Investable Market Index measures the investment return of stocks issued by companies located outside the United States. The FTSE EPRA/NAREIT Developed Real Estate Index measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries as defined by FTSE EPRA/NAREIT. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Bloomberg Commodity Index is composed of futures contracts on physical commodities. The Bloomberg Commodity Index is designed to minimize concentration in any one commodity or sector. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index is an index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glidepath, as applicable.

20	BLACKROCK FUNDS II	OCTOBER 31, 2016

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown on the next page (which are based on a hypothetical investment of $1,000 invested on May 1, 2016 and held through October 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK FUNDS II	OCTOBER 31, 2016	21

Expense Examples

	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock LifePath® Active Retirement Fund
Institutional	$1,000.00	$1,031.00	$0.87	$1,000.00	$1,024.28	$0.87	0.17%
Investor A	$1,000.00	$1,029.10	$2.30	$1,000.00	$1,022.87	$2.29	0.45%
Class K	$1,000.00	$1,031.00	$0.51	$1,000.00	$1,024.63	$0.51	0.10%
Class R	$1,000.00	$1,028.10	$3.52	$1,000.00	$1,021.67	$3.51	0.69%
BlackRock LifePath® Active 2020 Fund
Institutional	$1,000.00	$1,032.80	$1.07	$1,000.00	$1,024.08	$1.07	0.21%
Investor A	$1,000.00	$1,031.00	$2.30	$1,000.00	$1,022.87	$2.29	0.45%
Class K	$1,000.00	$1,033.80	$0.51	$1,000.00	$1,024.63	$0.51	0.10%
Class R	$1,000.00	$1,030.20	$3.52	$1,000.00	$1,021.67	$3.51	0.69%
BlackRock LifePath® Active 2025 Fund
Institutional	$1,000.00	$1,032.20	$1.02	$1,000.00	$1,024.13	$1.02	0.20%
Investor A	$1,000.00	$1,030.30	$2.25	$1,000.00	$1,022.92	$2.24	0.44%
Class K	$1,000.00	$1,033.20	$0.46	$1,000.00	$1,024.68	$0.46	0.09%
Class R	$1,000.00	$1,029.40	$3.47	$1,000.00	$1,021.72	$3.46	0.68%
BlackRock LifePath® Active 2030 Fund
Institutional	$1,000.00	$1,032.80	$0.97	$1,000.00	$1,024.18	$0.97	0.19%
Investor A	$1,000.00	$1,030.90	$2.20	$1,000.00	$1,022.97	$2.19	0.43%
Class K	$1,000.00	$1,032.80	$0.46	$1,000.00	$1,024.68	$0.46	0.09%
Class R	$1,000.00	$1,028.80	$3.42	$1,000.00	$1,021.77	$3.40	0.67%
BlackRock LifePath® Active 2035 Fund
Institutional	$1,000.00	$1,033.20	$0.92	$1,000.00	$1,024.23	$0.92	0.18%
Investor A	$1,000.00	$1,031.40	$2.20	$1,000.00	$1,022.97	$2.19	0.43%
Class K	$1,000.00	$1,034.20	$0.41	$1,000.00	$1,024.73	$0.41	0.08%
Class R	$1,000.00	$1,030.60	$3.42	$1,000.00	$1,021.77	$3.40	0.67%
BlackRock LifePath® Active 2040 Fund
Institutional	$1,000.00	$1,035.20	$0.87	$1,000.00	$1,024.28	$0.87	0.17%
Investor A	$1,000.00	$1,034.50	$2.15	$1,000.00	$1,023.03	$2.14	0.42%
Class K	$1,000.00	$1,035.20	$0.36	$1,000.00	$1,024.78	$0.36	0.07%
Class R	$1,000.00	$1,032.50	$3.32	$1,000.00	$1,021.87	$3.30	0.65%
BlackRock LifePath® Active 2045 Fund
Institutional	$1,000.00	$1,035.00	$0.87	$1,000.00	$1,024.28	$0.87	0.17%
Investor A	$1,000.00	$1,033.50	$2.10	$1,000.00	$1,023.08	$2.08	0.41%
Class K	$1,000.00	$1,035.00	$0.36	$1,000.00	$1,024.78	$0.36	0.07%
Class R	$1,000.00	$1,031.80	$3.32	$1,000.00	$1,021.87	$3.30	0.65%
BlackRock LifePath® Active 2050 Fund
Institutional	$1,000.00	$1,033.30	$0.82	$1,000.00	$1,024.33	$0.81	0.16%
Investor A	$1,000.00	$1,031.60	$2.09	$1,000.00	$1,023.08	$2.08	0.41%
Class K	$1,000.00	$1,034.30	$0.31	$1,000.00	$1,024.83	$0.31	0.06%
Class R	$1,000.00	$1,030.70	$3.32	$1,000.00	$1,021.87	$3.30	0.65%
BlackRock LifePath® Active 2055 Fund
Institutional	$1,000.00	$1,035.00	$0.82	$1,000.00	$1,024.33	$0.81	0.16%
Investor A	$1,000.00	$1,032.10	$2.09	$1,000.00	$1,023.08	$2.08	0.41%
Class K	$1,000.00	$1,035.00	$0.26	$1,000.00	$1,024.89	$0.25	0.05%
Class R	$1,000.00	$1,031.30	$3.32	$1,000.00	$1,021.87	$3.30	0.65%

[1]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

[2]	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

Because the Funds invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense examples reflect the expenses of both the Funds and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Funds invest are not included in the Funds’ annualized expense ratios.

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

22	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments October 31, 2016	BlackRock LifePath® Active Retirement Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 40.4%
BlackRock Basic Value Fund, Inc., Class K	20,695	$495,027
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	11,344	279,413
BlackRock Commodity Strategies Fund, Institutional Class (b)	86,706	630,349
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	57,165	552,785
BlackRock Equity Dividend Fund, Class K	12,679	278,561
BlackRock Global Long/Short Equity Fund, Class K (b)	53,006	569,810
BlackRock International Opportunities Portfolio, Institutional Class	61,551	2,004,108
iShares International Developed Real Estate ETF	1,550	44,051
iShares U.S. Consumer Goods ETF	1,617	181,152
iShares U.S. Energy ETF	2,717	102,214
iShares U.S. Financials ETF	2,070	186,880
iShares U.S. Healthcare ETF	670	94,075
iShares U.S. Industrials ETF	1,317	147,109
iShares U.S. Real Estate ETF (c)	512	39,240
iShares U.S. Technology ETF	1,149	136,260
Master Large Cap Growth Portfolio	—	496,165
Master Small Cap Index Series	—	632,224
S&P 500 Index Master Portfolio	—	186,835

		7,056,258

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 60.1%
BlackRock Global Long/Short Credit Fund, Class K	153,500	$1,545,740
BlackRock Inflation Protected Bond Portfolio, Class K	146,439	1,563,970
BlackRock Strategic Income Opportunities Portfolio, Class K	157,616	1,544,639
Master Total Return Portfolio	—	5,828,817

		10,483,166

Short-Term Securities — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (d)	343,902	343,902
SL Liquidity Series, LLC, Money Market Series, 0.62% (d)(e)	39,211	39,215

		383,117
Total Affiliated Investment Companies (Cost — $17,801,055) — 102.7%		17,922,541
Liabilities in Excess of Other Assets — (2.7)%		(463,157)

Net Assets — 100.0%		$17,459,384

Portfolio Abbreviations
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
JPY	Japanese Yen

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	23

Schedule of Investments (continued)	BlackRock LifePath® Active Retirement Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at October 31, 2016	Value at October 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	26,859	8,047		(14,211)	20,695	$495,027	$12,458		$16,102
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	16,404	3,589		(8,649)	11,344	279,413	—		25,394
BlackRock Commodity Strategies Fund, Institutional Class	111,271	19,805		(44,370)	86,706	630,349	—		(134,625)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	77,410	892		(21,137)	57,165	552,785	—		(7,277)
BlackRock Equity Dividend Fund, Class K	—	20,878		(8,199)	12,679	278,561	5,079		2,179
BlackRock Equity Dividend Fund, Institutional Class	16,573	4,828		(21,401)	—	—	2,330		5,734
BlackRock Global Long/Short Credit Fund, Class K	—	153,500		—	153,500	1,545,740	—		—
BlackRock Global Long/Short Credit Fund, Institutional Class	146,235	7,423		(153,658)	—	—	73,044		(154,605)
BlackRock Global Long/Short Equity Fund, Class K	—	63,706		(10,700)	53,006	569,810	—		(5,778)
BlackRock Global Long/Short Equity Fund, Institutional Class	67,345	1,161		(68,506)	—	—	—		(31,403)
BlackRock Inflation Protected Bond Portfolio, Class K	178,442	6,449		(38,452)	146,439	1,563,970	50,512		(47,085)
BlackRock International Opportunities Portfolio, Institutional Class	66,062	10,351		(14,862)	61,551	2,004,108	4,333		(66,350)
BlackRock Liquidity Funds, TempFund, Institutional Class	303,148	—		(303,148)[1]	—	—	621		8
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	343,902	[2]	—	343,902	343,902	47		—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	161,043		(3,427)	157,616	1,544,639	28,782		290
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	155,258	2,741		(157,999)	—	—	15,094		(57,173)
iShares International Developed Real Estate ETF	3,061	—		(1,511)	1,550	44,051	1,536		(4,343)
iShares Russell 2000 ETF	7,141	—		(7,141)	—	—	—		129,350
iShares U.S. Consumer Goods ETF	3,464	—		(1,847)	1,617	181,152	4,231		3,656
iShares U.S. Energy ETF	2,717	—		—	2,717	102,214	2,556		—
iShares U.S. Financials ETF	2,810	—		(740)	2,070	186,880	3,353		22,120
iShares U.S. Healthcare ETF	2,061	—		(1,391)	670	94,075	2,139		4,251
iShares U.S. Industrials ETF	1,317	—		—	1,317	147,109	2,107		—
iShares U.S. Real Estate ETF	663	21		(172)	512	39,240	1,918		501
iShares U.S. Technology ETF	1,149	—		—	1,149	136,260	1,590		—
Master Large Cap Growth Portfolio	$786,599	—		$(290,434)[1,3]	$496,165	496,165	9,919		40,855
Master Small Cap Index Series	—	$632,224	[2,3]	—	$632,224	632,224	9,571		4,258
Master Total Return Portfolio	$7,225,059	—		$(1,396,242)[1,3]	$5,828,817	5,828,817	197,073		14,955
S&P 500 Index Master Portfolio	—	$186,835	[2,3]	—	$186,835	186,835	1,492		789
SL Liquidity Series, LLC, Money Market Series	1,226,974	—		(1,187,763)[1]	39,211	39,215	1,526	[4]	—
Total						$17,922,541	$431,311		$(238,197)

[1]	Represents net shares/investment value sold.

[2]	Represents net shares/investment value purchased.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active Retirement Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(1)	CAD Currency	December 2016	$74,525	$ 222
2	Euro Currency	December 2016	$274,675	(4,613)
(2)	JPY Currency	December 2016	$238,638	4,409
10	S&P 500 E-Mini Index	December 2016	$1,060,050	(1,052)
15	U.S. Treasury Notes (10 Year)	December 2016	$1,944,375	(22,505)
14	U.S. Treasury Notes (5 Year)	December 2016	$1,691,156	(7,891)
(7)	U.S. Ultra Treasury Bonds	December 2016	$1,231,563	74,637
Total				$ 43,207

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation	[1]	—	—	—	$4,631	$74,637	—	$79,268
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation	[1]	—	—	$1,052	$4,613	$30,396	—	$36,061

[1]     Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$193,603	$(17,764)	$(29,030)	—	$146,809
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(65,212)	$18	$36,746	—	$(28,448)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,719,364
Average notional value of contracts — short	$1,598,138
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	25

Schedule of Investments (concluded)	BlackRock LifePath® Active Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$5,741,034	$1,315,224	—	$7,056,258
Fixed Income Funds[1]	4,654,349	5,828,817	—	10,483,166
Short-Term Securities	343,902	39,215	—	383,117

Total	$10,739,285	$7,183,256	—	$17,922,541

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	$4,631	—	—	$4,631
Interest rate contracts	74,637	—	—	74,637
Liabilities:
Equity contracts	(1,052)	—	—	(1,052)
Foreign currency exchange contracts	(4,613)	—	—	(4,613)
Interest rate contracts	(30,396)	—	—	(30,396)

Total	$43,207	—	—	$43,207

[1] See above Schedule of Investments for values in each security type.

[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$67,500	—	—	$67,500
Liabilities:
Cash collateral on securities loaned at value	—	$(39,215)	—	(39,215)

Total	$67,500	$(39,215)	—	$28,285

During the year ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments October 31, 2016	BlackRock LifePath® Active 2020 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 50.9%
BlackRock Basic Value Fund, Inc., Class K	57,660	$1,379,233
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	29,408	724,312
BlackRock Commodity Strategies Fund, Institutional Class (b)	137,321	998,321
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	87,546	846,569
BlackRock Equity Dividend Fund, Class K	32,161	706,576
BlackRock Global Long/Short Equity Fund, Class K (b)	81,171	872,587
BlackRock International Opportunities Portfolio, Institutional Class	123,078	4,007,423
iShares International Developed Real Estate ETF	11,446	325,295
iShares U.S. Consumer Goods ETF	1,306	146,311
iShares U.S. Industrials ETF	1,388	155,040
iShares U.S. Real Estate ETF (c)	4,172	319,742
Master Large Cap Growth Portfolio	—	1,464,910
Master Small Cap Index Series	—	890,020
S&P 500 Index Master Portfolio	—	828,667

		13,665,006

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 49.5%
BlackRock Global Long/Short Credit Fund, Class K	143,057	$1,440,586
BlackRock Inflation Protected Bond Portfolio, Class K	184,945	1,975,212
BlackRock Strategic Income Opportunities Portfolio, Class K	150,181	1,471,770
Master Total Return Portfolio	—	8,416,587

		13,304,155

Short-Term Securities — 3.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (d)	535,307	535,307
SL Liquidity Series, LLC, Money Market Series, 0.62% (d)(e)	320,043	320,075

		855,382
Total Affiliated Investment Companies (Cost — $27,724,908) — 103.6%		27,824,543
Liabilities in Excess of Other Assets — (3.6)%		(964,906)

Net Assets — 100.0%		$26,859,637

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	27

Schedule of Investments (continued)	BlackRock LifePath® Active 2020 Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at October 31, 2016	Value at October 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	68,371	17,986		(28,697)	57,660	$1,379,233	$30,818		$58,944
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	35,183	7,174		(12,949)	29,408	724,312	—		65,229
BlackRock Commodity Strategies Fund, Institutional Class	171,787	26,732		(61,198)	137,321	998,321	—		(193,793)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	124,843	1,437		(38,734)	87,546	846,569	—		(15,207)
BlackRock Equity Dividend Fund, Class K	—	43,868		(11,707)	32,161	706,576	11,605		1,477
BlackRock Equity Dividend Fund, Institutional Class	35,717	9,920		(45,637)	—	—	5,022		47,262
BlackRock Global Long/Short Credit Fund, Class K	—	143,057		—	143,057	1,440,586	—		—
BlackRock Global Long/Short Credit Fund, Institutional Class	136,286	6,918		(143,204)	—	—	68,075		(137,123)
BlackRock Global Long/Short Equity Fund, Class K	—	102,641		(21,470)	81,171	872,587	—		(11,594)
BlackRock Global Long/Short Equity Fund, Institutional Class	108,385	1,870		(110,255)	—	—	—		(55,190)
BlackRock Inflation Protected Bond Portfolio, Class K	212,324	6,412		(33,791)	184,945	1,975,212	62,836		(50,721)
BlackRock International Opportunities Portfolio, Institutional Class	157,604	12,357		(46,883)	123,078	4,007,423	9,575		(184,882)
BlackRock Liquidity Funds, TempFund, Institutional Class	2,571,868	—		(2,571,868)[1]	—	—	2,799		53
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	535,307	[2]	—	535,307	535,307	316		—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	150,181		—	150,181	1,471,770	26,877		—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	144,783	2,555		(147,338)	—	—	14,370		(44,908)
iShares International Developed Real Estate ETF	22,082	1,525		(12,161)	11,446	325,295	13,427		(33,172)
iShares Russell 2000 ETF	9,557	—		(9,557)	—	—	—		143,195
iShares U.S. Consumer Goods ETF	5,196	—		(3,890)	1,306	146,311	3,418		7,700
iShares U.S. Energy ETF	5,130	—		(5,130)	—	—	—		(34,109)
iShares U.S. Financials ETF	5,550	—		(5,550)	—	—	—		165,899
iShares U.S. Healthcare ETF	1,543	—		(1,543)	—	—	—		6,531
iShares U.S. Industrials ETF	1,388	—		—	1,388	155,040	2,220		—
iShares U.S. Real Estate ETF	6,118	224		(2,170)	4,172	319,742	16,421		(1,648)
iShares U.S. Technology ETF	2,169	—		(2,169)	—	—	—		6,865
Master Large Cap Growth Portfolio	$2,004,276	—		$(539,366)[1,3]	$1,464,910	1,464,910	25,962		110,237
Master Small Cap Index Series	—	$890,020	[2,3]	—	$ 890,020	890,020	13,524		6,270
Master Total Return Portfolio	$8,878,573	—		$(461,986)[1,3]	$8,416,587	8,416,587	281,460		20,790
S&P 500 Index Master Portfolio	—	$828,667	[2,3]	—	$ 828,667	828,667	5,926		3,974
SL Liquidity Series, LLC, Money Market Series	1,535,809	—		(1,215,766)[1]	320,043	320,075	3,782	[4]	—
Total						$27,824,543	$598,433		$(117,921)

[1]	Represents net shares/investment value sold.

[2]	Represents net shares/investment value purchased.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2020 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(3)	CAD Currency	December 2016	$223,575	$666
4	Euro Currency	December 2016	$549,350	(9,226)
(5)	JPY Currency	December 2016	$596,594	10,341
15	S&P 500 E-Mini Index	December 2016	$1,590,075	(1,578)
3	U.S. Treasury Notes (10 Year)	December 2016	$388,875	(4,501)
29	U.S. Treasury Notes (5 Year)	December 2016	$3,503,109	(16,345)
(10)	U.S. Ultra Treasury Bonds	December 2016	$1,759,375	106,625
Total				$85,982

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	—	$11,007	$106,625	—	$117,632
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$1,578	$9,226	$20,846	—	$31,650

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$428,909	$(23,083)	$(128,992)	—	$276,834
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(175,349)	$ 1,781	$ 78,116	—	$(95,452)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,770,073
Average notional value of contracts — short	$2,163,578

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	29

Schedule of Investments (concluded)	BlackRock LifePath® Active 2020 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$10,481,409	$3,183,597	—	$13,665,006
Fixed Income Funds[1]	4,887,568	8,416,587	—	13,304,155
Short-Term Securities	535,307	320,075	—	855,382

Total	$15,904,284	$11,920,259	—	$27,824,543

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	$11,007	—	—	$11,007
Interest rate contracts	106,625	—	—	106,625
Liabilities:
Equity contracts	(1,578)	—	—	(1,578)
Foreign currency exchange contracts	(9,226)	—	—	(9,226)
Interest rate contracts	(20,846)	—	—	(20,846)
Total	$85,982	—	—	$85,982

[1] See above Schedule of Investments for values in each security type.

[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$126,700	—	—	$126,700
Liabilities:
Cash collateral on securities loaned at value	—	$(320,075)	—	(320,075)

Total	$126,700	$(320,075)	—	$(193,375)

During the year ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments October 31, 2016	BlackRock LifePath® Active 2025 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 62.3%
BlackRock Basic Value Fund, Inc., Class K	87,635	$2,096,236
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	42,344	1,042,934
BlackRock Commodity Strategies Fund, Institutional Class (b)	146,079	1,061,996
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	84,782	819,842
BlackRock Equity Dividend Fund, Class K	48,190	1,058,742
BlackRock Global Long/Short Equity Fund, Class K (b)	78,618	845,139
BlackRock International Opportunities Portfolio, Institutional Class	159,248	5,185,100
iShares International Developed Real Estate ETF	24,432	694,357
iShares U.S. Consumer Goods ETF	1,369	153,369
iShares U.S. Industrials ETF	1,286	143,646
iShares U.S. Real Estate ETF (c)	8,922	683,782
Master Large Cap Growth Portfolio	—	2,088,841
Master Small Cap Index Series	—	781,316
S&P 500 Index Master Portfolio	—	574,479

		17,229,779

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 33.9%
BlackRock Global Long/Short Credit Fund, Class K	110,663	$1,114,374
BlackRock Inflation Protected Bond Portfolio, Class K	140,918	1,505,008
BlackRock Strategic Income Opportunities Portfolio, Class K	116,245	1,139,201
Master Total Return Portfolio	—	5,622,546

		9,381,129

Short-Term Securities — 8.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (d)	1,595,797	1,595,797
SL Liquidity Series, LLC, Money Market Series, 0.62% (d)(e)	684,412	684,480

		2,280,277
Total Affiliated Investment Companies (Cost — $29,001,778) —104.4%		28,891,185
Liabilities in Excess of Other Assets — (4.4)%		(1,214,858)

Net Assets — 100.0%		$27,676,327

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	31

Schedule of Investments (continued)	BlackRock LifePath® Active 2025 Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at October 31, 2016	Value at October 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	87,740	28,990		(29,095)	87,635	$2,096,236	$39,761		$103,781
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	45,176	10,086		(12,918)	42,344	1,042,934	—		77,205
BlackRock Commodity Strategies Fund, Institutional Class	137,238	48,444		(39,603)	146,079	1,061,996	—		(127,471)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	119,139	1,257		(35,614)	84,782	819,842	—		(16,165)
BlackRock Equity Dividend Fund, Class K	—	57,225		(9,035)	48,190	1,058,742	16,642		3,089
BlackRock Equity Dividend Fund, Institutional Class	47,278	14,228		(61,506)	—	—	6,441		65,566
BlackRock Global Long/Short Credit Fund, Class K	—	110,663		—	110,663	1,114,374	—		—
BlackRock Global Long/Short Credit Fund, Institutional Class	105,425	5,352		(110,777)	—	—	52,660		(104,712)
BlackRock Global Long/Short Equity Fund, Class K	—	89,820		(11,202)	78,618	845,139	—		(6,049)
BlackRock Global Long/Short Equity Fund, Institutional Class	103,640	1,637		(105,277)	—	—	—		(51,046)
BlackRock Inflation Protected Bond Portfolio, Class K	135,775	11,802		(6,659)	140,918	1,505,008	41,851		(10,226)
BlackRock International Opportunities Portfolio, Institutional Class	166,170	32,209		(39,131)	159,248	5,185,100	10,227		(146,715)
BlackRock Liquidity Funds, TempFund, Institutional Class	1,066,504	—		(1,066,504)[1]	—	—	2,334		34
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,595,797	[2]	—	1,595,797	1,595,797	710		—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	116,245		—	116,245	1,139,201	20,804		—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	112,067	1,978		(114,045)	—	—	11,017		(32,942)
iShares International Developed Real Estate ETF	31,089	2,831		(9,488)	24,432	694,357	23,329		(36,548)
iShares Russell 2000 ETF	7,001	—		(7,001)	—	—			88,493
iShares U.S. Consumer Goods ETF	5,898	—		(4,529)	1,369	153,369	3,583		8,965
iShares U.S. Energy ETF	3,871	—		(3,871)	—	—	—		(25,738)
iShares U.S. Financials ETF	2,924	—		(2,924)	—	—	—		87,403
iShares U.S. Healthcare ETF	293	—		(293)	—	—	—		1,240
iShares U.S. Industrials ETF	1,286	—		—	1,286	143,646	8,801		—
iShares U.S. Real Estate ETF	12,270	789		(4,137)	8,922	683,782	21,741		(11,126)
iShares U.S. Technology ETF	1,636	—		(1,636)	—	—	—		5,178
Master Large Cap Growth Portfolio	$2,470,674	—		$(381,833)[1,3]	$2,088,841	2,088,841	32,756		140,986
Master Small Cap Index Series	—	$781,316	[2,3]	—	$ 781,316	781,316	10,728		5,280
Master Total Return Portfolio	$5,301,351	$321,195	[2,3]	—	$5,622,546	5,622,546	174,596		16,380
S&P 500 Index Master Portfolio	—	$574,479	[2,3]	—	$ 574,479	574,479	5,357		3,075
SL Liquidity Series, LLC, Money Market Series	975,308	—		(290,896)[1]	684,412	684,480	5,368	[4]	—
Total						$28,891,185	$488,706		$37,937

[1]	Represents net shares/investment value sold.

[2]	Represents net shares/investment value purchased.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2025 Fund

Derivative Financial Instruments Outstanding as of Period Ended

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(4)	CAD Currency	December 2016	$298,100	$ 889
4	Euro Currency	December 2016	$549,350	(9,226)
(5)	JPY Currency	December 2016	$596,594	11,703
16	S&P 500 E-Mini Index	December 2016	$1,696,080	(1,683)
3	U.S. Treasury Notes (10 Year)	December 2016	$388,875	(4,501)
28	U.S. Treasury Notes (5 Year)	December 2016	$3,382,313	(15,782)
(9)	U.S. Ultra Treasury Bonds	December 2016	$1,583,438	95,962
Total				$77,362

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	—	$12,592	$95,962	—	$108,554
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$1,683	$ 9,226	$20,283	—	$31,192

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$ 323,498	$(36,784)	$(112,266)	—	$174,448
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(120,900)	$ 3,366	$70,325	—	$(47,209)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,002,642
Average notional value of contracts — short	$2,044,322

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	33

Schedule of Investments (concluded)	BlackRock LifePath® Active 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$13,785,143	$3,444,636	—	$17,229,779
Fixed Income Funds[1]	3,758,583	5,622,546	—	9,381,129
Short-Term Securities	1,595,797	684,480	—	2,280,277

Total	$19,139,523	$9,751,662	—	$28,891,185

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	$12,592	—	—	$12,592
Interest rate contracts	95,962	—	—	95,962
Liabilities:
Equity contracts	(1,683)	—	—	(1,683)
Foreign currency exchange contracts	(9,226)	—	—	(9,226)
Interest rate contracts	(20,283)	—	—	(20,283)

Total	$77,362	—	—	$77,362

[1] See above Schedule of Investments for values in each security type.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$129,250	—	—	$129,250
Liabilities:
Cash collateral on securities loaned at value	—	$(684,480)	—	(684,480)

Total	$129,250	$(684,480)	—	$(555,230)

During the year ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments October 31, 2016	BlackRock LifePath® Active 2030 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 75.9%
BlackRock Basic Value Fund, Inc., Class K	83,834	$2,005,317
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	44,366	1,092,734
BlackRock Commodity Strategies Fund, Institutional Class (b)	126,350	918,563
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	78,071	754,949
BlackRock Equity Dividend Fund, Class K	50,959	1,119,577
BlackRock Global Long/Short Equity Fund, Class K (b)	72,393	778,229
BlackRock International Opportunities Portfolio, Institutional Class	156,215	5,086,370
iShares International Developed Real Estate ETF	30,128	856,238
iShares U.S. Real Estate ETF (c)	10,995	842,657
Master Large Cap Growth Portfolio	—	1,998,140
Master Small Cap Index Series	—	552,797
S&P 500 Index Master Portfolio	—	1,006,079

		17,011,650

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 26.6%
BlackRock Global Long/Short Credit Fund, Class K	89,207	$898,312
BlackRock Inflation Protected Bond Portfolio, Class K	82,101	876,835
BlackRock Strategic Income Opportunities Portfolio, Class K	93,758	918,824
Master Total Return Portfolio	—	3,266,128

		5,960,099

Short-Term Securities — 6.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (d)	510,248	510,248
SL Liquidity Series, LLC, Money Market Series, 0.62% (d)(e)	843,504	843,588

		1,353,836
Total Affiliated Investment Companies (Cost — $24,248,921) — 108.5%		24,325,585
Liabilities in Excess of Other Assets — (8.5)%		(1,910,266)

Net Assets — 100.0%		$22,415,319

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	35

Schedule of Investments (continued)	BlackRock LifePath® Active 2030 Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at October 31, 2016	Value at October 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	103,604	29,717		(49,487)	83,834	$2,005,317	$44,147		$77,190
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	51,620	10,188		(17,442)	44,366	1,092,734	—		77,986
BlackRock Commodity Strategies Fund, Institutional Class	142,408	30,377		(46,435)	126,350	918,563	—		(146,845)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	108,297	1,180		(31,406)	78,071	754,949	—		(13,106)
BlackRock Equity Dividend Fund, Class K	—	63,840		(12,881)	50,959	1,119,577	17,948		2,912
BlackRock Equity Dividend Fund, Institutional Class	54,683	14,624		(69,307)	—	—	7,167		202,226
BlackRock Global Long/Short Credit Fund, Class K	—	89,207		—	89,207	898,312	—		—
BlackRock Global Long/Short Credit Fund, Institutional Class	84,985	4,314		(89,299)	—	—	42,450		(84,409)
BlackRock Global Long/Short Equity Fund, Class K	—	84,321		(11,928)	72,393	778,229	—		(6,441)
BlackRock Global Long/Short Equity Fund, Institutional Class	94,206	1,536		(95,742)	—	—	—		(45,134)
BlackRock Inflation Protected Bond Portfolio, Class K	87,221	4,842		(9,962)	82,101	876,835	26,801		(5,010)
BlackRock International Opportunities Portfolio, Institutional Class	189,060	28,118		(60,963)	156,215	5,086,370	11,675		(248,714)
BlackRock Liquidity Funds, TempFund, Institutional Class	372,472	—		(372,472)[1]	—	—	2,375		14
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	510,248	[2]	—	510,248	510,248	260		—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	93,758		—	93,758	918,824	16,779		—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	90,388	1,596		(91,984)	—	—	4,217		(26,572)
iShares International Developed Real Estate ETF	45,455	2,206		(17,533)	30,128	856,238	30,953		(51,268)
iShares Russell 2000 ETF	6,309	—		(6,309)	—	—	—		65,397
iShares U.S. Consumer Goods ETF	2,890	—		(2,890)	—	—	—		5,721
iShares U.S. Energy ETF	2,680	—		(2,680)	—	—	—		(17,819)
iShares U.S. Financials ETF	2,700	—		(2,700)	—	—	—		80,707
iShares U.S. Healthcare ETF	90	—		(90)	—	—	—		381
iShares U.S. Industrials ETF	1,174	—		(1,174)	—	—	—		8,604
iShares U.S. Real Estate ETF	14,595	737		(4,337)	10,995	842,657	39,592		(1,490)
iShares U.S. Technology ETF	906	—		(906)	—	—	—		2,868
Master Large Cap Growth Portfolio	$3,011,952	—		$(1,013,812)[1,3]	$1,998,140	1,998,140	36,866		155,470
Master Small Cap Index Series	—	$552,797	[2,3]	—	$552,797	552,797	8,519		4,187
Master Total Return Portfolio	$3,356,985	—		$(90,857)[1,3]	$3,266,128	3,266,128	108,520		9,014
S&P 500 Index Master Portfolio	—	$1,006,079	[2,3]	—	$1,006,079	1,006,079	6,276		3,602
SL Liquidity Series, LLC, Money Market Series	1,065,017	—		(221,513)[1]	843,504	843,588	5,998	[4]	—

Total						$24,325,585	$410,543		$49,471

[1]	Represents net shares/investment value sold.

[2]	Represents net shares/investment value purchased.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2030 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(4)	CAD Currency	December 2016	$298,100	$ 888
3	Euro Currency	December 2016	$412,013	(6,920)
(4)	JPY Currency	December 2016	$477,275	8,818
13	S&P 500 E-Mini Index	December 2016	$1,378,065	(1,367)
(3)	U.S. Treasury Notes (10 Year)	December 2016	$388,875	4,605
30	U.S. Treasury Notes (5 Year)	December 2016	$3,623,906	(16,909)
(9)	U.S. Ultra Treasury Bonds	December 2016	$1,583,438	95,962
Total				$ 85,077

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	—	$9,706	$100,567	—	$110,273
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$1,367	$6,920	$ 16,909	—	$25,196

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$352,965	$(24,778)	$(145,428)	—	$182,759
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(148,308)	$ 2,786	$ 80,543	—	$(64,979)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,131,791
Average notional value of contracts — short	$2,535,805

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	37

Schedule of Investments (concluded)	BlackRock LifePath® Active 2030 Fund

Fair Value Hierarchy as of period end

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$13,454,634	$3,557,016	—	$17,011,650
Fixed Income Funds[1]	2,693,971	3,266,128	—	5,960,099
Short-Term Securities	510,248	843,588	—	1,353,836

Total	$16,658,853	$7,666,732	—	$24,325,585

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	$9,706	—	—	$9,706
Interest rate contracts	100,567	—	—	100,567
Liabilities:
Equity contracts	(1,367)	—	—	(1,367)
Foreign currency exchange contracts	(6,920)	—	—	(6,920)
Interest rate contracts	(16,909)	—	—	(16,909)

Total	$85,077	—	—	$85,077

[1] See above Schedule of Investments for values in each security type.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$116,350	—	—	$116,350
Liabilities:
Cash collateral on securities loaned at value	—	(843,588)	—	(843,588)

Total	$116,350	$(843,588)	—	$(727,238)

During the year ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments October 31, 2016	BlackRock LifePath® Active 2035 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 85.1%
BlackRock Basic Value Fund, Inc., Class K	89,604	$2,143,323
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	42,120	1,037,417
BlackRock Commodity Strategies Fund, Institutional Class (b)	108,085	785,777
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	62,188	601,357
BlackRock Equity Dividend Fund, Class K	47,771	1,049,529
BlackRock Global Long/Short Equity Fund, Class K (b)	57,669	619,942
BlackRock International Opportunities Portfolio, Institutional Class	145,557	4,739,341
iShares International Developed Real Estate ETF	32,676	928,652
iShares U.S. Consumer Goods ETF	778	87,159
iShares U.S. Industrials ETF	609	68,025
iShares U.S. Real Estate ETF (c)	11,940	915,082
Master Large Cap Growth Portfolio	—	2,172,588
Master Small Cap Index Series	—	386,880
S&P 500 Index Master Portfolio	—	580,234

		16,115,306

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 13.4%
BlackRock Global Long/Short Credit Fund, Class K	48,075	$484,117
BlackRock Inflation Protected Bond Portfolio, Class K	40,771	435,434
BlackRock Strategic Income Opportunities Portfolio, Class K	50,528	495,176
Master Total Return Portfolio	—	1,116,260

		2,530,987

Short-Term Securities — 8.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (d)	601,171	601,171
SL Liquidity Series, LLC, Money Market Series, 0.62% (d)(e)	915,959	916,051

		1,517,222
Total Affiliated Investment Companies (Cost — $20,426,597) — 106.5%		20,163,515
Liabilities in Excess of Other Assets — (6.5)%		(1,227,903)

Net Assets — 100.0%		$18,935,612

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	39

Schedule of Investments (continued)	BlackRock LifePath® Active 2035 Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at October 31, 2016	Value at October 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	89,881	24,667		(24,944)	89,604	$ 2,143,323	$ 40,878		$ 150,422
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	40,423	9,711		(8,014)	42,120	1,037,417	—		79,087
BlackRock Commodity Strategies Fund, Institutional Class	97,106	44,460		(33,481)	108,085	785,777	—		(102,548)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	92,273	868		(30,953)	62,188	601,357	—		(17,484)
BlackRock Equity Dividend Fund, Class K	—	54,032		(6,261)	47,771	1,049,529	16,488		2,294
BlackRock Equity Dividend Fund, Institutional Class	42,418	12,826		(55,244)	—	—	5,908		138,222
BlackRock Global Long/Short Credit Fund, Class K	—	48,075		—	48,075	484,117	—		—
BlackRock Global Long/Short Credit Fund, Institutional Class	45,800	2,325		(48,125)	—	—	22,877		(45,490)
BlackRock Global Long/Short Equity Fund, Class K	—	61,991		(4,322)	57,669	619,942	—		(2,334)
BlackRock Global Long/Short Equity Fund, Institutional Class	80,057	1,130		(81,187)	—	—	—		(37,867)
BlackRock Inflation Protected Bond Portfolio, Class K	33,267	9,474		(1,970)	40,771	435,434	11,269		(709)
BlackRock International Opportunities Portfolio, Institutional Class	160,171	29,156		(43,770)	145,557	4,739,341	9,738		(160,229)
BlackRock Liquidity Funds, TempFund, Institutional Class	64,437	—		(64,437)[1]	—	—	1,520		14
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	601,171	[2]	—	601,171	601,171	180		—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	50,528		—	50,528	495,176	9,043		—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	48,712	860		(49,572)	—	—	3,282		(14,320)
iShares International Developed Real Estate ETF	38,054	1,770		(7,148)	32,676	928,652	31,438		(24,658)
iShares Russell 2000 ETF	3,694	—		(3,694)	—	—	—		48,731
iShares U.S. Consumer Goods ETF	4,227	—		(3,449)	778	87,159	2,036		6,827
iShares U.S. Energy ETF	3,945	—		(3,945)	—	—	—		(26,230)
iShares U.S. Financials ETF	2,309	—		(2,309)	—	—	—		69,020
iShares U.S. Healthcare ETF	74	—		(74)	—	—	—		313
iShares U.S. Industrials ETF	1,341	—		(732)	609	68,025	975		5,365
iShares U.S. Real Estate ETF	13,960	1,774		(3,794)	11,940	915,082	39,317		(2,574)
iShares U.S. Technology ETF	887	—		(887)	—	—	—		2,807
Master Large Cap Growth Portfolio	$2,592,327	—		$(419,739)[1,3]	$2,172,588	2,172,588	36,101		155,293
Master Small Cap Index Series	—	$386,880	[2,3]	—	$ 386,880	386,880	5,485		2,850
Master Total Return Portfolio	$ 992,089	124,171	[2,3]	—	$1,116,260	1,116,260	35,037		3,626
S&P 500 Index Master Portfolio	—	$580,234	[2],[3]	—	$ 580,234	580,234	6,342		3,875
SL Liquidity Series, LLC, Money Market Series	905,883	10,076	[2]	—	915,959	916,051	2,134	[4]	—
Total						$20,163,515	$280,048		$ 234,303

[1]	Represents net shares/investment value sold.

[2]	Represents net shares/investment value purchased.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2035 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(4)	CAD Currency	December 2016	$298,100	$ 888
3	Euro Currency	December 2016	$412,013	(6,920)
(4)	JPY Currency	December 2016	$477,275	10,180
8	S&P 500 E-Mini Index	December 2016	$848,040	(841)
(1)	U.S. Treasury Notes (10 Year)	December 2016	$129,625	1,535
20	U.S. Treasury Notes (5 Year)	December 2016	$2,415,938	(11,272)
(7)	U.S. Ultra Treasury Bonds	December 2016	$1,231,563	74,637
Total				$68,207

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	—	$11,068	$76,172	—	$87,240
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$841	$ 6,920	$11,272	—	$19,033

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended October 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$231,249	$(29,108)	$(114,384)	—	$87,757
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$ (87,971)	$ 4,148	$ 63,272	—	$(20,551)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,987,213
Average notional value of contracts — short	$1,869,297

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	41

Schedule of Investments (concluded)	BlackRock LifePath® Active 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$12,975,604	$3,139,702	—	$16,115,306
Fixed Income Funds[1]	1,414,727	1,116,260	—	2,530,987
Short-Term Securities	601,171	916,051	—	1,517,222

Total	$14,991,502	$5,172,013	—	$20,163,515

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	$11,068	—	—	$11,068
Interest rate contracts	76,172	—	—	76,172
Liabilities:
Equity contracts	(841)	—	—	(841)
Foreign currency exchange contracts	(6,920)	—	—	(6,920)
Interest rate contracts	(11,272)	—	—	(11,272)

Total	$68,207	—	—	$68,207

[1] See above Schedule of Investments for values in each security type.

[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$86,520	—	—	$86,520
Liabilities:
Cash collateral on securities loaned at value	—	$(916,051)	—	(916,051)

Total	$86,520	$(916,051)	—	$(829,531)

During the year ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments October 31, 2016	BlackRock LifePath® Active 2040 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 94.7%
BlackRock Basic Value Fund, Inc., Class K	85,772	$2,051,677
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	46,055	1,134,346
BlackRock Commodity Strategies Fund, Institutional Class (b)	99,682	724,685
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	55,027	532,107
BlackRock Equity Dividend Fund, Class K	52,841	1,160,910
BlackRock Global Long/Short Equity Fund, Class K (b)	51,028	548,547
BlackRock International Opportunities Portfolio, Institutional Class	142,655	4,644,851
iShares International Developed Real Estate ETF	35,454	1,007,603
iShares U.S. Real Estate ETF (c)	12,941	991,798
Master Large Cap Growth Portfolio	—	2,054,603
Master Small Cap Index Series	—	301,983
S&P 500 Index Master Portfolio	—	283,737

		15,436,847

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 5.9%
BlackRock Global Long/Short Credit Fund, Class K	39,428	$397,041
BlackRock Inflation Protected Bond Portfolio, Class K	15,064	160,879
BlackRock Strategic Income Opportunities Portfolio, Class K	41,518	406,873

		964,793

Short-Term Securities — 7.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (d)	277,852	277,852
SL Liquidity Series, LLC, Money Market Series, 0.62% (d)(e)	992,754	992,853

		1,270,705
Total Affiliated Investment Companies (Cost — $17,871,155) — 108.4%		17,672,345
Liabilities in Excess of Other Assets — (8.4)%		(1,375,172)

Net Assets — 100.0%		$16,297,173

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	43

Schedule of Investments (continued)	BlackRock LifePath® Active 2040 Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at October 31, 2016	Value at October 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	89,678	22,965		(26,871)	85,772	$2,051,677	$37,831		$151,569
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	55,989	8,593		(18,527)	46,055	1,134,346	—		94,451
BlackRock Commodity Strategies Fund, Institutional Class	106,980	26,810		(34,108)	99,682	724,685	—		(109,808)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	70,625	781		(16,379)	55,027	532,107	—		(5,243)
BlackRock Equity Dividend Fund, Class K	—	65,883		(13,042)	52,841	1,160,910	19,292		5,586
BlackRock Equity Dividend Fund, Institutional Class	58,385	12,814		(71,199)	—	—	7,666		151,591
BlackRock Global Long/Short Credit Fund, Class K	—	39,428		—	39,428	397,041	—		—
BlackRock Global Long/Short Credit Fund, Institutional Class	37,562	1,907		(39,469)	—	—	18,762		(37,308)
BlackRock Global Long/Short Equity Fund, Class K	—	55,810		(4,782)	51,028	548,547	—		(2,583)
BlackRock Global Long/Short Equity Fund, Institutional Class	62,310	1,017		(63,327)	—	—	—		(28,030)
BlackRock Inflation Protected Bond Portfolio, Class K	—	15,064		—	15,064	160,879	1,683		—
BlackRock International Opportunities Portfolio, Institutional Class	160,251	23,424		(41,020)	142,655	4,644,851	9,942		(156,895)
BlackRock Liquidity Funds, TempFund, Institutional Class	54,265	—		(54,265)[1]	—	—	1,037		10
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	277,852	[2]	—	277,852	277,852	111		—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	41,518		—	41,518	406,873	7,431		—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	40,025	707		(40,732)	—	—	3,442		(11,770)
iShares International Developed Real Estate ETF	44,500	2,877		(11,923)	35,454	1,007,603	33,858		(33,641)
iShares Russell 2000 ETF	3,682	—		(3,682)	—	—	—		61,645
iShares U.S. Consumer Goods ETF	1,606	—		(1,606)	—	—	—		3,179
iShares U.S. Energy ETF	2,652	—		(2,652)	—	—	—		(17,633)
iShares U.S. Industrials ETF	815	—		(815)	—	—	—		5,973
iShares U.S. Real Estate ETF	16,121	1,481		(4,661)	12,941	991,798	42,206		(749)
iShares U.S. Technology ETF	462	—		(462)	—	—	—		1,462
Master Large Cap Growth Portfolio	$2,398,085	—		$(343,482)[1,3]	$2,054,603	2,054,603	31,574		136,060
Master Small Cap Index Series	—	$301,983	[2,3]	—	$ 301,983	301,983	4,293		2,237
S&P 500 Index Master Portfolio	—	$283,737	[2,3]	—	$ 283,737	283,737	2,890		1,638
SL Liquidity Series, LLC, Money Market Series	604,815	387,939	[2]	—	992,754	992,853	6,215	[4]	—
Total						$17,672,345	$228,233		$211,741

[1]	Represents net shares/investment value sold.

[2]	Represents net shares/investment value purchased.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2040 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(4)	CAD Currency	December 2016	$298,100	$888
3	Euro Currency	December 2016	$412,013	(6,920)
(3)	JPY Currency	December 2016	$357,956	7,294
9	S&P 500 E-Mini Index	December 2016	$954,045	(947)
(5)	U.S. Treasury Notes (10 Year)	December 2016	$648,125	7,676
19	U.S. Treasury Notes (5 Year)	December 2016	$2,295,141	(10,709)
(6)	U.S. Ultra Treasury Bonds	December 2016	$1,055,625	63,975
Total				$61,257

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	—	$8,182	$71,651	—	$79,833
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$947	$6,920	$10,709	—	$18,576

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$229,754	$(21,701)	$(118,627)	—	$89,426
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(85,132)	$1,262	$59,750	—	$(24,120)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,938,628
Average notional value of contracts — short	$2,126,710

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	45

Schedule of Investments (concluded)	BlackRock LifePath® Active 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$12,796,524	$2,640,323	—	$15,436,847
Fixed Income Funds[1]	964,793	—	—	964,793
Short-Term Securities	277,852	992,853	—	1,270,705

Total	$14,039,169	$3,633,176	—	$17,672,345

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	$8,182	—	—	$8,182
Interest rate contracts	71,651	—	—	71,651
Liabilities:
Equity contracts	(947)	—	—	(947)
Foreign currency exchange contracts	(6,920)	—	—	(6,920)
Interest rate contracts	(10,709)	—	—	(10,709)
Total	$61,257	—	—	$61,257

[1] See above Schedule of Investments for values in each security type.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$88,310	—	—	$88,310
Liabilities:
Cash collateral on securities loaned at value	—	$(992,853)	—	(992,853)

Total	$88,310	$(992,853)	—	$(904,543)

During the year ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments October 31, 2016	BlackRock LifePath® Active 2045 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 95.0%
BlackRock Basic Value Fund, Inc., Class K	61,001	$1,459,146
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	34,741	855,660
BlackRock Commodity Strategies Fund, Institutional Class (b)	78,655	571,825
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	39,532	382,273
BlackRock Equity Dividend Fund, Class K	39,883	876,236
BlackRock Global Long/Short Equity Fund, Class K (b)	36,659	394,080
BlackRock International Opportunities Portfolio, Institutional Class	114,607	3,731,605
iShares International Developed Real Estate ETF	30,273	860,359
iShares U.S. Consumer Goods ETF	544	60,944
iShares U.S. Industrials ETF	693	77,408
iShares U.S. Real Estate ETF (c)	11,071	848,481
Master Large Cap Growth Portfolio	—	1,479,347
Master Small Cap Index Series	—	223,317
S&P 500 Index Master Portfolio	—	274,807

		12,095,488

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 0.2%
BlackRock Inflation Protected Bond Portfolio, Class K	2,879	$30,746
Short-Term Securities — 11.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (d)	545,906	545,906
SL Liquidity Series, LLC, Money Market Series, 0.62% (d)(e)	849,316	849,401

		1,395,307
Total Affiliated Investment Companies (Cost — $13,738,133) — 106.2%		13,521,541
Liabilities in Excess of Other Assets — (6.2)%		(791,869)

Net Assets — 100.0%		$12,729,672

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	47

Schedule of Investments (continued)	BlackRock LifePath® Active 2045 Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at October 31, 2016	Value at October 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	61,938	15,158		(16,095)	61,001	$ 1,459,146	$ 26,851		$102,984
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	37,755	6,254		(9,268)	34,741	855,660	—		63,632
BlackRock Commodity Strategies Fund, Institutional Class	69,020	31,675		(22,040)	78,655	571,825	—		(69,724)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	57,760	565		(18,793)	39,532	382,273	—		(10,015)
BlackRock Equity Dividend Fund, Class K	—	46,449		(6,566)	39,883	876,236	14,190		2,833
BlackRock Equity Dividend Fund, Institutional Class	39,585	9,331		(48,916)	—	—	5,320		99,390
BlackRock Global Long/Short Equity Fund, Class K	—	40,333		(3,674)	36,659	394,080	—		(1,984)
BlackRock Global Long/Short Equity Fund, Institutional Class	50,177	735		(50,912)	—	—	—		(26,570)
BlackRock Inflation Protected Bond Portfolio, Class K	—	2,879		—	2,879	30,746	322		—
BlackRock International Opportunities Portfolio, Institutional Class	116,436	19,446		(21,275)	114,607	3,731,605	7,614		(82,968)
BlackRock Liquidity Funds, TempFund, Institutional Class	382,399	—		(382,399)[1]	—	—	1,143		13
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	545,90	6[2]	—	545,906	545,906	197		—
iShares International Developed Real Estate ETF	33,651	1,802		(5,180)	30,273	860,359	28,001		(14,932)
iShares Russell 2000 ETF	2,475	—		(2,475)	—	—	—		30,742
iShares U.S. Consumer Goods ETF	2,619	—		(2,075)	544	60,944	1,424		4,107
iShares U.S. Industrials ETF	1,379	—		(686)	693	77,408	1,109		5,028
iShares U.S. Real Estate ETF	13,345	1,633		(3,907)	11,071	848,481	36,312		(9,127)
iShares U.S. Technology ETF	737	—		(737)	—	—	—		2,333
Master Large Cap Growth Portfolio	$1,716,764	—		$(237,417)[1,3]	$1,479,347	1,479,347	23,093		99,950
Master Small Cap Index Series	—	$223,31	7[2,3]	—	$ 223,317	223,317	3,155		1,639
S&P 500 Index Master Portfolio	—	$274,80	7[2,3]	—	$ 274,807	274,807	3,223		2,037
SL Liquidity Series, LLC, Money Market Series	583,150	266,16	6[2]	—	849,316	849,401	5,350	[4]	—
Total						$13,521,541	$157,304		$199,368

[1]	Represents net shares/investment value sold.

[2]	Represents net shares/investment value purchased.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b) Non-income producing security.

(c) Security, or a portion of security, is on loan.

(d) Current yield as of period end.

(e) Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2045 Fund

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(3)	CAD Currency	December 2016	$223,575	$ 666
2	Euro Currency	December 2016	$274,675	(4,613)
(2)	JPY Currency	December 2016	$238,638	5,771
9	S&P 500 E-Mini Index	December 2016	$954,045	(947)
(5)	U.S. Treasury Notes (10 Year)	December 2016	$648,125	7,675
10	U.S. Treasury Notes (5 Year)	December 2016	$1,207,969	(5,636)
(4)	U.S. Ultra Treasury Bonds	December 2016	$703,750	42,650
Total				$45,566

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	$6,437	$50,325	—	$56,762
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	$947	$4,613	$ 5,636	—	$11,196

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$175,497	$(12,969)	$(98,794)	—	$63,734
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$ (73,228)	$ 1,824	$ 44,651	—	$(26,753)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,537,997
Average notional value of contracts — short	$1,708,725

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	49

Schedule of Investments (concluded)	BlackRock LifePath® Active 2045 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$10,118,017	$1,977,471	—	$12,095,488
Fixed Income Funds[1]	30,746	—	—	30,746
Short-Term Securities	545,906	849,401	—	1,395,307

Total	$10,694,669	$2,826,872	—	$13,521,541

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	$6,437	—	—	$6,437
Interest rate contracts	50,325	—	—	50,325
Liabilities:
Equity contracts	(947)	—	—	(947)
Foreign currency exchange contracts	(4,613)	—	—	(4,613)
Interest rate contracts	(5,636)	—	—	(5,636)

Total	$45,566	—	—	$45,566

[1] See above Schedule of Investments for values in each security type.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$76,050	—	—	$76,050
Liabilities:
Cash collateral on securities loaned at value	—	$(849,401)	—	(849,401)

Total	$76,050	$(849,401)	—	$(773,351)

During the year ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments October 31, 2016	BlackRock LifePath® Active 2050 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 101.0%
BlackRock Basic Value Fund, Inc., Class K	59,553	$1,424,518
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	40,930	1,008,099
BlackRock Commodity Strategies Fund, Institutional Class (b)	80,377	584,340
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	40,335	390,043
BlackRock Equity Dividend Fund, Class K	45,958	1,009,701
BlackRock Global Long/Short Equity Fund, Class K (b)	37,406	402,117
BlackRock International Opportunities Portfolio, Institutional Class	116,895	3,806,099
iShares International Developed Real Estate ETF	31,365	891,393
iShares U.S. Consumer Goods ETF	377	42,235
iShares U.S. Industrials ETF	656	73,275

Affiliated Investment Companies(a)	Shares	Value
Equity Funds (continued)
iShares U.S. Real Estate ETF (c)	11,368	$871,244
Master Large Cap Growth Portfolio	—	1,444,555
Master Small Cap Index Series	—	228,143
S&P 500 Index Master Portfolio	—	334,613

		12,510,375

Short-Term Securities — 7.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (d)	58,028	58,028
SL Liquidity Series, LLC, Money Market Series, 0.62% (d)(e)	872,098	872,186

		930,214
Total Affiliated Investment Companies (Cost — $13,683,666) — 108.5%		13,440,589
Liabilities in Excess of Other Assets — (8.5)%		(1,054,296)

Net Assets — 100.0%		$12,386,293

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	51

Schedule of Investments (continued)	BlackRock LifePath® Active 2050 Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at October 31, 2016	Value at October 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	57,715	17,776		(15,938)	59,553	$1,424,518	$25,984		$99,333
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	39,228	7,440		(5,738)	40,930	1,008,099	—		71,468
BlackRock Commodity Strategies Fund, Institutional Class	63,631	36,325		(19,579)	80,377	584,340	—		(60,617)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	57,427	545		(17,637)	40,335	390,043	—		(9,560)
BlackRock Equity Dividend Fund, Class K	—	50,834		(4,876)	45,958	1,009,701	15,834		1,733
BlackRock Equity Dividend Fund, Institutional Class	40,843	10,666		(51,509)	—	—	5,649		89,608
BlackRock Global Long/Short Equity Fund, Class K	—	38,942		(1,536)	37,406	402,117	—		(829)
BlackRock Global Long/Short Equity Fund, Institutional Class	49,968	710		(50,678)	—	—	—		(28,423)
BlackRock International Opportunities Portfolio, Institutional Class	117,121	23,258		(23,484)	116,895	3,806,099	7,524		(95,854)
BlackRock Liquidity Funds, TempFund, Institutional Class	305,902	—		(305,902)[1]	—	—	778		7
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	58,028	[2]	—	58,028	58,028	126		—
iShares International Developed Real Estate ETF	33,742	2,620		(4,997)	31,365	891,393	28,578		(17,363)
iShares Russell 2000 ETF	2,410	—		(2,410)	—	—	—		22,221
iShares U.S. Consumer Goods ETF	1,940	—		(1,563)	377	42,235	987		3,094
iShares U.S. Energy ETF	866	—		(866)	—	—	—		(5,758)
iShares U.S. Financials ETF	796	—		(796)	—	—	—		23,794
iShares U.S. Industrials ETF	972	—		(316)	656	73,275	1,050		2,316
iShares U.S. Real Estate ETF	13,278	2,454		(4,364)	11,368	871,244	35,600		(9,574)
iShares U.S. Technology ETF	981	—		(981)	—	—	—		3,105
Master Large Cap Growth Portfolio	$1,517,033	—		$ (72,478)[1,3]	$1,444,555	1,444,555	21,745		93,923
Master Small Cap Index Series	—	$228,143	[2,3]	—	$ 228,143	228,143	3,137		1,648
S&P 500 Index Master Portfolio	—	$334,613	[2,3]	—	$ 334,613	334,613	2,451		1,785
SL Liquidity Series, LLC, Money Market Series	499,815	372,283	[2]	—	872,098	872,186	5,041	[4]	—
Total						$13,440,589	$154,484		$186,057

[1]	Represents net shares/investment value sold.

[2]	Represents net shares/investment value purchased.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2050 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(3)	CAD Currency	December 2016	$223,575	$666
2	Euro Currency	December 2016	$274,675	(4,613)
(2)	JPY Currency	December 2016	$238,638	4,409
7	S&P 500 E-Mini Index	December 2016	$742,035	(735)
(5)	U.S. Treasury Notes (10 Year)	December 2016	$648,125	7,674
9	U.S. Treasury Notes (5 Year)	December 2016	$1,087,172	(5,073)
(5)	U.S. Ultra Treasury Bonds	December 2016	$879,688	53,312
Total				$55,640

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	—	$5,075	$60,986	—	$66,061
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$735	$4,613	$ 5,073	—	$10,421

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$172,146	$(7,628)	$(118,172)	—	$ 46,346
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(71,573)	$ 462	$ 55,965	—	$(15,146)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,318,844
Average notional value of contracts — short	$1,843,179

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	53

Schedule of Investments (concluded)	BlackRock LifePath® Active 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$10,503,064	$2,007,311	—	$12,510,375
Short-Term Securities	58,028	872,186	—	930,214

Total	$10,561,092	$2,879,497	—	$13,440,589

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	$5,075	—	—	$5,075
Interest rate contracts	60,986	—	—	60,986
Liabilities:
Equity contracts	(735)	—	—	(735)
Foreign currency exchange contracts	(4,613)	—	—	(4,613)
Interest rate contracts	(5,073)	—	—	(5,073)
Total	$55,640	—	—	$55,640

[1] See above Schedule of Investments for values in each security type.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$72,150	—	—	$72,150
Liabilities:
Cash collateral on securities loaned at value	—	$(872,186)	—	(872,186)

Total	$72,150	$(872,186)	—	$(800,036)

During the year ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments October 31, 2016	BlackRock LifePath® Active 2055 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 90.3%
BlackRock Basic Value Fund, Inc., Class K	16,592	$396,891
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	9,781	240,912
BlackRock Commodity Strategies Fund, Institutional Class (b)	23,304	169,417
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	2,314	22,376
BlackRock Equity Dividend Fund, Class K	11,061	243,001
BlackRock Global Long/Short Equity Fund, Class K (b)	2,152	23,130
BlackRock International Opportunities Portfolio, Institutional Class	34,419	1,120,684
iShares International Developed Real Estate ETF	9,203	261,549
iShares U.S. Consumer Goods ETF	396	44,364
iShares U.S. Financials ETF	317	28,619
iShares U.S. Industrials ETF	335	37,419
iShares U.S. Real Estate ETF (c)	3,366	257,970

Affiliated Investment Companies(a)	Shares	Value
Equity Funds (continued)
iShares U.S. Technology ETF	143	$16,958
Master Large Cap Growth Portfolio	—	382,542
Master Small Cap Index Series	—	65,966
S&P 500 Index Master Portfolio	—	84,747

		3,396,545

Short-Term Securities — 15.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (d)	335,312	335,312
SL Liquidity Series, LLC, Money Market Series, 0.62% (d)(e)	258,204	258,230

		593,542
Total Affiliated Investment Companies (Cost — $4,044,320) — 106.1%		3,990,087
Liabilities in Excess of Other Assets — (6.1)%		(228,139)

Net Assets — 100.0%		$3,761,948

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	55

Schedule of Investments (continued)	BlackRock LifePath® Active 2055 Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2015	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at October 31, 2016	Value at October 31, 2016	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	11,738	6,791		(1,937)	16,592	$396,891	$5,637		$21,925
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7,915	2,745		(879)	9,781	240,912	—		17,497
BlackRock Commodity Strategies Fund, Institutional Class	12,431	14,504		(3,631)	23,304	169,417	—		(10,939)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	11,194	130		(9,010)	2,314	22,376	—		(6,652)
BlackRock Equity Dividend Fund, Class K	—	11,191		(130)	11,061	243,001	3,655		4
BlackRock Equity Dividend Fund, Institutional Class	8,319	3,057		(11,376)	—	—	1,170		10,615
BlackRock Global Long/Short Equity Fund, Class K	—	9,243		(7,091)	2,152	23,130	—		(1,566)
BlackRock Global Long/Short Equity Fund, Institutional Class	9,751	168		(9,919)	—	—	—		(6,773)
BlackRock International Opportunities Portfolio, Institutional Class	22,618	12,811		(1,010)	34,419	1,120,684	1,750		(3,605)
BlackRock Liquidity Funds, TempFund, Institutional Class	325,999	—		(325,999)[1]	—	—	287		4
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	335,312	[2]	—	335,312	335,312	129		—
iShares International Developed Real Estate ETF	6,496	2,926		(219)	9,203	261,549	7,332		(1,266)
iShares MSCI Germany ETF	—	5,553		(5,553)	—	—	—		8,637
iShares Russell 2000 ETF	471	—		(471)	—	—	—		3,455
iShares U.S. Consumer Goods ETF	508	—		(112)	396	44,364	1,036		222
iShares U.S. Financials ETF	317	—		—	317	28,619	514		—
iShares U.S. Industrials ETF	335	—		—	335	37,419	536		—
iShares U.S. Real Estate ETF	3,006	953		(593)	3,366	257,970	8,941		(1,612)
iShares U.S. Technology ETF	143	—		—	143	16,958	198		—
Master Large Cap Growth Portfolio	$297,925	$ 84,617	[2,3]	—	$382,542	382,542	4,678		20,818
Master Small Cap Index Series	—	$ 65,966	[2,3]	—	$ 65,966	65,966	784		496
S&P 500 Index Master Portfolio	—	$ 84,747	[2,3]	—	$ 84,747	84,747	1,661		1,158
SL Liquidity Series, LLC, Money Market Series	111,929	146,275	[2]	—	258,204	258,230	1,409	[4]	—
Total						$3,990,087	$39,717		$52,418

[1]	Represents net shares/investment value sold.

[2]	Represents net shares/investment value purchased.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock LifePath® Active 2055 Fund

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
3	S&P 500 E-Mini Index	December 2016	$318,015	$ (316)
(1)	U.S. Ultra Treasury Bonds	December 2016	$175,938	10,663
Total				$10,347

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$10,663	—	$10,663
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$316	—	—	—	$316

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$ 42,602	$(7,943)	$(24,436)	—	$10,223
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(18,975)	—	$ 10,663	—	$(8,312)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$318,598
Average notional value of contracts — short	$270,075

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	57

Schedule of Investments (concluded)	BlackRock LifePath® Active 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$2,863,290	$533,255	—	$3,396,545
Short-Term Securities	335,312	258,230	—	593,542

Total	$3,198,602	$791,485	—	$3,990,087

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$10,663	—	—	$10,663
Liabilities:
Equity contracts	(316)	—	—	(316)

Total	$10,347	—	—	$10,347

[1]     See above Schedule of Investments for values in each security type.

[2]     Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$18,800	—	—	$18,800
Liabilities:
Cash collateral on securities loaned at value	—	$(258,230)	—	(258,230)

Total	$18,800	$(258,230)	—	$(239,430)

During the year ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

58	BLACKROCK FUNDS II	OCTOBER 31, 2016

Statements of Assets and Liabilities

October 31, 2016	BlackRock LifePath® Active Retirement Fund	BlackRock LifePath® Active 2020 Fund	BlackRock LifePath® Active 2025 Fund	BlackRock LifePath® Active 2030 Fund	BlackRock LifePath® Active 2035 Fund	BlackRock LifePath® Active 2040 Fund	BlackRock LifePath® Active 2045 Fund	BlackRock LifePath® Active 2050 Fund	BlackRock LifePath® Active 2055 Fund

Assets
Investments at value — affiliated[1,2]	$17,922,541	$27,824,543	$28,891,185	$24,325,585	$20,163,515	$17,672,345	$13,521,541	$13,440,589	$3,990,087
Cash pledged for futures contracts	67,500	126,700	129,250	116,350	86,520	88,310	76,050	72,150	18,800
Receivables:
Securities lending income — affiliated	15	123	259	319	305	375	321	329	97
Capital shares sold	13,563	16,195	42,972	31,010	42,648	41,827	54,638	51,100	11,806
Dividends — affiliated	26	111	269	112	81	51	81	45	56
From the Manager	34,693	37,740	35,703	34,456	31,132	29,451	31,339	35,144	37,178
Variation margin on futures contracts	2,678	3,712	4,009	3,495	2,870	2,583	1,615	1,553	—
Prepaid expenses	28,243	28,790	28,464	28,526	28,225	28,229	28,226	28,228	14,745

Total assets	18,069,259	28,037,914	29,132,111	24,539,853	20,355,296	17,863,171	13,713,811	13,629,138	4,072,769

Liabilities
Cash collateral on securities loaned at value	39,215	320,075	684,480	843,588	916,051	992,853	849,401	872,186	258,230
Payables:
Capital shares redeemed	491,339	741,784	662,762	1,181,789	421,640	492,611	64,080	299,382	591
Officer’s and Trustees’ fees	1,402	5,946	5,926	5,940	1,398	1,395	1,376	1,372	1,355
Other accrued expenses	35,952	44,378	40,880	33,556	31,415	30,511	26,119	27,509	16,164
Other affiliates	143	—	50	22	—	—	—	—	—
Professional fees	28,436	45,595	41,690	41,978	35,492	35,831	33,545	32,135	32,505
Service and distribution fees	4,587	7,574	7,644	6,003	4,986	4,535	3,425	3,500	483
Variation margin on futures contracts	8,801	12,925	12,352	11,658	8,702	8,262	6,193	6,761	1,493

Total liabilities	609,875	1,178,277	1,455,784	2,124,534	1,419,684	1,565,998	984,139	1,242,845	310,821

Net Assets	$17,459,384	$26,859,637	$27,676,327	$22,415,319	$18,935,612	$16,297,173	$12,729,672	$12,386,293	$3,761,948

Net Assets Consist of
Paid-in capital	$17,387,693	$26,587,706	$27,334,191	$21,932,463	$18,698,001	$16,100,806	$12,669,051	$12,323,267	$3,733,359
Undistributed net investment income	93,512	160,071	181,766	119,786	65,522	35,100	15,209	26,026	13,896
Accumulated net realized gain (loss)	(186,514)	(73,757)	193,601	201,329	366,964	298,820	216,438	224,437	58,579
Net unrealized appreciation (depreciation)	164,693	185,617	(33,231)	161,741	(194,875)	(137,553)	(171,026)	(187,437)	(43,886)

Net Assets	$17,459,384	$26,859,637	$27,676,327	$22,415,319	$18,935,612	$16,297,173	$12,729,672	$12,386,293	$3,761,948

[1] Investments at cost — affiliated	$17,801,055	$27,724,908	$29,001,778	$24,248,921	$20,426,597	$17,871,155	$13,738,133	$13,683,666	$4,044,320
[2] Securities loaned at value	$38,780	$316,523	$676,884	$834,226	$905,885	$981,835	$839,974	$862,507	$255,364

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	59

Statements of Assets and Liabilities (concluded)

October 31, 2016	BlackRock LifePath® Active Retirement Fund	BlackRock LifePath® Active 2020 Fund	BlackRock LifePath® Active 2025 Fund	BlackRock LifePath® Active 2030 Fund	BlackRock LifePath® Active 2035 Fund	BlackRock LifePath® Active 2040 Fund	BlackRock LifePath® Active 2045 Fund	BlackRock LifePath® Active 2050 Fund	BlackRock LifePath® Active 2055 Fund

Net Asset Value
Institutional
Net assets	$1,071,584	$270,516	$68,270	$286,055	$75,783	$95,829	$91,713	$205,780	$25,869

Shares outstanding[1]	107,366	26,811	6,861	30,314	7,607	9,881	8,614	20,731	2,500

Net asset value	$9.98	$10.09	$9.95	$9.44	$9.96	$9.70	$10.65	$9.93	$10.35

Investor A
Net assets	$10,137,531	$15,718,852	$14,227,817	$12,222,454	$8,782,992	$7,944,553	$5,808,468	$6,110,179	$525,093

Shares outstanding[1]	1,025,052	1,573,117	1,440,835	1,308,438	890,390	828,430	554,416	623,377	51,008

Net asset value	$9.89	$9.99	$9.87	$9.34	$9.86	$9.59	$10.48	$9.80	$10.29

Class K
Net assets	$805,894	$1,114,927	$2,650,671	$2,491,941	$2,738,573	$1,850,351	$1,557,609	$995,985	$2,288,693

Shares outstanding[1]	80,686	110,536	266,104	263,607	274,788	190,676	146,073	100,221	220,927

Net asset value	$9.99	$10.09	$9.96	$9.45	$9.97	$9.70	$10.66	$9.94	$10.36

Class R
Net assets	$5,444,375	$9,755,342	$10,729,569	$7,414,869	$7,338,264	$6,406,440	$5,271,882	$5,074,349	$922,293

Shares outstanding[1]	551,184	986,669	1,095,838	798,652	751,043	672,171	508,325	520,832	90,132

Net asset value	$9.88	$9.89	$9.79	$9.28	$9.77	$9.53	$10.37	$9.74	$10.23

[1]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

60	BLACKROCK FUNDS II	OCTOBER 31, 2016

Statements of Operations

Year Ended October 31, 2016	BlackRock LifePath® Active Retirement Fund	BlackRock LifePath® Active 2020 Fund	BlackRock LifePath® Active 2025 Fund	BlackRock LifePath® Active 2030 Fund	BlackRock LifePath® Active 2035 Fund	BlackRock LifePath® Active 2040 Fund	BlackRock LifePath® Active 2045 Fund	BlackRock LifePath® Active 2050 Fund	BlackRock LifePath® Active 2055 Fund

Investment Income
Dividends — affiliated	$211,730	$267,779	$259,901	$244,364	$194,949	$183,261	$122,483	$122,110	$31,185
Securities lending — affiliated — net	1,526	3,782	5,368	5,998	2,134	6,215	5,350	5,041	1,409
Net investment income allocated from the affiliated Master Portfolios:
Income	218,055	326,872	223,437	160,181	82,965	38,757	29,471	27,333	7,123
Expenses	(17,316)	(29,177)	(24,435)	(21,116)	(15,854)	(11,716)	(8,593)	(8,079)	(1,787)

Total income	413,995	569,256	464,271	389,427	264,194	216,517	148,711	146,405	37,930

Fund Expenses
Professional	68,687	69,196	65,564	65,115	57,501	57,492	54,707	60,285	52,663
Service and distribution — class specific	58,331	98,549	90,444	80,892	63,511	58,493	44,250	43,614	4,490
Registration	55,571	55,600	55,214	54,986	54,848	54,506	54,449	54,455	55,923
Transfer agent — class specific	32,681	51,506	44,638	36,322	37,189	35,953	28,628	40,906	4,036
Printing	30,285	41,378	36,134	36,061	27,944	27,980	20,549	20,154	9,709
Accounting services	15,986	18,185	17,721	17,314	16,899	13,537	12,596	12,573	10,642
Custodian	14,032	14,024	13,937	12,119	13,916	13,960	13,776	13,844	12,102
Administration	8,080	12,753	11,766	10,900	8,495	7,546	5,546	5,498	1,394
Officer and Trustees	5,951	20,437	20,385	20,374	5,979	5,940	5,872	5,871	5,723
Administration — class specific	3,803	6,004	5,538	5,130	3,998	3,551	2,610	2,587	654
Miscellaneous	11,338	11,492	11,437	11,437	11,360	11,336	11,300	11,315	10,805

Total expenses	304,745	399,124	372,778	350,650	301,640	290,294	254,283	271,102	168,141
Less:
Administration fees waived	(8,080)	(12,753)	(11,766)	(10,900)	(8,495)	(7,546)	(5,546)	(5,498)	(1,394)
Administration fees waived — class specific	(3,616)	(5,988)	(5,538)	(5,130)	(3,998)	(3,551)	(2,610)	(2,587)	(654)
Transfer agent fees waived — class specific	(184)	(553)	(590)	(625)	(698)	(740)	(782)	(559)	(265)
Transfer agent fees reimbursed — class specific	(15,448)	(23,398)	(19,522)	(12,959)	(19,289)	(19,764)	(16,495)	(28,785)	(2,711)
Expenses reimbursed by the Manager	(201,525)	(229,987)	(220,067)	(217,081)	(188,122)	(184,426)	(172,924)	(178,172)	(157,242)

Total expenses after fees waived and/or reimbursed	75,892	126,445	115,295	103,955	81,038	74,267	55,926	55,501	5,875

Net investment income	338,103	442,811	348,976	285,472	183,156	142,250	92,785	90,904	32,055

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — affiliated	(510,701)	(715,548)	(682,995)	(733,538)	(457,239)	(508,586)	(309,380)	(322,963)	(55,478)
Capital gain distributions received from affiliated investment companies	211,647	456,356	555,211	610,736	525,898	580,392	405,122	411,663	85,424
Allocation from the affiliated Master Portfolios	60,857	141,271	165,721	172,273	165,644	139,935	103,626	97,357	22,472
Futures contracts	146,809	276,834	174,448	182,759	87,757	89,426	63,734	46,346	10,223
Foreign currency transactions	675	2,252	1,734	1,381	921	975	428	1,247	343

	(90,713)	161,165	214,119	233,611	322,981	302,142	263,530	233,650	62,984

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	275,833	253,240	198,700	158,736	44,001	(5,258)	(28,285)	(6,046)	6,270
Allocation from the affiliated Master Portfolios	95,092	90,601	14,157	(51,424)	(75,621)	(98,686)	(67,812)	(66,781)	(1,551)
Futures contracts	(28,448)	(95,452)	(47,209)	(64,979)	(20,551)	(24,120)	(26,753)	(15,146)	(8,312)

	342,477	248,389	165,648	42,333	(52,171)	(128,064)	(122,850)	(87,973)	(3,593)

Net realized and unrealized gain	251,764	409,554	379,767	275,944	270,810	174,078	140,680	145,677	59,391

Net Increase in Net Assets Resulting from Operations	$589,867	$852,365	$728,743	$561,416	$453,966	$316,328	$233,465	$236,581	$91,446

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	61

Statements of Changes in Net Assets

	BlackRock LifePath® Active Retirement Fund		BlackRock LifePath® Active 2020 Fund		BlackRock LifePath® Active 2025 Fund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Decrease in Net Assets:	2016	2015	2016	2015	2016	2015

Operations
Net investment income	$338,103	$319,429	$442,811	$430,261	$348,976	$339,410
Net realized gain (loss)	(90,713)	974,364	161,165	1,734,743	214,119	1,825,322
Net change in unrealized appreciation (depreciation)	342,477	(1,373,815)	248,389	(2,236,258)	165,648	(2,305,489)

Net increase (decrease) in net assets resulting from operations	589,867	(80,022)	852,365	(71,254)	728,743	(140,757)

Distributions to Shareholders[1]
From net investment income:
Institutional	(30,665)	(3,236)	(1,197)	(1,563)	(575)	(8,470)
Investor A	(310,201)	(534,967)	(356,639)	(577,258)	(233,429)	(433,394)
Class K	(22,072)	(22,012)	(29,419)	(38,624)	(35,155)	(16,399)
Class R	(144,267)	(199,786)	(187,748)	(262,555)	(130,843)	(301,738)
From net realized gain:
Institutional	(41,856)	(4,909)	(2,739)	(2,593)	(2,358)	(16,444)
Investor A	(486,744)	(879,876)	(947,671)	(973,003)	(1,085,319)	(925,863)
Class K	(29,776)	(32,499)	(64,105)	(58,075)	(129,953)	(30,704)
Class R	(248,104)	(342,557)	(558,135)	(483,133)	(737,180)	(684,230)

Decrease in net assets resulting from distributions to shareholders	(1,313,685)	(2,019,842)	(2,147,653)	(2,396,804)	(2,354,812)	(2,417,242)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(2,055,062)	(1,879,065)	(4,319,503)	1,669,368	1,172,212	(187,245)

Net Assets
Total decrease in net assets	(2,778,880)	(3,978,929)	(5,614,791)	(798,690)	(453,857)	(2,745,244)
Beginning of year	20,238,264	24,217,193	32,474,428	33,273,118	28,130,184	30,875,428

End of year	$17,459,384	$20,238,264	$26,859,637	$32,474,428	$27,676,327	$28,130,184

Undistributed net investment income, end of year	$93,512	$241,134	$160,071	$253,955	$181,766	$194,242

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

62	BLACKROCK FUNDS II	OCTOBER 31, 2016

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Active 2030 Fund		BlackRock LifePath® Active 2035 Fund		BlackRock LifePath® Active 2040 Fund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Decrease in Net Assets:	2016	2015	2016	2015	2016	2015

Operations
Net investment income	$285,472	$328,180	$183,156	$218,269	$142,250	$223,224
Net realized gain	233,611	2,031,172	322,981	965,547	302,142	1,172,844
Net change in unrealized appreciation (depreciation)	42,333	(2,456,782)	(52,171)	(1,491,934)	(128,064)	(1,770,818)

Net increase (decrease) in net assets resulting from operations	561,416	(97,430)	453,966	(308,118)	316,328	(374,750)

Distributions to Shareholders[1]
From net investment income:
Institutional	(2,703)	(2,569)	(1,625)	(1,889)	(1,884)	(2,097)
Investor A	(255,615)	(407,723)	(165,329)	(196,047)	(142,149)	(233,509)
Class K	(35,890)	(23,476)	(26,791)	(16,301)	(24,636)	(17,971)
Class R	(130,793)	(166,233)	(96,255)	(121,765)	(106,332)	(116,425)
From net realized gain:
Institutional	(10,823)	(6,335)	(5,032)	(4,438)	(7,444)	(7,379)
Investor A	(1,238,861)	(1,122,552)	(617,450)	(535,620)	(702,522)	(928,713)
Class K	(138,934)	(55,594)	(79,012)	(37,102)	(92,098)	(60,155)
Class R	(720,646)	(525,202)	(416,593)	(361,826)	(562,834)	(523,640)

Decrease in net assets resulting from distributions to shareholders	(2,534,265)	(2,309,684)	(1,408,087)	(1,274,988)	(1,639,899)	(1,889,889)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(2,803,552)	(1,241,951)	94,932	411,222	(488,064)	(947,358)

Net Assets
Total decrease in net assets	(4,776,401)	(3,649,065)	(859,189)	(1,171,884)	(1,811,635)	(3,211,997)
Beginning of year	27,191,720	30,840,785	19,794,801	20,966,685	18,108,808	21,320,805

End of year	$22,415,319	$27,191,720	$18,935,612	$19,794,801	$16,297,173	$18,108,808

Undistributed net investment income, end of year	$119,786	$222,410	$65,522	$143,029	$35,100	$140,694

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	63

Statements of Changes in Net Assets (concluded)

	BlackRock LifePath® Active 2045 Fund		BlackRock LifePath® Active 2050 Fund			BlackRock LifePath® Active 2055 Fund
	Year Ended October 31,		Year Ended October 31,			Year Ended October 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015		2016	2015

Operations
Net investment income	$92,785	$143,622	$90,904	$134,716	.	$32,055	$35,663
Net realized gain	263,530	732,809	233,650	594,296		62,984	161,110
Net change in unrealized appreciation (depreciation)	(122,850)	(1,016,241)	(87,973)	(887,064)		(3,593)	(208,938)

Net increase (decrease) in net assets resulting from operations	233,465	(139,810)	236,581	(158,052)		91,446	(12,165)

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,169)	(1,333)	(2,642)	(3,040)		(347)	(456)
Investor A	(85,716)	(105,173)	(78,671)	(91,512)		(3,058)	(2,894)
Class K	(13,582)	(11,508)	(11,003)	(10,227)		(30,981)	(37,574)
Class R	(74,533)	(96,986)	(62,684)	(80,221)		(5,614)	(1,074)
From net realized gain:
Institutional	(4,600)	(3,671)	(10,238)	(8,600)		(1,990)	(2,037)
Investor A	(407,284)	(332,673)	(374,665)	(300,297)		(21,270)	(14,584)
Class K	(50,421)	(30,035)	(40,061)	(27,472)		(163,488)	(156,816)
Class R	(414,414)	(323,004)	(353,393)	(280,211)		(38,006)	(5,416)

Decrease in net assets resulting from distributions to shareholders	(1,051,719)	(904,383)	(933,357)	(801,580)		(264,754)	(220,851)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	406,052	602,377	284,268	1,251,687		954,505	611,687

Net Assets
Total increase (decrease) in net assets	(412,202)	(441,816)	(412,508)	292,055		781,197	378,671
Beginning of year	13,141,874	13,583,690	12,798,801	12,506,746		2,980,751	2,602,080

End of year	$12,729,672	$13,141,874	$12,386,293	$12,798,801		$3,761,948	$2,980,751

Undistributed net investment income, end of year	$15,209	$80,955	$26,026	$73,219		$13,896	$18,171

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

64	BLACKROCK FUNDS II	OCTOBER 31, 2016

Financial Highlights	BlackRock LifePath® Active Retirement Fund

	Institutional				Investor A
	Year Ended October 31,			Period November 27, 2012[1] to October 31,	Year Ended October 31,
	2016	2015	2014	2013	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.35	$11.33	$11.41	$10.72	$10.25	$11.23	$11.32	$10.63	$10.28

Net investment income[2]	0.21	0.17	0.23	0.23	0.18	0.15	0.21	0.24	0.26
Net realized and unrealized gain (loss)	0.14	(0.18)	0.48	0.90	0.14	(0.19)	0.47	0.85	0.70

Net increase (decrease) from investment operations	0.35	(0.01)	0.71	1.13	0.32	(0.04)	0.68	1.09	0.96

Distributions:[3]
From net investment income	(0.30)	(0.39)	(0.27)	(0.18)	(0.26)	(0.36)	(0.25)	(0.14)	(0.28)
From net realized gain	(0.42)	(0.58)	(0.52)	(0.26)	(0.42)	(0.58)	(0.52)	(0.26)	(0.33)

Total distributions	(0.72)	(0.97)	(0.79)	(0.44)	(0.68)	(0.94)	(0.77)	(0.40)	(0.61)

Net asset value, end of period	$9.98	$10.35	$11.33	$11.41	$9.89	$10.25	$11.23	$11.32	$10.63

Total Return[4]
Based on net asset value	3.67%	(0.13)%	6.61%	10.93%[5]	3.39%	(0.42)%	6.38%	10.59%	9.96%

Ratios to Average Net Assets
Total expenses[6]	1.25%	1.53%	1.21%	1.69%[7]	1.63%	1.63%	1.27%	1.58%	1.69%

Total expenses after fees waived and/or reimbursed[6]	0.15%	0.12%	0.22%	0.31%[7]	0.44%	0.42%	0.47%	0.56%	0.73%

Net investment income[6]	2.14%	1.58%	2.09%	2.58%[7]	1.83%	1.43%	1.92%	2.22%	2.50%

Supplemental Data
Net assets, end of period (000)	$1,072	$991	$119	$ 51	$10,138	$12,179	$17,321	$15,076	$9,189

Portfolio turnover rate	34%	41%	42%	97%[8]	34%	41%	42%	97%	87%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.60%	0.54%	0.42%	0.28%	0.33%

[7]	Annualized.

[8]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	65

Financial Highlights (concluded)	BlackRock LifePath® Active Retirement Fund

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$10.35	$11.34	$11.42	$10.72	$10.37	$10.24	$11.23	$11.31	$10.62	$10.26

Net investment income[2]	0.21	0.19	0.25	0.26	0.30	0.15	0.12	0.19	0.22	0.23
Net realized and unrealized gain (loss)	0.15	(0.20)	0.47	0.88	0.70	0.15	(0.19)	0.46	0.85	0.70

Net increase (decrease) from investment operations	0.36	(0.01)	0.72	1.14	1.00	0.30	(0.07)	0.65	1.07	0.93

Distributions:[3]
From net investment income	(0.30)	(0.40)	(0.28)	(0.18)	(0.32)	(0.24)	(0.34)	(0.21)	(0.12)	(0.24)
From net realized gain	(0.42)	(0.58)	(0.52)	(0.26)	(0.33)	(0.42)	(0.58)	(0.52)	(0.26)	(0.33)

Total distributions	(0.72)	(0.98)	(0.80)	(0.44)	(0.65)	(0.66)	(0.92)	(0.73)	(0.38)	(0.57)

Net asset value, end of year	$9.99	$10.35	$11.34	$11.42	$10.72	$9.88	$10.24	$11.23	$11.31	$10.62

Total Return[4]
Based on net asset value	3.81%	(0.13)%	6.74%	11.03%	10.31%	3.14%	(0.66)%	6.12%	10.42%	9.59%

Ratios to Average Net Assets
Total expenses[5]	1.28%	1.29%	0.92%	1.30%	1.50%	1.94%	1.95%	1.56%	1.86%	1.91%

Total expenses after fees waived and/or reimbursed[5]	0.09%	0.07%	0.12%	0.20%	0.28%	0.68%	0.66%	0.71%	0.80%	0.96%

Net investment income[5]	2.15%	1.75%	2.26%	2.45%	2.88%	1.58%	1.17%	1.67%	2.06%	2.21%

Supplemental Data
Net assets, end of year (000)	$806	$752	$608	$521	$139	$5,444	$6,317	$6,169	$5,983	$8,177

Portfolio turnover rate	34%	41%	42%	97%	87%	34%	41%	42%	97%	87%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.60%	0.54%	0.42%	0.28%	0.33%

See Notes to Financial Statements.

66	BLACKROCK FUNDS II	OCTOBER 31, 2016

Financial Highlights	BlackRock LifePath® Active 2020 Fund

	Institutional				Investor A
	Year Ended October 31,			Period November 27, 2012[1] to October 31,	Year Ended October 31,
	2016	2015	2014	2013	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.47	$11.23	$11.47	$10.57	$10.37	$11.15	$11.40	$10.49	$10.08

Net investment income[2]	0.15	0.18	0.21	0.10	0.15	0.13	0.19	0.23	0.24
Net realized and unrealized gain (loss)	0.19	(0.17)	0.53	1.23	0.16	(0.14)	0.51	1.07	0.71

Net increase (decrease) from investment operations	0.34	0.01	0.74	1.33	0.31	(0.01)	0.70	1.30	0.95

Distributions:[3]
From net investment income	(0.22)	(0.29)	(0.32)	(0.17)	(0.19)	(0.29)	(0.29)	(0.13)	(0.25)
From net realized gain	(0.50)	(0.48)	(0.66)	(0.26)	(0.50)	(0.48)	(0.66)	(0.26)	(0.29)

Total distributions	(0.72)	(0.77)	(0.98)	(0.43)	(0.69)	(0.77)	(0.95)	(0.39)	(0.54)

Net asset value, end of period	$10.09	$10.47	$11.23	$11.47	$9.99	$10.37	$11.15	$11.40	$10.49

Total Return[4]
Based on net asset value	3.52%	0.11%	6.90%	13.05%[5]	3.24%	(0.13)%	6.56%	12.83%	9.98%

Ratios to Average Net Assets
Total expenses[6]	1.08%	1.08%	0.95%	1.85%[7]	1.37%	1.11%	1.18%	1.42%	1.54%

Total expenses after fees waived and/or reimbursed[6]	0.20%	0.17%	0.21%	0.30%[7]	0.45%	0.42%	0.46%	0.54%	0.72%

Net investment income[6]	1.56%	1.69%	1.85%	2.54%[7]	1.55%	1.27%	1.68%	2.10%	2.35%

Supplemental Data
Net assets, end of period (000)	$271	$58	$157	$ 83	$15,719	$19,402	$22,144	$16,884	$11,084

Portfolio turnover rate	30%	45%	41%	91%[8]	30%	45%	41%	91%	68%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.57%	0.54%	0.46%	0.34%	0.36%

[7]	Annualized.

[8]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	67

Financial Highlights (concluded)	BlackRock LifePath® Active 2020 Fund

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$10.46	$11.25	$11.48	$10.57	$10.16	$10.27	$11.06	$11.30	$10.41	$10.01

Net investment income[2]	0.19	0.17	0.22	0.26	0.28	0.13	0.11	0.16	0.20	0.21
Net realized and unrealized gain (loss)	0.17	(0.16)	0.54	1.08	0.71	0.16	(0.16)	0.52	1.06	0.70

Net increase (decrease) from investment operations	0.36	0.01	0.76	1.34	0.99	0.29	(0.05)	0.68	1.26	0.91

Distributions:[3]
From net investment income	(0.23)	(0.32)	(0.33)	(0.17)	(0.29)	(0.17)	(0.26)	(0.26)	(0.11)	(0.22)
From net realized gain	(0.50)	(0.48)	(0.66)	(0.26)	(0.29)	(0.50)	(0.48)	(0.66)	(0.26)	(0.29)

Total distributions	(0.73)	(0.80)	(0.99)	(0.43)	(0.58)	(0.67)	(0.74)	(0.92)	(0.37)	(0.51)

Net asset value, end of year	$10.09	$10.46	$11.25	$11.48	$10.57	$9.89	$10.27	$11.06	$11.30	$10.41

Total Return[4]
Based on net asset value	3.74%	0.11%	7.04%	13.16%	10.41%	3.06%	(0.45)%	6.39%	12.50%	9.67%

Ratios to Average Net Assets
Total expenses[5]	0.97%	0.75%	0.80%	1.09%	1.25%	1.59%	1.38%	1.40%	1.65%	1.75%

Total expenses after fees waived and/or reimbursed[5]	0.10%	0.07%	0.11%	0.18%	0.27%	0.69%	0.66%	0.70%	0.78%	0.94%

Net investment income[5]	1.88%	1.61%	2.01%	2.43%	2.75%	1.31%	1.02%	1.46%	1.91%	2.12%

Supplemental Data
Net assets, end of year (000)	$1,115	$1,585	$1,396	$946	$594	$9,755	$11,429	$9,577	$8,991	$8,771

Portfolio turnover rate	30%	45%	41%	91%	68%	30%	45%	41%	91%	68%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.57%	0.54%	0.46%	0.34%	0.36%

See Notes to Financial Statements.

68	BLACKROCK FUNDS II	OCTOBER 31, 2016

Financial Highlights	BlackRock LifePath® Active 2025 Fund

	Institutional				Investor A
	Year Ended October 31,			Period November 27, 2012[1] to October 31,	Year Ended October 31,
	2016	2015	2014	2013	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.57	$11.51	$11.26	$10.16	$10.50	$11.44	$11.20	$10.09	$9.88

Net investment income[2]	0.15	0.19	0.18	0.16	0.13	0.13	0.18	0.20	0.21
Net realized and unrealized gain (loss)	0.14	(0.20)	0.70	1.29	0.13	(0.17)	0.66	1.23	0.70

Net increase (decrease) from investment operations	0.29	(0.01)	0.88	1.45	0.26	(0.04)	0.84	1.43	0.91

Distributions:[3]
From net investment income	(0.18)	(0.32)	(0.26)	(0.16)	(0.16)	(0.29)	(0.23)	(0.13)	(0.23)
From net realized gain	(0.73)	(0.61)	(0.37)	(0.19)	(0.73)	(0.61)	(0.37)	(0.19)	(0.47)

Total distributions	(0.91)	(0.93)	(0.63)	(0.35)	(0.89)	(0.90)	(0.60)	(0.32)	(0.70)

Net asset value, end of period	$9.95	$10.57	$11.51	$11.26	$9.87	$10.50	$11.44	$11.20	$10.09

Total Return[4]
Based on net asset value	3.06%	(0.16)%	8.05%	14.89%[5]	2.76%	(0.43)%	7.79%	14.60%	9.98%

Ratios to Average Net Assets
Total expenses[6]	1.29%	0.84%	0.88%	1.84%[7]	1.35%	1.20%	1.22%	1.45%	1.82%

Total expenses after fees waived and/or reimbursed[6]	0.19%	0.15%	0.20%	0.30%[7]	0.44%	0.42%	0.47%	0.54%	0.73%

Net investment income[6]	1.52%	1.72%	1.62%	2.38%[7]	1.33%	1.17%	1.63%	1.89%	2.13%

Supplemental Data
Net assets, end of period (000)	$68	$34	$437	$ 30	$14,228	$15,324	$16,970	$17,803	$7,932

Portfolio turnover rate	36%	57%	49%	83%[8]	36%	57%	49%	83%	76%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.61%	0.59%	0.47%	0.37%	0.38%

[7]	Annualized.

[8]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	69

Financial Highlights (concluded)	BlackRock LifePath® Active 2025 Fund

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$10.59	$11.53	$11.28	$10.16	$9.95	$10.41	$11.36	$11.12	$10.03	$9.80

Net investment income[2]	0.16	0.15	0.22	0.23	0.25	0.11	0.10	0.15	0.18	0.18
Net realized and unrealized gain (loss)	0.14	(0.15)	0.66	1.24	0.70	0.13	(0.17)	0.66	1.21	0.70

Net increase (decrease) from investment operations	0.30	0.00	0.88	1.47	0.95	0.24	(0.07)	0.81	1.39	0.88

Distributions:[3]
From net investment income	(0.20)	(0.33)	(0.26)	(0.16)	(0.27)	(0.13)	(0.27)	(0.20)	(0.11)	(0.18)
From net realized gain	(0.73)	(0.61)	(0.37)	(0.19)	(0.47)	(0.73)	(0.61)	(0.37)	(0.19)	(0.47)

Total distributions	(0.93)	(0.94)	(0.63)	(0.35)	(0.74)	(0.86)	(0.88)	(0.57)	(0.30)	(0.65)

Net asset value, end of year	$9.96	$10.59	$11.53	$11.28	$10.16	$9.79	$10.41	$11.36	$11.12	$10.03

Total Return[4]
Based on net asset value	3.16%	(0.06)%	8.14%	14.99%	10.38%	2.60%	(0.69)%	7.58%	14.23%	9.72%

Ratios to Average Net Assets
Total expenses[5]	0.97%	0.84%	0.88%	1.21%	1.60%	1.64%	1.48%	1.46%	1.72%	2.05%

Total expenses after fees waived and/or reimbursed[5]	0.09%	0.07%	0.12%	0.18%	0.25%	0.68%	0.66%	0.71%	0.77%	0.96%

Net investment income[5]	1.63%	1.36%	1.94%	2.19%	2.57%	1.09%	0.95%	1.31%	1.71%	1.87%

Supplemental Data
Net assets, end of year (000)	$2,651	$1,860	$570	$478	$184	$10,730	$10,912	$12,898	$8,411	$6,593

Portfolio turnover rate	36%	57%	49%	83%	76%	36%	57%	49%	83%	76%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.61%	0.59%	0.47%	0.37%	0.38%

See Notes to Financial Statements.

70	BLACKROCK FUNDS II	OCTOBER 31, 2016

Financial Highlights	BlackRock LifePath® Active 2030 Fund

	Institutional				Investor A
	Year Ended October 31,			Period November 27, 2012[1] to October 31,	Year Ended October 31,
	2016	2015	2014	2013	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.17	$11.03	$11.18	$ 9.96	$10.07	$10.93	$11.08	$ 9.87	$9.68

Net investment income[2]	0.12	0.15	0.18	0.11	0.11	0.12	0.16	0.19	0.18
Net realized and unrealized gain (loss)	0.11	(0.14)	0.63	1.49	0.09	(0.13)	0.63	1.36	0.69

Net increase (decrease) from investment operations	0.23	0.01	0.81	1.60	0.20	(0.01)	0.79	1.55	0.87

Distributions:[3]
From net investment income	(0.19)	(0.25)	(0.28)	(0.16)	(0.16)	(0.23)	(0.26)	(0.12)	(0.18)
From net realized gain	(0.77)	(0.62)	(0.68)	(0.22)	(0.77)	(0.62)	(0.68)	(0.22)	(0.50)

Total distributions	(0.96)	(0.87)	(0.96)	(0.38)	(0.93)	(0.85)	(0.94)	(0.34)	(0.68)

Net asset value, end of period	$9.44	$10.17	$11.03	$11.18	$9.34	$10.07	$10.93	$ 11.08	$9.87

Total Return[4]
Based on net asset value	2.64%	0.07%	7.65%	16.81%[5]	2.30%	(0.19)%	7.46%	16.28%	9.72%

Ratios to Average Net Assets
Total expenses[6]	1.16%	1.06%	1.09%	1.92%[7]	1.39%	1.20%	1.18%	1.41%	1.53%

Total expenses after fees waived and/or reimbursed[6]	0.19%	0.17%	0.22%	0.28%[7]	0.43%	0.42%	0.47%	0.52%	0.68%

Net investment income[6]	1.26%	1.47%	1.64%	2.30%[7]	1.18%	1.16%	1.46%	1.83%	1.84%

Supplemental Data
Net assets, end of period (000)	$286	$91	$110	$ 39	$12,222	$16,084	$20,020	$17,115	$9,343

Portfolio turnover rate	34%	67%	66%	92%[8]	34%	67%	66%	92%	73%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.65%	0.61%	0.50%	0.42%	0.45%

[7]	Annualized.

[8]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	71

Financial Highlights (concluded)	BlackRock LifePath® Active 2030 Fund

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$10.18	$11.05	$11.19	$9.96	$9.76	$10.01	$10.88	$11.02	$9.82	$9.62

Net investment income[2]	0.14	0.14	0.20	0.21	0.22	0.08	0.09	0.13	0.18	0.15
Net realized and unrealized gain (loss)	0.10	(0.13)	0.63	1.40	0.71	0.10	(0.14)	0.63	1.34	0.70

Net increase (decrease) from investment operations	0.24	0.01	0.83	1.61	0.93	0.18	(0.05)	0.76	1.52	0.85

Distributions:[3]
From net investment income	(0.20)	(0.26)	(0.29)	(0.16)	(0.23)	(0.14)	(0.20)	(0.22)	(0.10)	(0.15)
From net realized gain	(0.77)	(0.62)	(0.68)	(0.22)	(0.50)	(0.77)	(0.62)	(0.68)	(0.22)	(0.50)

Total distributions	(0.97)	(0.88)	(0.97)	(0.38)	(0.73)	(0.91)	(0.82)	(0.90)	(0.32)	(0.65)

Net asset value, end of year	$9.45	$10.18	$11.05	$11.19	$9.96	$9.28	$10.01	$10.88	$11.02	$9.82

Total Return[4]
Based on net asset value	2.71%	0.07%	7.80%	16.80%	10.24%	2.10%	(0.56)%	7.26%	16.01%	9.49%

Ratios to Average Net Assets
Total expenses[5]	1.03%	0.85%	0.83%	1.09%	1.22%	1.64%	1.46%	1.43%	1.69%	1.77%

Total expenses after fees waived and/or reimbursed[5]	0.08%	0.07%	0.12%	0.16%	0.22%	0.67%	0.66%	0.71%	0.76%	0.91%

Net investment income[5]	1.48%	1.37%	1.80%	2.08%	2.30%	0.91%	0.90%	1.19%	1.80%	1.59%

Supplemental Data
Net assets, end of year (000)	$2,492	$1,751	$1,143	$1,021	$432	$7,415	$9,265	$9,567	$7,634	$9,304

Portfolio turnover rate	34%	67%	66%	92%	73%	34%	67%	66%	92%	73%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.65%	0.61%	0.50%	0.42%	0.45%

See Notes to Financial Statements.

72	BLACKROCK FUNDS II	OCTOBER 31, 2016

Financial Highlights	BlackRock LifePath® Active 2035 Fund

	Institutional				Investor A
	Year Ended October 31,			Period November 27, 2012[1] to October 31,	Year Ended October 31,
	2016	2015	2014	2013	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.49	$11.26	$11.34	$10.07	$10.39	$11.16	$11.25	$9.97	$9.39

Net investment income[2]	0.11	0.15	0.16	0.13	0.10	0.11	0.15	0.18	0.14
Net realized and unrealized gain (loss)	0.11	(0.22)	0.72	1.60	0.09	(0.21)	0.69	1.52	0.74

Net increase (decrease) from investment operations	0.22	(0.07)	0.88	1.73	0.19	(0.10)	0.84	1.70	0.88

Distributions:[3]
From net investment income	(0.18)	(0.21)	(0.23)	(0.22)	(0.15)	(0.18)	(0.20)	(0.18)	(0.12)
From net realized gain	(0.57)	(0.49)	(0.73)	(0.24)	(0.57)	(0.49)	(0.73)	(0.24)	(0.18)

Total distributions	(0.75)	(0.70)	(0.96)	(0.46)	(0.72)	(0.67)	(0.93)	(0.42)	(0.30)

Net asset value, end of period	$9.96	$10.49	$11.26	$11.34	$9.86	$10.39	$11.16	$11.25	$9.97

Total Return[4]
Based on net asset value	2.40%	(0.77)%	8.17%	18.13%[5]	2.10%	(1.05)%	7.94%	17.66%	9.71%

Ratios to Average Net Assets
Total expenses[6]	1.35%	1.18%	1.40%	2.35%[7]	1.54%	1.38%	1.47%	2.08%	2.29%

Total expenses after fees waived and/or reimbursed[6]	0.18%	0.18%	0.22%	0.26%[7]	0.43%	0.42%	0.47%	0.51%	0.67%

Net investment income[6]	1.14%	1.37%	1.47%	2.20%[7]	0.99%	1.05%	1.35%	1.74%	1.44%

Supplemental Data
Net assets, end of period (000)	$76	$41	$102	$ 30	$8,783	$11,053	$11,926	$8,329	$4,794

Portfolio turnover rate	37%	75%	61%	104%[8]	37%	75%	61%	104%	76%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.68%	0.64%	0.50%	0.46%	0.54%

[7]	Annualized.

[8]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	73

Financial Highlights (concluded)	BlackRock LifePath® Active 2035 Fund

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$10.49	$11.27	$11.35	$10.07	$9.46	$10.30	$11.08	$11.18	$9.92	$9.31

Net investment income[2]	0.12	0.14	0.19	0.20	0.18	0.07	0.09	0.12	0.16	0.11
Net realized and unrealized gain (loss)	0.12	(0.22)	0.70	1.54	0.77	0.10	(0.22)	0.69	1.50	0.75

Net increase (decrease) from investment operations	0.24	(0.08)	0.89	1.74	0.95	0.17	(0.13)	0.81	1.66	0.86

Distributions:[3]
From net investment income	(0.19)	(0.21)	(0.24)	(0.22)	(0.16)	(0.13)	(0.16)	(0.18)	(0.16)	(0.07)
From net realized gain	(0.57)	(0.49)	(0.73)	(0.24)	(0.18)	(0.57)	(0.49)	(0.73)	(0.24)	(0.18)

Total distributions	(0.76)	(0.70)	(0.97)	(0.46)	(0.34)	(0.70)	(0.65)	(0.91)	(0.40)	(0.25)

Net asset value, end of year	$9.97	$10.49	$11.27	$11.35	$10.07	$9.77	$10.30	$11.08	$11.18	$9.92

Total Return[4]
Based on net asset value	2.60%	(0.80)%	8.27%	18.01%	10.45%	1.89%	(1.28)%	7.65%	17.30%	9.53%

Ratios to Average Net Assets
Total expenses[5]	1.11%	0.99%	1.09%	1.70%	1.98%	1.78%	1.67%	1.72%	2.36%	2.62%

Total expenses after fees waived and/or reimbursed[5]	0.08%	0.07%	0.12%	0.15%	0.18%	0.67%	0.66%	0.71%	0.75%	0.91%

Net investment income[5]	1.21%	1.29%	1.74%	1.93%	1.87%	0.74%	0.86%	1.08%	1.53%	1.20%

Supplemental Data
Net assets, end of year (000)	$2,739	$1,327	$878	$719	$234	$7,338	$7,374	$8,060	$4,797	$3,248

Portfolio turnover rate	37%	75%	61%	104%	76%	37%	75%	61%	104%	76%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.68%	0.64%	0.50%	0.46%	0.54%

See Notes to Financial Statements.

74	BLACKROCK FUNDS II	OCTOBER 31, 2016

Financial Highlights	BlackRock LifePath® Active 2040 Fund

	Institutional				Investor A
	Year Ended October 31,			Period November 27, 2012[1] to October 31,	Year Ended October 31,
	2016	2015	2014	2013	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.44	$11.52	$11.48	$ 9.96	$10.32	$11.40	$11.37	$9.86	$9.50

Net investment income[2]	0.11	0.14	0.18	0.12	0.08	0.11	0.15	0.18	0.13
Net realized and unrealized gain (loss)	0.10	(0.19)	0.75	1.76	0.10	(0.19)	0.75	1.65	0.73

Net increase (decrease) from investment operations	0.21	(0.05)	0.93	1.88	0.18	(0.08)	0.90	1.83	0.86

Distributions:[3]
From net investment income	(0.19)	(0.23)	(0.24)	(0.20)	(0.15)	(0.20)	(0.22)	(0.16)	(0.11)
From net realized gain	(0.76)	(0.80)	(0.65)	(0.16)	(0.76)	(0.80)	(0.65)	(0.16)	(0.39)

Total distributions	(0.95)	(1.03)	(0.89)	(0.36)	(0.91)	(1.00)	(0.87)	(0.32)	(0.50)

Net asset value, end of period	$9.70	$10.44	$11.52	$11.48	$9.59	$10.32	$11.40	$11.37	$9.86

Total Return[4]
Based on net asset value	2.33%	(0.61)%	8.49%	19.72%[5]	2.05%	(0.87)%	8.25%	19.08%	9.56%

Ratios to Average Net Assets
Total expenses[6]	1.49%	1.20%	1.26%	1.94%[7]	1.64%	1.36%	1.41%	1.80%	2.05%

Total expenses after fees waived and/or reimbursed[6]	0.17%	0.17%	0.22%	0.26%[7]	0.42%	0.42%	0.47%	0.51%	0.68%

Net investment income[6]	1.10%	1.31%	1.56%	1.81%[7]	0.88%	1.06%	1.36%	1.68%	1.38%

Supplemental Data
Net assets, end of period (000)	$96	$102	$120	$ 88	$7,945	$9,543	$13,008	$11,640	$6,203

Portfolio turnover rate	35%	93%	57%	102%[8]	35%	93%	57%	102%	68%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.73%	0.69%	0.54%	0.48%	0.51%

[7]	Annualized.

[8]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	75

Financial Highlights (concluded)	BlackRock LifePath® Active 2040 Fund

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$10.45	$11.53	$11.48	$9.96	$9.60	$10.28	$11.36	$11.32	$9.83	$9.47

Net investment income[2]	0.11	0.14	0.18	0.24	0.18	0.06	0.09	0.12	0.16	0.10
Net realized and unrealized gain (loss)	0.10	(0.18)	0.77	1.64	0.72	0.09	(0.19)	0.76	1.63	0.73

Net increase (decrease) from investment operations	0.21	(0.04)	0.95	1.88	0.90	0.15	(0.10)	0.88	1.79	0.83

Distributions:[3]
From net investment income	(0.20)	(0.24)	(0.25)	(0.20)	(0.15)	(0.14)	(0.18)	(0.19)	(0.14)	(0.08)
From net realized gain	(0.76)	(0.80)	(0.65)	(0.16)	(0.39)	(0.76)	(0.80)	(0.65)	(0.16)	(0.39)

Total distributions	(0.96)	(1.04)	(0.90)	(0.36)	(0.54)	(0.90)	(0.98)	(0.84)	(0.30)	(0.47)

Net asset value, end of year	$9.70	$10.45	$11.53	$11.48	$9.96	$9.53	$10.28	$11.36	$11.32	$9.83

Total Return[4]
Based on net asset value	2.34%	(0.51)%	8.66%	19.49%	10.01%	1.73%	(1.09)%	8.06%	18.71%	9.20%

Ratios to Average Net Assets
Total expenses[5]	1.21%	0.97%	1.01%	1.46%	1.68%	1.88%	1.64%	1.67%	2.10%	2.35%

Total expenses after fees waived and/or reimbursed[5]	0.07%	0.07%	0.12%	0.15%	0.18%	0.66%	0.66%	0.71%	0.75%	0.91%

Net investment income[5]	1.15%	1.33%	1.61%	2.21%	1.81%	0.63%	0.83%	1.07%	1.53%	1.09%

Supplemental Data
Net assets, end of year (000)	$1,850	$1,162	$847	$468	$401	$6,406	$7,303	$7,346	$5,786	$5,211

Portfolio turnover rate	35%	93%	57%	102%	68%	35%	93%	57%	102%	68%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.73%	0.69%	0.54%	0.48%	0.51%

See Notes to Financial Statements.

76	BLACKROCK FUNDS II	OCTOBER 31, 2016

Financial Highlights	BlackRock LifePath® Active 2045 Fund

	Institutional				Investor A
	Year Ended October 31,			Period November 27, 2012[1] to October 31,	Year Ended October 31,
	2016	2015	2014	2013	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$11.36	$12.25	$12.14	$10.38	$11.19	$12.08	$11.99	$10.24	$9.55

Net investment income[2]	0.11	0.16	0.19	0.14	0.08	0.13	0.15	0.18	0.13
Net realized and unrealized gain (loss)	0.10	(0.22)	0.78	1.95	0.09	(0.22)	0.78	1.86	0.82

Net increase (decrease) from investment operations	0.21	(0.06)	0.97	2.09	0.17	(0.09)	0.93	2.04	0.95

Distributions:[3]
From net investment income	(0.19)	(0.22)	(0.24)	(0.22)	(0.15)	(0.19)	(0.22)	(0.18)	(0.10)
From net realized gain	(0.73)	(0.61)	(0.62)	(0.11)	(0.73)	(0.61)	(0.62)	(0.11)	(0.16)

Total distributions	(0.92)	(0.83)	(0.86)	(0.33)	(0.88)	(0.80)	(0.84)	(0.29)	(0.26)

Net asset value, end of period	$10.65	$11.36	$12.25	$12.14	$10.48	$11.19	$12.08	$11.99	$10.24

Total Return[4]
Based on net asset value	2.09%	(0.59)%	8.31%	20.95%[5]	1.81%	(0.84)%	8.02%	20.45%	10.29%

Ratios to Average Net Assets
Total expenses[6]	1.70%	1.64%	1.96%	2.93%[7]	1.98%	1.83%	2.00%	2.80%	3.50%

Total expenses after fees waived and/or reimbursed[6]	0.17%	0.17%	0.22%	0.25%[7]	0.42%	0.42%	0.47%	0.50%	0.70%

Net investment income[6]	1.03%	1.41%	1.61%	1.89%[7]	0.78%	1.12%	1.29%	1.59%	1.33%

Supplemental Data
Net assets, end of period (000)	$92	$71	$72	$ 73	$5,808	$6,303	$6,396	$4,944	$2,641

Portfolio turnover rate	32%	80%	72%	101%[8]	32%	80%	72%	101%	103%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.70%	0.67%	0.54%	0.51%	0.49%

[7]	Annualized.

[8]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	77

Financial Highlights (concluded)	BlackRock LifePath® Active 2045 Fund

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.37	$12.27	$12.16	$10.38	$9.68	$11.08	$11.99	$11.90	$10.16	$9.48

Net investment income[2]	0.11	0.17	0.20	0.22	0.18	0.06	0.10	0.12	0.15	0.11
Net realized and unrealized gain (loss)	0.11	(0.23)	0.78	1.89	0.82	0.09	(0.22)	0.77	1.85	0.80

Net increase (decrease) from investment operations	0.22	(0.06)	0.98	2.11	1.00	0.15	(0.12)	0.89	2.00	0.91

Distributions:[3]
From net investment income	(0.20)	(0.23)	(0.25)	(0.22)	(0.14)	(0.13)	(0.18)	(0.18)	(0.15)	(0.07)
From net realized gain	(0.73)	(0.61)	(0.62)	(0.11)	(0.16)	(0.73)	(0.61)	(0.62)	(0.11)	(0.16)

Total distributions	(0.93)	(0.84)	(0.87)	(0.33)	(0.30)	(0.86)	(0.79)	(0.80)	(0.26)	(0.23)

Net asset value, end of year	$10.66	$11.37	$12.27	$12.16	$10.38	$10.37	$11.08	$11.99	$11.90	$10.16

Total Return[4]
Based on net asset value	2.19%	(0.57)%	8.38%	20.92%	10.76%	1.60%	(1.11)%	7.79%	20.14%	9.92%

Ratios to Average Net Assets
Total expenses[5]	1.53%	1.38%	1.60%	2.42%	3.17%	2.14%	2.05%	2.20%	3.04%	3.78%

Total expenses after fees waived and/or reimbursed[5]	0.07%	0.07%	0.12%	0.14%	0.20%	0.66%	0.66%	0.70%	0.74%	0.94%

Net investment income[5]	1.06%	1.48%	1.65%	1.95%	1.82%	0.56%	0.90%	1.00%	1.39%	1.10%

Supplemental Data
Net assets, end of year (000)	$1,558	$691	$589	$404	$222	$5,272	$6,078	$6,527	$3,447	$2,526

Portfolio turnover rate	32%	80%	72%	101%	103%	32%	80%	72%	101%	103%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.70%	0.67%	0.54%	0.51%	0.49%

See Notes to Financial Statements.

78	BLACKROCK FUNDS II	OCTOBER 31, 2016

Financial Highlights	BlackRock LifePath® Active 2050 Fund

	Institutional				Investor A
	Year Ended October 31,			Period November 27, 2012[1] to October 31,	Year Ended October 31,
	2016	2015	2014	2013	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.53	$11.31	$11.11	$ 9.45	$10.40	$11.18	$11.00	$9.35	$8.99

Net investment income[2]	0.10	0.15	0.16	0.13	0.07	0.11	0.14	0.15	0.12
Net realized and unrealized gain (loss)	0.08	(0.20)	0.77	1.87	0.08	(0.19)	0.75	1.80	0.70

Net increase (decrease) from investment operations	0.18	(0.05)	0.93	2.00	0.15	(0.08)	0.89	1.95	0.82

Distributions:[3]
From net investment income	(0.16)	(0.19)	(0.21)	(0.20)	(0.13)	(0.16)	(0.19)	(0.16)	(0.10)
From net realized gain	(0.62)	(0.54)	(0.52)	(0.14)	(0.62)	(0.54)	(0.52)	(0.14)	(0.36)

Total distributions	(0.78)	(0.73)	(0.73)	(0.34)	(0.75)	(0.70)	(0.71)	(0.30)	(0.46)

Net asset value, end of period	$9.93	$10.53	$11.31	$11.11	$9.80	$10.40	$11.18	$11.00	$9.35

Total Return[4]
Based on net asset value	1.92%	(0.54)%	8.69%	22.07%[5]	1.63%	(0.79)%	8.38%	21.47%	9.69%

Ratios to Average Net Assets
Total expenses[6]	1.76%	1.58%	1.91%	3.16%[7]	2.15%	1.98%	2.27%	3.40%	4.42%

Total expenses after fees waived and/or reimbursed[6]	0.17%	0.17%	0.24%	0.24%[7]	0.42%	0.42%	0.48%	0.49%	0.68%

Net investment income[6]	1.01%	1.36%	1.49%	1.60%[7]	0.78%	1.07%	1.23%	1.52%	1.35%

Supplemental Data
Net assets, end of period (000)	$206	$172	$180	$ 136	$6,110	$6,215	$5,965	$4,009	$2,000

Portfolio turnover rate	36%	77%	68%	93%[8]	36%	77%	68%	93%	81%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.71%	0.66%	0.50%	0.54%	0.53%

[7]	Annualized.

[8]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	79

Financial Highlights (concluded)	BlackRock LifePath® Active 2050 Fund

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$10.54	$11.32	$11.12	$9.45	$9.08	$10.35	$11.14	$10.96	$9.31	$8.95

Net investment income[2]	0.11	0.16	0.17	0.18	0.17	0.05	0.09	0.10	0.14	0.10
Net realized and unrealized gain (loss)	0.08	(0.20)	0.77	1.83	0.70	0.07	(0.19)	0.76	1.79	0.69

Net increase (decrease) from investment operations	0.19	(0.04)	0.94	2.01	0.87	0.12	(0.10)	0.86	1.93	0.79

Distributions:[3]
From net investment income	(0.17)	(0.20)	(0.22)	(0.20)	(0.14)	(0.11)	(0.15)	(0.16)	(0.14)	(0.07)
From net realized gain	(0.62)	(0.54)	(0.52)	(0.14)	(0.36)	(0.62)	(0.54)	(0.52)	(0.14)	(0.36)

Total distributions	(0.79)	(0.74)	(0.74)	(0.34)	(0.50)	(0.73)	(0.69)	(0.68)	(0.28)	(0.43)

Net asset value, end of year	$9.94	$10.54	$11.32	$11.12	$9.45	$9.74	$10.35	$11.14	$10.96	$9.31

Total Return[4]
Based on net asset value	2.02%	(0.44)%	8.76%	21.94%	10.20%	1.33%	(0.98)%	8.10%	21.31%	9.32%

Ratios to Average Net Assets
Total expenses[5]	1.59%	1.40%	1.73%	2.82%	3.86%	2.26%	2.11%	2.45%	3.66%	4.72%

Total expenses after fees waived and/or reimbursed[5]	0.07%	0.07%	0.13%	0.13%	0.18%	0.65%	0.66%	0.72%	0.73%	0.92%

Net investment income[5]	1.08%	1.44%	1.55%	1.76%	1.88%	0.55%	0.86%	0.93%	1.37%	1.12%

Supplemental Data
Net assets, end of year (000)	$996	$669	$551	$344	$137	$5,074	$5,743	$5,811	$2,626	$2,165

Portfolio turnover rate	36%	77%	68%	93%	81%	36%	77%	68%	93%	81%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.71%	0.66%	0.50%	0.54%	0.53%

See Notes to Financial Statements.

80	BLACKROCK FUNDS II	OCTOBER 31, 2016

Financial Highlights	BlackRock LifePath® Active 2055 Fund

	Institutional				Investor A
	Year Ended October 31,			Period February 28, 2013[1] to October 31,	Year Ended October 31,			Period February 28, 2013[1] to October 31,
	2016	2015	2014	2013	2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$11.09	$12.11	$11.43	$10.00	$11.04	$12.06	$11.42	$10.00

Net investment income[2]	0.11	0.15	0.19	0.08	0.08	0.11	0.13	0.06
Net realized and unrealized gain (loss)	0.09	(0.18)	0.87	1.35	0.08	(0.16)	0.88	1.36

Net increase (decrease) from investment operations	0.20	(0.03)	1.06	1.43	0.16	(0.05)	1.01	1.42

Distributions:[3]
From net investment income	(0.14)	(0.18)	(0.26)	—	(0.11)	(0.16)	(0.25)	—
From net realized gain	(0.80)	(0.81)	(0.12)	—	(0.80)	(0.81)	(0.12)	—

Total distributions	(0.94)	(0.99)	(0.38)	—	(0.91)	(0.97)	(0.37)	—

Net asset value, end of period	$10.35	$11.09	$12.11	$11.43	$10.29	$11.04	$12.06	$11.42

Total Return[4]
Based on net asset value	2.05%	(0.31)%	9.28%	14.30%[5]	1.72%	(0.49)%	8.96%	14.20%[5]

Ratios to Average Net Assets
Total expenses[6]	5.36%	5.57%	6.44%	11.19%[7,8]	5.63%	6.07%	6.74%	9.51%[7,8]

Total expenses after fees waived and/or reimbursed[6]	0.17%	0.18%	0.24%	0.24%[8]	0.42%	0.42%	0.49%	0.49%[8]

Net investment income[6]	1.08%	1.31%	1.60%	1.05%[8]	0.75%	0.95%	1.08%	0.80%[8]

Supplemental Data
Net assets, end of period (000)	$26	$28	$30	$ 29	$525	$269	$201	$ 81

Portfolio turnover rate	38%	68%	47%	45%	38%	68%	47%	45%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,			Period February 28, 2013[1] to
	2016	2015	2014	October 31, 2013
Investments in underlying funds	0.67%	0.64%	0.53%	0.54%

[7]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A would have been 12.47% and 10.80%, respectively.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2016	81

Financial Highlights (concluded)	BlackRock LifePath® Active 2055 Fund

	Class K				Class R
	Year Ended October 31,			Period February 28, 2013[1] to October 31,	Year Ended October 31,			Period February 28, 2013[1] to October 31,
	2016	2015	2014	2013	2016	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$11.10	$12.12	$11.44	$10.00	$11.00	$12.05	$11.40	$10.00

Net investment income[2]	0.12	0.16	0.20	0.08	0.05	0.06	0.12	0.04
Net realized and unrealized gain (loss)	0.09	(0.17)	0.87	1.36	0.10	(0.14)	0.86	1.36

Net increase (decrease) from investment operations	0.21	(0.01)	1.07	1.44	0.15	(0.08)	0.98	1.40

Distributions:[3]
From net investment income	(0.15)	(0.20)	(0.27)	—	(0.12)	(0.16)	(0.21)	—
From net realized gain	(0.80)	(0.81)	(0.12)	—	(0.80)	(0.81)	(0.12)	—

Total distributions	(0.95)	(1.01)	(0.39)	—	(0.92)	(0.97)	(0.33)	—

Net asset value, end of period	$10.36	$11.10	$12.12	$11.44	$10.23	$11.00	$12.05	$11.40

Total Return[4]
Based on net asset value	2.17%	(0.20)%	9.46%	14.40%[5]	1.56%	(0.76)%	8.71%	14.00%[5]

Ratios to Average Net Assets
Total expenses[6]	4.95%	5.40%	6.05%	10.80%[7,8]	5.62%	5.94%	7.49%	11.84%[7,8]

Total expenses after fees waived and/or reimbursed[6]	0.06%	0.07%	0.14%	0.14%[8]	0.66%	0.66%	0.73%	0.73%[8]

Net investment income[6]	1.17%	1.41%	1.70%	1.16%[8]	0.50%	0.56%	1.07%	0.57%[8]

Supplemental Data
Net assets, end of period (000)	$2,289	$2,243	$2,333	$2,203	$922	$441	$38	$ 28

Portfolio turnover rate	38%	68%	47%	45%	38%	68%	47%	45%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,			Period February 28, 2013[1] to
	2016	2015	2014	October 31, 2013
Investments in underlying funds	0.67%	0.64%	0.53%	0.54%

[7]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K and Class R would have been 12.08% and 13.12%, respectively.

[8]	Annualized.

See Notes to Financial Statements.

82	BLACKROCK FUNDS II	OCTOBER 31, 2016

Notes to Financial Statements

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds generally will invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Active Retirement Fund	LifePath® Active Retirement Fund	Non-diversified
BlackRock LifePath® Active 2020 Fund	LifePath® Active 2020 Fund	Non-diversified
BlackRock LifePath® Active 2025 Fund	LifePath® Active 2025 Fund	Non-diversified
BlackRock LifePath® Active 2030 Fund	LifePath® Active 2030 Fund	Non-diversified
BlackRock LifePath® Active 2035 Fund	LifePath® Active 2035 Fund	Non-diversified
BlackRock LifePath® Active 2040 Fund	LifePath® Active 2040 Fund	Non-diversified
BlackRock LifePath® Active 2045 Fund	LifePath® Active 2045 Fund	Non-diversified
BlackRock LifePath® Active 2050 Fund	LifePath® Active 2050 Fund	Non-diversified
BlackRock LifePath® Active 2055 Fund	LifePath® Active 2055 Fund	Non-diversified

As of period end, LifePath® Active Retirement Fund’s and LifePath® Active 2020 Fund’s investment in Master Total Return Portfolio of Master Bond LLC (the “Master Total Return Portfolio”) was 33% and 31%, respectively, of net assets. The financial statements of Master Total Return Portfolio, including the Schedule of Investments, should be read in conjunction with LifePath® Active Retirement Fund’s and LifePath® Active 2020 Fund’s financial statements. In addition, as of period end, LifePath® Active 2040 Fund’s, LifePath® Active 2045 Fund’s, LifePath® Active 2050 Fund’s and LifePath® Active 2055 Fund’s investment in the Institutional Class shares of BlackRock International Opportunities Portfolio, a series of BlackRock FundsSM, was 29%, 29%, 31% and 30%, respectively, of net assets. The financial statements of BlackRock International Opportunities Portfolio, including the Schedule of Investments, should be read in conjunction with LifePath® Active 2040 Fund’s, LifePath® Active 2045 Fund’s, LifePath® Active 2050 Fund’s and LifePath® Active 2055 Fund’s financial statements. Master Total Return Portfolio’s financial statements, included in filings under Master Bond LLC, and BlackRock International Opportunities Portfolio’s financial statements, included in filings under BlackRock FundsSM, are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed income securities. Equity Underlying Funds may also include funds that invest in real estate-related securities or instruments and commodity-related securities or instruments. Fixed income Underlying Funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No1	None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least

BLACKROCK FUNDS II	OCTOBER 31, 2016	83

Notes to Financial Statements (continued)

equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

The market value of the Funds’ investments in the Underlying Funds is based on the published net asset value (“NAV”) of each Underlying Fund computed as of the close of trading on the NYSE on days when the NYSE is open.

•	The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors

84	BLACKROCK FUNDS II	OCTOBER 31, 2016

Notes to Financial Statements (continued)

that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as affiliated investment companies in the Funds’ Schedules of Investments, and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

BLACKROCK FUNDS II	OCTOBER 31, 2016	85

Notes to Financial Statements (continued)

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty, which are subject to offset under an MSLA:

LifePath® Active Retirement Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$38,780	$(38,780)	—

LifePath® Active 2020 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$316,523	$(316,523)	—

LifePath® Active 2025 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$676,884	$(676,884)	—

LifePath® Active 2030 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$834,226	$(834,226)	—

LifePath® Active 2035 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$905,885	$(905,885)	—

LifePath® Active 2040 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$981,835	$(981,835)	—

LifePath® Active 2045 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$839,974	$(839,974)	—

LifePath® Active 2050 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$862,507	$(862,507)	—

LifePath® Active 2055 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$255,364	$(255,364)	—

[1]

Cash collateral with a value of $39,215, $320,075, $684,480, $843,588, $916,051, $992,853, $849,401, $872,186 and $258,230 has been received in connection with securities lending agreements for LifePath® Active Retirement Fund, LifePath® Active 2020 Fund, LifePath® Active 2025 Fund, LifePath® Active 2030 Fund, LifePath® Active 2035 Fund, LifePath® Active 2040 Fund, LifePath® Active 2045 Fund, LifePath® Active 2050 Fund and LifePath® Active 2055 Fund, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

86	BLACKROCK FUNDS II	OCTOBER 31, 2016

Notes to Financial Statements (continued)

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter.

Futures Contracts: Certain Funds invest in long and/or short positions in futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distributions Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Class R
Service Fee	0.25%	0.25%
Distribution Fee	—	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended October 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Class R	Total
LifePath® Active Retirement Fund	$28,277	$30,054	$58,331
LifePath® Active 2020 Fund	$44,100	$54,449	$98,549
LifePath® Active 2025 Fund	$37,304	$53,140	$90,444
LifePath® Active 2030 Fund	$36,219	$44,673	$80,892
LifePath® Active 2035 Fund	$25,831	$37,680	$63,511
LifePath® Active 2040 Fund	$21,901	$36,592	$58,493
LifePath® Active 2045 Fund	$15,011	$29,239	$44,250
LifePath® Active 2050 Fund	$15,936	$27,678	$43,614
LifePath® Active 2055 Fund	$988	$3,502	$4,490

BLACKROCK FUNDS II	OCTOBER 31, 2016	87

Notes to Financial Statements (continued)

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended October 31, 2016, the following table shows the class specific administration fees borne directly by each share class of each Fund:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Active Retirement Fund	$185	$2,262	$154	$1,202	$3,803
LifePath® Active 2020 Fund	$ 40	$3,528	$258	$2,178	$6,004
LifePath® Active 2025 Fund	$ 10	$2,984	$418	$2,126	$5,538
LifePath® Active 2030 Fund	$ 43	$2,897	$403	$1,787	$5,130
LifePath® Active 2035 Fund	$ 16	$2,067	$408	$1,507	$3,998
LifePath® Active 2040 Fund	$ 20	$1,752	$315	$1,464	$3,551
LifePath® Active 2045 Fund	$ 15	$1,201	$225	$1,169	$2,610
LifePath® Active 2050 Fund	$ 36	$1,275	$169	$1,107	$2,587
LifePath® Active 2055 Fund	$ 4	$ 79	$431	$ 140	$ 654

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended October 31, 2016, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Active Retirement Fund	$33	$147	$12	$32	$224
LifePath® Active 2020 Fund	$10	$436	$10	$97	$553
LifePath® Active 2025 Fund	$ 9	$535	$12	$34	$590
LifePath® Active 2030 Fund	$29	$487	$66	$43	$625
LifePath® Active 2035 Fund	$10	$619	$19	$50	$698
LifePath® Active 2040 Fund	$12	$640	$17	$71	$740
LifePath® Active 2045 Fund	$12	$636	$77	$57	$782
LifePath® Active 2050 Fund	$31	$444	$25	$59	$559
LifePath® Active 2055 Fund	$10	$192	$41	$22	$265

For the year ended October 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Active Retirement Fund	$349	$18,148	$493	$13,691	$32,681
LifePath® Active 2020 Fund	$254	$33,253	$579	$17,420	$51,506
LifePath® Active 2025 Fund	$166	$23,106	$601	$20,765	$44,638
LifePath® Active 2030 Fund	$342	$21,744	$830	$13,406	$36,322
LifePath® Active 2035 Fund	$203	$21,161	$859	$14,966	$37,189
LifePath® Active 2040 Fund	$329	$19,553	$734	$15,337	$35,953
LifePath® Active 2045 Fund	$180	$16,664	$957	$10,827	$28,628
LifePath® Active 2050 Fund	$468	$25,491	$714	$14,233	$40,906
LifePath® Active 2055 Fund	$113	$ 1,928	$669	$ 1,326	$ 4,036

88	BLACKROCK FUNDS II	OCTOBER 31, 2016

Notes to Financial Statements (continued)

Other Fees: For the year ended October 31, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

LifePath® Active Retirement Fund	$224
LifePath® Active 2020 Fund	$1,037
LifePath® Active 2025 Fund	$1,124
LifePath® Active 2030 Fund	$556
LifePath® Active 2035 Fund	$773
LifePath® Active 2040 Fund	$8,092
LifePath® Active 2045 Fund	$312
LifePath® Active 2050 Fund	$646
LifePath® Active 2055 Fund	$39

For the year ended October 31, 2016, affiliates received CDSCs of each Fund’s Investor A Shares as follows:

LifePath® Active 2020 Fund	$227
LifePath® Active 2030 Fund	$31

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows: 1.10% for Institutional; 1.35% for Investor A; 1.00% for Class K and 1.59% for Class R. These contractual expense limitations are in effect until March 1, 2027, unless terminated earlier by the Board, including a majority of the Independent Trustees.

In addition, with respect to each Fund, the Manager agreed to further waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows: 0.10% for Institutional; 0.35% for Investor A; 0.00% for Class K and 0.59% for Class R. The Manager has agreed not to reduce or discontinue this contractual expense limitations prior to March 1, 2018 unless approved by the Board, including a majority of the Independent Trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Funds. The contractual expense limitation excludes expenses allocated from the Master Portfolios in which the Funds invest.

These amounts waived and/or reimbursed are shown as administration fees waived, administration fees waived — class specific, transfer agent fees waived — class specific, transfer agent fees reimbursed — class specific and expenses reimbursed by the Manager, respectively, in the Statements of Operations.

Class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Class K	Class R	Total
LifePath® Active Retirement Fund	—	$2,260	$154	$1,202	$3,616
LifePath® Active 2020 Fund	$24	$3,528	$258	$2,178	$5,988
LifePath® Active 2025 Fund	$10	$2,984	$418	$2,126	$5,538
LifePath® Active 2030 Fund	$43	$2,897	$403	$1,787	$5,130
LifePath® Active 2035 Fund	$16	$2,067	$408	$1,507	$3,998
LifePath® Active 2040 Fund	$20	$1,752	$315	$1,464	$3,551
LifePath® Active 2045 Fund	$15	$1,201	$225	$1,169	$2,610
LifePath® Active 2050 Fund	$36	$1,275	$169	$1,107	$2,587
LifePath® Active 2055 Fund	$ 4	$ 79	$431	$ 140	$ 654

Transfer Agent Fees Waived
LifePath® Active Retirement Fund	—	$ 140	$ 12	$ 32	$ 184
LifePath® Active 2020 Fund	$10	$ 436	$ 10	$ 97	$ 553
LifePath® Active 2025 Fund	$ 9	$ 535	$ 12	$ 34	$ 590
LifePath® Active 2030 Fund	$29	$ 487	$ 66	$ 43	$ 625
LifePath® Active 2035 Fund	$10	$ 619	$ 19	$ 50	$ 698
LifePath® Active 2040 Fund	$12	$ 640	$ 17	$ 71	$ 740
LifePath® Active 2045 Fund	$12	$ 636	$ 77	$ 57	$ 782
LifePath® Active 2050 Fund	$31	$ 444	$ 25	$ 59	$ 559
LifePath® Active 2055 Fund	$10	$ 192	$ 41	$ 22	$ 265

BLACKROCK FUNDS II	OCTOBER 31, 2016	89

Notes to Financial Statements (continued)

Transfer Agent Fees Reimbursed	Institutional	Investor A	Class K	Class R	Total
LifePath® Active Retirement Fund	—	$6,714	$481	$8,253	$15,448
LifePath® Active 2020 Fund	$59	$15,209	$568	$7,562	$23,398
LifePath® Active 2025 Fund	$110	$7,647	$589	$11,176	$19,522
LifePath® Active 2030 Fund	$97	$6,773	$763	$5,326	$12,959
LifePath® Active 2035 Fund	$113	$10,204	$839	$8,133	$19,289
LifePath® Active 2040 Fund	$215	$10,150	$717	$8,682	$19,764
LifePath® Active 2045 Fund	$92	$10,020	$880	$5,503	$16,495
LifePath® Active 2050 Fund	$255	$18,654	$688	$9,188	$28,785
LifePath® Active 2055 Fund	$76	$1,333	$628	$674	$2,711

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

On October 31, 2016, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2017	2018
LifePath® Active Retirement Fund
Fund Level	$263,885	$209,605
Institutional	$78	$—
Investor A	$14,405	$9,114
Class K	$409	$647
Class R	$10,825	$9,487
LifePath® Active 2020 Fund
Fund Level	$229,845	$242,740
Institutional	$207	$93
Investor A	$12,635	$19,173
Class K	$546	$836
Class R	$8,646	$9,837
LifePath® Active 2025 Fund
Fund Level	$217,841	$231,833
Institutional	$88	$129
Investor A	$13,238	$11,166
Class K	$557	$1,019
Class R	$14,593	$13,336
LifePath® Active 2030 Fund
Fund Level	$215,626	$227,981
Institutional	$163	$169
Investor A	$12,318	$10,157
Class K	$699	$1,232
Class R	$7,673	$7,156
LifePath® Active 2035 Fund
Fund Level	$187,901	$196,617
Institutional	$146	$139
Investor A	$12,654	$12,890
Class K	$547	$1,266
Class R	$11,319	$9,690

90	BLACKROCK FUNDS II	OCTOBER 31, 2016

Notes to Financial Statements (continued)

	Expiring October 31,
	2017	2018
LifePath® Active 2040 Fund
Fund Level	$187,426	$191,972
Institutional	$203	$247
Investor A	$13,863	$12,542
Class K	$545	$1,049
Class R	$10,753	$10,217
LifePath® Active 2045 Fund
Fund Level	$169,821	$178,470
Institutional	$178	$119
Investor A	$12,634	$11,857
Class K	$520	$1,182
Class R	$10,611	$6,729
LifePath® Active 2050 Fund
Fund Level	$168,511	$183,670
Institutional	$275	$322
Investor A	$21,182	$20,373
Class K	$456	$882
Class R	$12,183	$10,354
LifePath® Active 2055 Fund
Fund Level	$145,344	$158,636
Institutional	$26	$90
Investor A	$933	$1,604
Class K	$629	$1,100
Class R	$130	$836

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on October 31, 2016:

LifePath® Active Retirement Fund
Fund Level	$170,691
Institutional	$205
Investor A	$12,033
Class K	$381
Class R	$6,058
LifePath® Active 2020 Fund
Fund Level	$193,753
Institutional	$151
Investor A	$14,468
Class K	$532
Class R	$4,977
LifePath® Active 2025 Fund
Fund Level	$192,682
Institutional	$24
Investor A	$12,094
Class K	$428
Class R	$7,545
LifePath® Active 2030 Fund
Fund Level	$188,232
Institutional	$204
Investor A	$11,068
Class K	$621
Class R	$5,984
LifePath® Active 2035 Fund
Fund Level	$155,483
Institutional	$140
Investor A	$10,029
Class K	$476
Class R	$6,293
LifePath® Active 2040 Fund
Fund Level	$160,545
Institutional	$228
Investor A	$14,913
Class K	$486
Class R	$8,964

BLACKROCK FUNDS II	OCTOBER 31, 2016	91

Notes to Financial Statements (continued)

LifePath® Active 2045 Fund
Fund Level	$145,072
Institutional	$243
Investor A	$11,260
Class K	$529
Class R	$6,065
LifePath® Active 2050 Fund
Fund Level	$142,660
Institutional	$250
Investor A	$17,110
Class K	$432
Class R	$8,749
LifePath® Active 2055 Fund
Fund Level	$145,526
Institutional	$91
Investor A	$636
Class K	$601
Class R	$290

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the year ended October 31, 2016, each Fund paid BIM the following amounts for securities lending agent services:

LifePath® Active Retirement Fund	$195
LifePath® Active 2020 Fund	$586
LifePath® Active 2025 Fund	$916
LifePath® Active 2030 Fund	$1,112
LifePath® Active 2035 Fund	$428
LifePath® Active 2040 Fund	$1,155
LifePath® Active 2045 Fund	$991
LifePath® Active 2050 Fund	$936
LifePath® Active 2055 Fund	$258

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

7. Purchases and Sales:

For the year ended October 31, 2016, purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term securities, were as follows:

	Purchases	Sales
LifePath® Active Retirement Fund	$6,459,824	$10,289,494
LifePath® Active 2020 Fund	$8,836,903	$14,460,912
LifePath® Active 2025 Fund	$9,592,974	$11,825,705
LifePath® Active 2030 Fund	$8,566,598	$13,238,891

92	BLACKROCK FUNDS II	OCTOBER 31, 2016

Notes to Financial Statements (continued)

	Purchases	Sales
LifePath® Active 2035 Fund	$7,308,606	$9,253,571
LifePath® Active 2040 Fund	$6,092,733	$8,541,897
LifePath® Active 2045 Fund	$4,035,389	$5,228,546
LifePath® Active 2050 Fund	$4,630,129	$5,184,044
LifePath® Active 2055 Fund	$1,897,787	$1,165,414

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended October 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to foreign currency transactions, the recognition of partnership income and distributions received from a regulated investment company were reclassified to the following accounts:

	LifePath® Active Retirement Fund	LifePath® Active 2020 Fund	LifePath® Active 2025 Fund	LifePath® Active 2030 Fund	LifePath® Active 2035 Fund
Undistributed net investment income	$21,480	$38,308	$38,550	$36,905	$29,337
Accumulated net realized gain (loss)	$(21,480)	$(38,308)	$(38,550)	$(36,905)	$(29,337)

	LifePath® Active 2040 Fund	LifePath® Active 2045 Fund	LifePath® Active 2050 Fund	LifePath® Active 2055 Fund
Undistributed net investment income	$27,157	$16,469	$16,903	$3,670
Undistributed net realized (gain) loss	$(27,157)	$(16,469)	$(16,903)	$(3,670)

The tax character of distributions paid was as follows:

	LifePath® Active Retirement Fund	LifePath® Active 2020 Fund	LifePath® Active 2025 Fund	LifePath® Active 2030 Fund	LifePath® Active 2035 Fund
Ordinary income
10/31/16	$675,671	$839,159	$846,865	$723,599	$432,164
10/31/15	$972,319	$1,039,703	$988,501	$775,808	$417,059
Long-term capital gains
10/31/16	638,014	1,308,494	1,507,947	1,810,666	975,923
10/31/15	1,047,523	1,357,101	1,428,741	1,533,876	857,929
Total
10/31/16	$1,313,685	$2,147,653	$2,354,812	$2,534,265	$1,408,087
10/31/15	$2,019,842	$2,396,804	$2,417,242	$2,309,684	$1,274,988

	LifePath® Active 2040 Fund	LifePath® Active 2045 Fund	LifePath® Active 2050 Fund	LifePath® Active 2055 Fund
Ordinary income
10/31/16	$275,001	$254,214	$242,868	$69,616
10/31/15	$509,390	$259,097	$219,164	$56,654
Long-term capital gains
10/31/16	1,364,898	797,505	690,489	195,138
10/31/15	1,380,499	645,286	582,416	164,197
Total
10/31/16	$1,639,899	$1,051,719	$933,357	$264,754
10/31/15	$1,889,889	$904,383	$801,580	$220,851

BLACKROCK FUNDS II	OCTOBER 31, 2016	93

Notes to Financial Statements (continued)

As of period end, the tax components of accumulated net earnings were as follows:

	LifePath® Active Retirement Fund	LifePath® Active 2020 Fund	LifePath® Active 2025 Fund	LifePath® Active 2030 Fund	LifePath® Active 2035 Fund
Undistributed ordinary income	$69,747	$131,174	$153,365	$97,994	$51,631
Undistributed long-term capital gains	—	55,404	265,691	267,134	306,921
Capital loss carryforwards	(88,907)	—	—	—	—
Net unrealized gains (losses)[1]	90,851	85,353	(76,920)	117,728	(120,941)
Total	$71,691	$271,931	$342,136	$482,856	$237,611

	LifePath® Active 2040 Fund	LifePath® Active 2045 Fund	LifePath® Active 2050 Fund	LifePath® Active 2055 Fund
Undistributed ordinary income	$28,048	$8,875	$20,502	$11,462
Undistributed long-term capital gains	341,070	263,235	258,356	66,282
Net unrealized losses[1]	(172,751)	(211,489)	(215,832)	(49,155)
Total	$196,367	$60,621	$63,026	$28,589

[1]

The differences between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain futures contracts and the timing and recognition of partnership income.

As of October 31, 2016, LifePath® Active Retirement Fund had a capital loss carryforward of $88,907, with no expiration date, available to offset future realized capital gains.

As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	LifePath® Active Retirement Fund	LifePath® Active 2020 Fund	LifePath® Active 2025 Fund	LifePath® Active 2030 Fund	LifePath® Active 2035 Fund
Tax cost	$17,831,694	$27,739,192	$28,968,105	$24,207,854	$20,284,496
Gross unrealized appreciation	$2,062,091	$3,168,461	$2,516,774	$2,174,814	$1,087,640
Gross unrealized depreciation	(1,971,244)	(3,083,110)	(2,593,694)	(2,057,083)	(1,208,621)
Net unrealized appreciation (depreciation)	$90,847	$85,351	$(76,920)	$117,731	$(120,981)

	LifePath® Active 2040 Fund	LifePath® Active 2045 Fund	LifePath® Active 2050 Fund	LifePath® Active 2055 Fund
Tax cost	$17,845,095	$13,733,031	$13,656,425	$4,039,241
Gross unrealized appreciation	$967,627	$633,087	$585,873	$118,075
Gross unrealized depreciation	(1,140,377)	(844,577)	(801,709)	(167,229)
Net unrealized depreciation	$(172,750)	$(211,490)	$(215,836)	$(49,154)

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated

94	BLACKROCK FUNDS II	OCTOBER 31, 2016

Notes to Financial Statements (continued)

among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended October 31, 2016, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that they believe the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right to offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended October 31, 2016		Year Ended October 31, 2015
LifePath® Active Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	45,378	$452,502	135,594	$1,424,884
Shares issued in reinvestment of distributions	7,467	70,813	565	5,881
Shares redeemed	(41,210)	(400,391)	(50,903)	(536,664)

Net increase	11,635	$122,924	85,256	$894,101

BLACKROCK FUNDS II	OCTOBER 31, 2016	95

Notes to Financial Statements (continued)

	Year Ended October 31, 2016		Year Ended October 31, 2015
LifePath® Active Retirement Fund (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	258,271	$2,488,482	264,847	$2,757,100
Shares issued in reinvestment of distributions	84,381	794,871	136,574	1,412,169
Shares redeemed	(505,958)	(4,869,660)	(755,897)	(7,865,175)

Net decrease	(163,306)	$(1,586,307)	(354,476)	$(3,695,906)

Class K
Shares sold	18,725	$182,178	22,883	$239,941
Shares issued in reinvestment of distributions	5,442	51,637	4,781	49,775
Shares redeemed	(16,108)	(156,149)	(8,678)	(90,831)

Net increase	8,059	$77,666	18,986	$198,885

Class R
Shares sold	141,927	$1,356,827	233,026	$2,467,505
Shares issued in reinvestment of distributions	41,608	392,371	52,401	542,344
Shares redeemed	(249,464)	(2,418,543)	(217,866)	(2,285,994)

Net increase (decrease)	(65,929)	$(669,345)	67,561	$723,855

Total Net Decrease	(209,541)	$(2,055,062)	(182,673)	$(1,879,065)

LifePath® Active 2020 Fund
Institutional
Shares sold	22,738	$212,759	—	—
Shares issued in reinvestment of distributions	179	1,729	166	$1,754
Shares redeemed	(1,620)	(16,430)	(8,609)	(97,266)

Net increase (decrease)	21,297	$198,058	(8,443)	$(95,512)

Investor A
Shares sold	359,571	$3,524,270	568,888	$6,025,987
Shares issued in reinvestment of distributions	135,177	1,289,592	146,540	1,532,807
Shares redeemed	(793,478)	(7,657,622)	(829,447)	(8,718,650)

Net decrease	(298,730)	$(2,843,760)	(114,019)	$(1,159,856)

Class K
Shares sold	105,948	$1,047,969	38,865	$409,921
Shares issued in reinvestment of distributions	7,584	72,806	6,710	70,651
Shares redeemed	(154,519)	(1,533,776)	(18,170)	(194,710)

Net increase (decrease)	(40,987)	$(413,001)	27,405	$285,862

Class R
Shares sold	267,805	$2,603,293	539,878	$5,715,620
Shares issued in reinvestment of distributions	78,846	745,882	71,839	745,688
Shares redeemed	(473,207)	(4,609,975)	(364,770)	(3,822,434)

Net increase (decrease)	(126,556)	$(1,260,800)	246,947	$2,638,874

Total Net Increase (Decrease)	(444,976)	$(4,319,503)	151,890	$1,669,368

96	BLACKROCK FUNDS II	OCTOBER 31, 2016

Notes to Financial Statements (continued)

	Year Ended October 31, 2016		Year Ended October 31, 2015
LifePath® Active 2025 Portfolio	Shares	Amount	Shares	Amount
Institutional
Shares sold	3,542	$34,175	—	—
Shares issued in reinvestment of distributions	74	707	2,118	$22,622
Shares redeemed	—	—	(36,869)	(410,024)

Net increase (decrease)	3,616	$34,882	(34,751)	$(387,402)

Investor A
Shares sold	403,050	$3,923,467	445,900	$4,747,362
Shares issued in reinvestment of distributions	135,941	1,287,365	124,886	1,327,532
Shares redeemed	(557,884)	(5,370,231)	(594,868)	(6,307,687)

Net decrease	(18,893)	$(159,399)	(24,082)	$(232,793)

Class K
Shares sold	185,559	$1,842,533	149,467	$1,580,317
Shares issued in reinvestment of distributions	16,846	160,548	3,791	40,565
Shares redeemed	(112,017)	(1,114,035)	(26,917)	(283,927)

Net increase	90,388	$889,046	126,341	$1,336,955

Class R
Shares sold	291,531	$2,820,350	307,555	$3,283,122
Shares issued in reinvestment of distributions	92,245	868,023	93,280	985,968
Shares redeemed	(336,083)	(3,280,690)	(488,065)	(5,173,095)

Net increase (decrease)	47,693	$407,683	(87,230)	$(904,005)

Total Net Increase (Decrease)	122,804	$1,172,212	(19,722)	$(187,245)

LifePath® Active 2030 Fund
Institutional
Shares sold	26,598	$243,940	2,830	$29,114
Shares issued in reinvestment of distributions	1,226	11,114	652	6,701
Shares redeemed	(6,505)	(61,552)	(4,481)	(45,368)

Net increase (decrease)	21,319	$193,502	(999)	$(9,553)

Investor A
Shares sold	384,033	$3,512,928	438,253	$4,503,338
Shares issued in reinvestment of distributions	159,789	1,438,104	145,497	1,484,071
Shares redeemed	(833,028)	(7,579,699)	(817,651)	(8,320,750)

Net decrease	(289,206)	$(2,628,667)	(233,901)	$(2,333,341)

Class K
Shares sold	104,135	$974,606	110,253	$1,122,266
Shares issued in reinvestment of distributions	18,784	170,557	7,065	72,629
Shares redeemed	(31,308)	(289,667)	(48,821)	(520,117)

Net increase	91,611	$855,496	68,497	$674,778

BLACKROCK FUNDS II	OCTOBER 31, 2016	97

Notes to Financial Statements (continued)

	Year Ended October 31, 2016		Year Ended October 31, 2015
LifePath® Active 2030 Fund (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	259,254	$2,359,247	300,890	$3,046,322
Shares issued in reinvestment of distributions	95,023	851,406	68,055	691,434
Shares redeemed	(480,801)	(4,434,536)	(323,440)	(3,311,591)

Net increase (decrease)	(126,524)	$(1,223,883)	45,505	$426,165

Total Net Decrease	(302,800)	$(2,803,552)	(120,898)	$(1,241,951)

LifePath® Active 2035 Fund
Institutional
Shares sold	5,697	$57,618	447	$4,825
Shares issued in reinvestment of distributions	498	4,782	73	780
Shares redeemed	(2,463)	(24,609)	(5,722)	(60,765)

Net increase (decrease)	3,732	$37,791	(5,202)	$(55,160)

Investor A
Shares sold	296,525	$2,856,367	368,032	$3,929,012
Shares issued in reinvestment of distributions	80,117	762,716	67,363	715,396
Shares redeemed	(550,198)	(5,309,086)	(440,016)	(4,609,894)

Net increase (decrease)	(173,556)	$(1,690,003)	(4,621)	$34,514

Class K
Shares sold	219,824	$2,163,824	62,814	$654,939
Shares issued in reinvestment of distributions	10,181	97,632	4,155	44,459
Shares redeemed	(81,715)	(807,881)	(18,396)	(192,907)

Net increase	148,290	$1,453,575	48,573	$506,491

Class R
Shares sold	292,967	$2,797,695	274,442	$2,900,278
Shares issued in reinvestment of distributions	54,269	512,848	45,838	483,590
Shares redeemed	(312,378)	(3,016,974)	(331,298)	(3,458,491)

Net increase (decrease)	34,858	$293,569	(11,018)	$(74,623)

Total Net Increase	13,324	$94,932	27,732	$411,222

LifePath® Active 2040 Fund
Institutional
Shares sold	884	$8,351	668	$7,185
Shares issued in reinvestment of distributions	742	6,942	581	6,181
Shares redeemed	(1,481)	(14,214)	(1,904)	(21,347)

Net increase (decrease)	145	$1,079	(655)	$(7,981)

Investor A
Shares sold	284,455	$2,662,171	416,855	$4,441,689
Shares issued in reinvestment of distributions	89,624	830,815	108,549	1,143,020
Shares redeemed	(469,901)	(4,352,690)	(742,495)	(7,606,810)

Net decrease	(95,822)	$(859,704)	(217,091)	$(2,022,101)

98	BLACKROCK FUNDS II	OCTOBER 31, 2016

Notes to Financial Statements (continued)

	Year Ended October 31, 2016		Year Ended October 31, 2015
LifePath® Active 2040 Fund (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	129,713	$1,228,442	60,229	$629,749
Shares issued in reinvestment of distributions	12,304	115,161	5,596	59,481
Shares redeemed	(62,542)	(584,250)	(28,077)	(297,310)

Net increase	79,475	$759,353	37,748	$391,920

Class R
Shares sold	257,486	$2,407,004	205,878	$2,162,098
Shares issued in reinvestment of distributions	72,420	669,165	60,901	640,064
Shares redeemed	(368,444)	(3,464,961)	(202,923)	(2,111,358)

Net increase (decrease)	(38,538)	$(388,792)	63,856	$690,804

Total Net Decrease	(54,740)	$(488,064)	(116,142)	$(947,358)

LifePath® Active 2045 Fund
Institutional
Shares sold	2,037	$22,045	545	$6,346
Shares issued in reinvestment of distributions	346	3,559	259	2,993
Shares redeemed	(2)	(24)	(422)	(4,816)

Net increase	2,381	$25,580	382	$4,523

Investor A
Shares sold	213,687	$2,193,173	203,790	$2,336,623
Shares issued in reinvestment of distributions	48,393	491,195	38,280	437,157
Shares redeemed	(270,897)	(2,779,977)	(208,401)	(2,362,819)

Net increase (decrease)	(8,817)	$(95,609)	33,669	$410,961

Class K
Shares sold	112,330	$1,169,375	28,480	$327,979
Shares issued in reinvestment of distributions	5,815	59,892	2,958	34,247
Shares redeemed	(32,814)	(330,976)	(18,669)	(217,446)

Net increase	85,331	$898,291	12,769	$144,780

Class R
Shares sold	193,482	$1,974,573	223,003	$2,544,432
Shares issued in reinvestment of distributions	48,554	488,946	37,036	419,989
Shares redeemed	(282,064)	(2,885,729)	(256,005)	(2,922,308)

Net increase (decrease)	(40,028)	$(422,210)	4,034	$42,113

Total Net Increase	38,867	$406,052	50,854	$602,377

LifePath® Active 2050 Fund
Institutional
Shares sold	4,349	$42,805	2,480	$26,770
Shares issued in reinvestment of distributions	1,126	10,822	905	9,699
Shares redeemed	(1,067)	(10,039)	(2,945)	(32,011)

Net increase	4,408	$43,588	440	$4,458

BLACKROCK FUNDS II	OCTOBER 31, 2016	99

Notes to Financial Statements (continued)

	Year Ended October 31, 2016		Year Ended October 31, 2015
LifePath® Active 2050 Fund (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	323,429	$3,083,014	340,624	$3,616,952
Shares issued in reinvestment of distributions	47,225	449,109	36,735	389,757
Shares redeemed	(344,596)	(3,324,663)	(313,539)	(3,266,191)

Net increase	26,058	$207,460	63,820	$740,518

Class K
Shares sold	66,094	$637,180	32,481	$347,440
Shares issued in reinvestment of distributions	5,093	49,000	3,167	33,954
Shares redeemed	(34,442)	(335,910)	(20,822)	(221,621)

Net increase	36,745	$350,270	14,826	$159,773

Class R
Shares sold	222,550	$2,120,180	268,617	$2,833,553
Shares issued in reinvestment of distributions	43,937	416,076	34,100	360,432
Shares redeemed	(300,754)	(2,853,306)	(269,221)	(2,847,047)

Net increase (decrease)	(34,267)	$(317,050)	33,496	$346,938

Total Net Increase	32,944	$284,268	112,582	$1,251,687

LifePath® Active 2055 Fund
Investor A
Shares sold	30,671	$304,725	13,453	$151,062
Shares issued in reinvestment of distributions	2,212	22,052	1,340	15,037
Shares redeemed	(6,238)	(62,018)	(7,067)	(78,254)

Net increase	26,645	$264,759	7,726	$87,845

Class K
Shares sold	22,370	$226,653	9,975	$111,707
Shares issued in reinvestment of dividends and distributions	1,223	12,234	—	—
Shares redeemed	(4,785)	(46,614)	(356)	(4,000)

Net increase	18,808	$192,273	9,619	$107,707

Class R
Shares sold	72,390	$722,815	40,457	$455,694
Shares issued in reinvestment of distributions	4,163	41,336	362	4,050
Shares redeemed	(26,508)	(266,678)	(3,924)	(43,609)

Net increase	50,045	$497,473	36,895	$416,135

Total Net Increase	95,498	$954,505	54,240	$611,687

At October 31, 2016, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Shares	LifePath® Active Retirement Fund	LifePath® Active 2020 Fund	LifePath® Active 2025 Fund	LifePath® Active 2030 Fund	LifePath® Active 2035 Fund	LifePath® Active 2040 Fund	LifePath® Active 2045 Fund	LifePath® Active 2050 Fund	LifePath® Active 2055 Fund
Institutional	2,332	2,365	2,463	2,513	2,488	2,515	2,413	2,651	2,500
Investor A	—	—	—	—	—	—	—	—	2,500
Class K	—	—	—	—	—	—	—	—	192,500
Class R	—	—	—	—	—	—	—	—	2,500

100	BLACKROCK FUNDS II	OCTOBER 31, 2016

Notes to Financial Statements (concluded)

12. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On November 18, 2016, each Fund effected a name change, as well as certain changes to its investment strategies and the underlying funds in which it may invest. Under the new investment strategy, each Fund intends to invest a significant portion of its assets in affiliated underlying funds that follow factor-based investment strategies. Such factor-based underlying funds seek to track the performance of alternatively weighted indices that are constructed using methodologies that rely on equal weighting of underlying component stocks or measure factors such as value, quality, size, or volatility, rather than market-cap weighting. These methodologies are sometimes referred to as “Smart Beta.”

Each Fund’s name change is as follows:

Old Name	New Name
BlackRock LifePath® Active Retirement Fund	BlackRock LifePath® Smart Beta Retirement Fund
BlackRock LifePath® Active 2020 Fund	BlackRock LifePath® Smart Beta 2020 Fund
BlackRock LifePath® Active 2025 Fund	BlackRock LifePath® Smart Beta 2025 Fund
BlackRock LifePath® Active 2030 Fund	BlackRock LifePath® Smart Beta 2030 Fund
BlackRock LifePath® Active 2035 Fund	BlackRock LifePath® Smart Beta 2035 Fund
BlackRock LifePath® Active 2040 Fund	BlackRock LifePath® Smart Beta 2040 Fund
BlackRock LifePath® Active 2045 Fund	BlackRock LifePath® Smart Beta 2045 Fund
BlackRock LifePath® Active 2050 Fund	BlackRock LifePath® Smart Beta 2050 Fund
BlackRock LifePath® Active 2055 Fund	BlackRock LifePath® Smart Beta 2055 Fund

BLACKROCK FUNDS II	OCTOBER 31, 2016	101

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds II and Shareholders of the Funds, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock LifePath® Active Retirement Fund, BlackRock LifePath® Active 2020 Fund, BlackRock LifePath® Active 2025 Fund, BlackRock LifePath® Active 2030 Fund, BlackRock LifePath® Active 2035 Fund, BlackRock LifePath® Active 2040 Fund, BlackRock LifePath® Active 2045 Fund, BlackRock LifePath® Active 2050 Fund and BlackRock LifePath® Active 2055 Fund (nine of the funds constituting BlackRock Funds II, hereafter collectively referred to as the “Funds”) as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, the transfer agent of the investee funds, and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for each of the periods ended October 31, 2013 and prior were audited by other auditors whose report dated December 23, 2013 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2016

Important Tax Information (Unaudited)

During the fiscal year ended October 31, 2016, the following information is provided with respect to distributions paid:

	Payable Dates	Qualified Dividend Income for Individuals[1,2]	Dividends Qualifying for the Dividends Received Deduction for Corporations[1,2]	Foreign Source Income[1,2]	Foreign Taxes Paid Per Share[3]	Federal Obligation Interest[2,4]	Interest-Related Dividends and Qualified Short- Term Capital Gains for non- U.S. Residents[5]	Long Term Capital Gain Per Share
LifePath® Active Retirement Fund	12/30/15	11.04%	9.34%	3.57%	$0.001790	6.48%	56.87%	$0.326967
LifePath® Active 2020 Fund	12/30/15	16.93%	13.49%	5.01%	$0.001837	6.00%	60.10%	$0.413294
LifePath® Active 2025 Fund	12/30/15	17.61%	13.53%	5.38%	$0.002301	3.07%	66.67%	$0.560598
LifePath® Active 2030 Fund	12/30/15	26.41%	20.05%	7.74%	$0.002782	2.81%	55.19%	$0.659257
LifePath® Active 2035 Fund	12/30/15	38.51%	29.29%	8.17%	$0.002354	1.78%	41.97%	$0.497162
LifePath® Active 2040 Fund	12/30/15	62.93%	47.07%	15.29%	$0.002913	0.91%	6.90%	$0.756974
LifePath® Active 2045 Fund	12/30/15	46.45%	34.50%	10.70%	$0.002768	0.35%	33.58%	$0.664198
LifePath® Active 2050 Fund	12/30/15	48.10%	35.73%	11.49%	$0.002649	0.25%	37.91%	$0.547759
LifePath® Active 2055 Fund	12/30/15	35.08%	26.08%	12.05%	$0.003474	0.01%	42.56%	$0.690997

[1]	The Funds hereby designate the percentage indicated above or the maximum amount allowable by law.

[2]	Expressed as a percentage of the ordinary income cash distribution grossed-up for foreign taxes.

[3]

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

[4]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

[5]	Represents the portion of the taxable ordinary income dividends eligible for exemptions from U.S. withholding tax for nonresident aliens and foreign corporations.

102	BLACKROCK FUNDS II	OCTOBER 31, 2016

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met in person on April 12, 2016 (the “April Meeting”) and May 10-11, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Trust, on behalf of BlackRock LifePath® Active Retirement Fund (the “Retirement Fund”), BlackRock LifePath® Active 2020 Fund (the “2020 Fund”), BlackRock LifePath® Active 2025 Fund (the “2025 Fund”), BlackRock LifePath® Active 2030 Fund (the “2030 Fund”), BlackRock LifePath® Active 2035 Fund (the “2035 Fund”), BlackRock LifePath® Active 2040 Fund (the “2040 Fund”), BlackRock LifePath® Active 2045 Fund (the “2045 Fund”), BlackRock LifePath® Active 2050 Fund (the “2050 Fund”) and BlackRock LifePath® Active 2055 Fund (the “2055 Fund”) (each, a “Fund,” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment adviser.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, ten of whom were not “interested persons” of each Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). One of the Board Members is a non-management interested Board Member by virtue of his former positions with BlackRock, Inc. and its affiliates. The Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) each Fund’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

BLACKROCK FUNDS II	OCTOBER 31, 2016	103

Disclosure of Investment Advisory Agreement (continued)

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on Fund fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Broadridge1; (b) a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; and (g) sales and redemption data regarding each Fund’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2017. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, a relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

104	BLACKROCK FUNDS II	OCTOBER 31, 2016

Disclosure of Investment Advisory Agreement (continued)

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, the Retirement Fund ranked in the third, first and first quartiles, respectively, against its Broadridge Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the Retirement Fund’s underperformance during the one-year period. The Board noted that effective December 31, 2014, the Retirement Fund had undergone a change in its investment strategy, and in that connection had changed its name from LifePath Active 2015 Portfolio to LifePath Active Retirement Fund.

The Board noted that for the one-, three- and five-year periods reported, the 2020 Fund ranked in the third, second and second quartiles, respectively, against its Broadridge Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2020 Fund’s underperformance during the one-year period.

The Board noted that for the one-, three- and five-year periods reported, the 2025 Fund ranked in the fourth, third and second quartiles, respectively, against its Broadridge Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2025 Fund’s underperformance during the one- and three-year periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2025 Fund’s investment performance. Discussions covered topics such as: investment risks undertaken by the 2025 Fund; performance attribution; the 2025 Fund’s investment personnel; and the resources appropriate to support the 2025 Fund’s investment processes. The Board and BlackRock also discussed BlackRock’s strategy for the LifePath Active Fund suite, including the glidepath and underlying investment options.

The Board noted that for each of the one-, three- and five-year periods reported, the 2030 Fund ranked in the third quartile against its Broadridge Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2030 Fund’s underperformance during these periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2030 Fund’s investment performance. Discussions covered topics such as: investment risks undertaken by the 2030 Fund; performance attribution; the 2030 Fund’s investment personnel; and the resources appropriate to support the 2030 Fund’s investment processes. The Board and BlackRock also discussed BlackRock’s strategy for the LifePath Active Fund suite, including the glidepath and underlying investment options.

The Board noted that for each of the one-, three- and five-year periods reported, the 2035 Fund ranked in the fourth quartile against its Broadridge Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2035 Fund’s underperformance during these periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2035 Fund’s investment performance. Discussions covered topics such as: investment risks undertaken by the 2035 Fund; performance attribution; the 2035 Fund’s investment personnel; and the resources appropriate to support the 2035 Fund’s investment processes. The Board and BlackRock also discussed BlackRock’s strategy for the LifePath Active Fund suite, including the glidepath and underlying investment options.

The Board noted that for each of the one-, three- and five-year periods reported, the 2040 Fund ranked in the third quartile against its Broadridge Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2040 Fund’s underperformance during these periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2040 Fund’s investment performance. Discussions covered topics such as: investment risks undertaken by the 2040 Fund; performance attribution; the 2040 Fund’s investment personnel; and the resources appropriate to support the 2040 Fund’s investment processes. The Board and BlackRock also discussed BlackRock’s strategy for the LifePath Active Fund suite, including the glidepath and underlying investment options.

BLACKROCK FUNDS II	OCTOBER 31, 2016	105

Disclosure of Investment Advisory Agreement (continued)

The Board noted that for the one-, three- and five-year periods reported, the 2045 Fund ranked in the fourth, fourth, and third quartile, respectively, against its Broadridge Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2045 Fund’s underperformance during these periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2045 Fund’s investment performance. Discussions covered topics such as: investment risks undertaken by the 2045 Fund; performance attribution; the 2045 Fund’s investment personnel; and the resources appropriate to support the 2045 Fund’s investment processes. The Board and BlackRock also discussed BlackRock’s strategy for the LifePath Active Fund suite, including the glidepath and underlying investment options.

The Board noted that for each of the one-, three- and five-year periods reported, the 2050 Fund ranked in the third quartile against its Broadridge Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2050 Fund’s underperformance during these periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2050 Fund’s investment performance. Discussions covered topics such as: investment risks undertaken by the 2050 Fund; performance attribution; the 2050 Fund’s investment personnel; and the resources appropriate to support the 2050 Fund’s investment processes. The Board and BlackRock also discussed BlackRock’s strategy for the LifePath Active Fund suite, including the glidepath and underlying investment options.

The Board noted that for each of the one-year and since-inception periods reported, the 2055 Fund ranked in the third quartile against its Broadridge Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2055 Fund’s underperformance during these periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the 2055 Fund’s investment performance. Discussions covered topics such as: investment risks undertaken by the 2055 Fund; performance attribution; the 2055 Fund’s investment personnel; and the resources appropriate to support the 2055 Fund’s investment processes. The Board and BlackRock also discussed BlackRock’s strategy for the LifePath Active Fund suite, including the glidepath and underlying investment options.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board noted that BlackRock does not charge the Funds an advisory fee. The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing each Fund, to each Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

106	BLACKROCK FUNDS II	OCTOBER 31, 2016

Disclosure of Investment Advisory Agreement (continued)

The Board noted that BlackRock will not receive any advisory fees from the Retirement Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the Retirement Fund’s contractual management fee rate ranked second out of four funds, and that the actual management fee rate and total expense ratio ranked first out of three funds and in the third quartile, respectively, relative to the Retirement Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the Retirement Fund’s total expenses as a percentage of the Retirement Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2020 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2020 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked first out of four funds and in the second quartile, respectively, relative to the 2020 Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2020 Fund’s total expenses as a percentage of the 2020 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2025 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2025 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the 2025 Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2025 Fund’s total expenses as a percentage of the 2025 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2030 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2030 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked first out of four funds and in the third quartile, respectively, relative to the 2030 Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2030 Fund’s total expenses as a percentage of the 2030 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2035 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2035 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the 2035 Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2035 Fund’s total expenses as a percentage of the 2035 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2040 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2040 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the 2040 Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2040 Fund’s total expenses as a percentage of the 2040 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2045 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2045 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked first out of four funds and in the second quartile, respectively, relative to the 2045 Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2045 Fund’s total expenses as a percentage of the 2045 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2050 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2050 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked first out of four funds and in the second quartile, respectively, relative to the 2050 Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2050 Fund’s total expenses as a percentage of the 2050 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2055 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2055 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked first out of four funds and in the second quartile, respectively, relative to the 2055 Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2055 Fund’s total expenses as a percentage of the 2055 Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to

BLACKROCK FUNDS II	OCTOBER 31, 2016	107

Disclosure of Investment Advisory Agreement (concluded)

enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

108	BLACKROCK FUNDS II	OCTOBER 31, 2016

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Independent Trustees[3]
Robert M. Hernandez 1944	Chair of the Board and Trustee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	28 RICs consisting of 98 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company
Fred G. Weiss 1941	Vice Chair of the Board and Trustee	Since 2007	Managing Director, FGW Consultancy LLC (consulting and investment company) since 1997; Director and Treasurer, Michael J. Fox Foundation for Parkinson’s Research since 2000.	28 RICs consisting of 98 Portfolios	Allergan plc (pharmaceuticals)
James H. Bodurtha 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting and investing firm) from 1996 to 2013 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980; Director, ICI Mutual since 2010.	28 RICs consisting of 98 Portfolios	None
Bruce R. Bond 1946	Trustee	Since 2007	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	28 RICs consisting of 98 Portfolios	None
Donald W. Burton 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The Burton Partnership (QP), LP (an investment partnership) since 2000; Managing General Partner, The South Atlantic Venture Funds from 1983 to 2012; Director, IDology, Inc. (technology solutions) since 2006; Director, Knology, Inc. (telecommunications) from 1996 to 2012; Director, Capital Southwest (financial) from 2006 to 2012; Director, Besito (restaurant) since 2013; Director, PDQ South Texas (restaurant) since 2013; Director, ITC/Talon (data) since 2015.	28 RICs consisting of 98 Portfolios	None
Honorable Stuart E. Eizenstat 1943	Trustee	Since 2007	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) from 2007 to 2012; Member of the International Advisory Board GML Ltd. (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) from 2004 to 2009.	28 RICs consisting of 98 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical; UPS Corporation (delivery service)
John F. O’Brien 1943	Trustee	Since 2007	Trustee, Woods Hole Oceanographic Institute since 2003 and Chairman thereof from 2009 to 2015; Co-Founder and Managing Director, Board Leaders LLC (director education) since 2005.	28 RICs consisting of 98 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)

BLACKROCK FUNDS II	OCTOBER 31, 2016	109

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Independent Trustees[3] (concluded)
Donald C. Opatrny 1952	Trustee	Since 2015	Trustee, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; Member of the Board and Investment Committee, University School since 2007; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President and Trustee, the Center for the Arts, Jackson Hole since 2011; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014.	28 RICs consisting of 98 Portfolios	None
Roberta Cooper Ramo 1942	Trustee	Since 2007	Shareholder and Attorney, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; Vice President, Santa Fe Opera (non-profit) since 2011; Chair, Think New Mexico (non-profit) since 2013; Chairman of the Board, Cooper’s Inc. (retail) from 1999 to 2011.	28 RICs consisting of 98 Portfolios	None
David H. Walsh 1941	Trustee	Since 2007	Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation from 2008 to 2012; Director, The American Museum of Fly Fishing since 1997.	28 RICs consisting of 98 Portfolios	None

110	BLACKROCK FUNDS II	OCTOBER 31, 2016

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Interested Trustees[4]
Robert Fairbairn 1965	Trustee	Since 2015	Senior Managing Director of BlackRock, Inc. since 2010; Global Head of BlackRock’s Retail and iShares® businesses since 2012; Member of BlackRock’s Global Executive and Global Operating Committees; Head of BlackRock’s Global Client Group from 2009 to 2012; Chairman of BlackRock’s international businesses from 2007 to 2010.	28 RICs consisting of 98 Portfolios	None
Henry Gabbay 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	28 RICs consisting of 98 Portfolios	None
Henry R. Keizer 1956	Trustee	Since 2016	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, Montpelier Re Holdings, Ltd. (publicly held property and casual reinsurance) from 2013 to 2015; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) in 2004 to 2005 and 2010 to 2012; Director KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	28 RICs consisting of 98 Portfolios	Hertz Global Holdings (car rental); WABCO (commercial vehicle safety systems)
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 315 Portfolios	None

[1]	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]

Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for Messrs. Walsh and Weiss until January 31, 2017, which the Board believes to be in the best interests of shareholders of the Trust. Interested Trustees serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.

[3]

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Trust’s board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Robert M. Hernandez, 1996; John F. O’Brien, 2005; Roberta Cooper Ramo, 1999; David H. Walsh, 2003; and Fred G. Weiss, 1998.

[4]

Messrs. Fairbairn and Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Perlowski is also a board member of the BlackRock Closed-End Complex and the BlackRock Equity-Liquidity Complex. Mr. Gabbay may be deemed an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates. Mr. Keizer may be deemed an “interested person” of the Trust based on his former directorship at another company which is not an affiliate of BlackRock, Inc. It is anticipated that Mr. Keizer will become an Independent Trustee effective January 31, 2017. Messrs. Gabbay and Keizer do not currently serve as officers or employees of BlackRock, Inc. or its affiliates or own any securities of BlackRock, Inc. or The PNC Financial Services Group, Inc. Each of Messrs. Gabbay and Keizer is a non-management Interested Trustee.

BLACKROCK FUNDS II	OCTOBER 31, 2016	111

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years

Officers Who Are Not Trustees[2]
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. [2] Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

On September 26, 2016, the Board appointed Lena G. Goldberg as a Trustee of the Trust, effective November 4, 2016.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

112	BLACKROCK FUNDS II	OCTOBER 31, 2016

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS II	OCTOBER 31, 2016	113

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

114	BLACKROCK FUNDS II	OCTOBER 31, 2016

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LifeActive-10/16-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez Fred G. Weiss Stuart E. Eizenstat Bruce R. Bond

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) and Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® Smart Beta Retirement Fund (Formerly BlackRock LifePath® Active Retirement Fund)	$15,255	$15,000	$0	$0	$15,000	$15,000	$0	$0
BlackRock LifePath® Smart Beta 2020 Fund (Formerly BlackRock LifePath® Active 2020 Fund)	$15,255	$15,000	$0	$0	$15,000	$15,000	$0	$0
BlackRock LifePath® Smart Beta 2025 Fund (Formerly BlackRock LifePath® Active 2025 Fund)	$15,255	$15,000	$0	$0	$15,000	$15,000	$0	$0
BlackRock LifePath® Smart Beta 2030 Fund (Formerly BlackRock LifePath® Active 2030 Fund)	$15,255	$15,000	$0	$0	$15,000	$15,000	$0	$0
BlackRock LifePath® Smart Beta 2035 Fund (Formerly BlackRock LifePath® Active 2035 Fund)	$15,255	$15,000	$0	$0	$15,000	$15,000	$0	$0
BlackRock LifePath® Smart Beta 2040 Fund (Formerly BlackRock LifePath® Active 2040 Fund)	$15,255	$15,000	$0	$0	$15,000	$15,000	$0	$0

BlackRock LifePath® Smart Beta 2045 Fund (Formerly BlackRock LifePath® Active 2045 Fund)	$15,255	$15,000	$0	$0	$15,000	$15,000	$0	$0
BlackRock LifePath® Smart Beta 2050 Fund (Formerly BlackRock LifePath® Active 2050 Fund)	$15,255	$15,000	$0	$0	$15,000	$15,000	$0	$0
BlackRock LifePath® Smart Beta 2055 Fund (Formerly BlackRock LifePath® Active 2055 Fund)	$15,230	$13,500	$0	$0	$15,000	$15,000	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® Smart Beta Retirement Fund (Formerly BlackRock LifePath® Active Retirement Fund)	$15,000	$15,000
BlackRock LifePath® Smart Beta 2020 Fund (Formerly BlackRock LifePath® Active 2020 Fund)	$15,000	$15,000
BlackRock LifePath® Smart Beta 2025 Fund (Formerly BlackRock LifePath® Active 2025 Fund)	$15,000	$15,000
BlackRock LifePath® Smart Beta 2030 Fund (Formerly BlackRock LifePath® Active 2030 Fund)	$15,000	$15,000
BlackRock LifePath® Smart Beta 2035 Fund (Formerly BlackRock LifePath® Active 2035 Fund)	$15,000	$15,000
BlackRock LifePath® Smart Beta 2040 Fund (Formerly BlackRock LifePath® Active 2040 Fund)	$15,000	$15,000
BlackRock LifePath® Smart Beta 2045 Fund (Formerly BlackRock LifePath® Active 2045 Fund)	$15,000	$15,000
BlackRock LifePath® Smart Beta 2050 Fund (Formerly BlackRock LifePath® Active 2050 Fund)	$15,000	$15,000
BlackRock LifePath® Smart Beta 2055 Fund (Formerly BlackRock LifePath® Active 2055 Fund)	$15,000	$15,000

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments (a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: January 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: January 4, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: January 4, 2017